UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/29/12

Item 1. Reports to Stockholders.

FEBRUARY 29, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

FIXED INCOME

Templeton Global Bond Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Global Bond Fund

Your Fund’s Goal and Main Investments: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

We are pleased to bring you Templeton Global Bond Fund’s semiannual report for the period ended February 29, 2012.

Performance Overview

For the six months under review, Templeton Global Bond Fund – Class A delivered a +0.71% cumulative total return. In comparison, the Fund’s bench-
mark, the Citigroup World Government Bond Index (WGBI), had cumulative total returns of +2.66% in local currency terms and -1.56% in U.S. dollar terms for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

The global economic recovery strengthened during the period under review.
Emerging markets continued to lead the recovery as several emerging economies returned to or exceeded their respective pre-crisis activity levels.
Positive economic reports, including real gross domestic product (GDP)
growth in 2011 of 1.7% in the U.S. and 9.2% in China helped dampen fears of severe global economic slowdown.2 Geographically, non-Japan Asia had the most encouraging results, and in the fourth quarter of 2011, real GDP grew at year-over-year rates of 8.9% in China, 5.2% in Malaysia and 3.4%
in South Korea.3 Although some developed economies, such as those of

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Economic Analysis (U.S.); National Bureau of Statistics (China).
3. Source: National Bureau of Statistics (China); Department of Statistics (Malaysia); Bank of Korea (South Korea).

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Australia and some Scandinavian nations, enjoyed relatively strong recover-
ies, growth in the G-3 (U.S., eurozone and Japan) was slow by the standards of previous recoveries.

Globally, central bankers pursued divergent policies. Interest rates remained at historically low levels in the U.S. and Japan, while the European Central
Bank (ECB) implemented a 50 basis point (bps; 100 bps equal one percentage point) rate reduction. In non-Japan Asia, policymakers reduced interest rates
50 bps in Australia, 50 bps in the Philippines and 100 bps in Indonesia. In
contrast, policymakers in India and Sri Lanka increased rates 50 bps, while the State Bank of Vietnam increased rates 100 bps. In addition to rate adjust-
ments, central bankers employed a variety of tools. The ECB’s Long-Term
Refinancing Operation helped reduce fears of a disorderly sovereign credit event and its potential fallout. The U.S. Federal Reserve Board increased the average maturity of its Treasury holdings in an effort to put downward pres-
sure on longer term rates, while the Bank of England and Bank of Japan expanded their respective asset purchase programs. Similarly, Chinese offi-
cials signaled a desire to pursue “fine tuning,” which included two 50 bps reductions in the reserve requirement ratio. Despite these positive develop-
ments, fears of sovereign debt default in Europe, the possibility of another recession in the U.S., and a potential “hard landing” in China dominated financial market headlines. As investor fears waxed and waned, risk appetite and aversion, and correspondingly, investor demand for risk assets and per-
ceived safe-haven assets, also alternated.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportuni-
ties, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to vari-
ous currencies and may use currency forward contracts.

Manager’s Discussion

Several factors, including interest rate developments, currency movements and exposure to sovereign debt markets, affected the Fund’s total return.
During the period under review, interest rate strategies and sovereign credit exposures contributed to absolute results, while currency positions detracted.

4 | Semiannual Report

Interest Rate Strategy

During the period under review, we maintained the portfolio’s defensive duration positioning as policymakers in the G-3, the U.K. and Switzerland continued to pursue historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in those government bond markets. Our underweighted duration exposure in the U.S.
and Japan, however, detracted from performance relative to the benchmark as yields did not increase significantly during the review period. Generally, investors demand higher yields to compensate for the greater interest rate risk associated with holding longer term bonds. The Fund maintained little dura-
tion exposure in emerging markets, except in select countries where rates were relatively high. As central banks in some countries lowered their policy rates over the period, yields on some longer term local currency-denominated bonds fell, and the corresponding increase in the market value of our holdings of these bonds contributed to performance.

Currency Strategy

The Fund’s diversified currency exposure added to relative performance dur-
ing the period. As part of its investment strategy, the Fund used currency forward contracts to limit or add exposure to various currencies. Despite relatively slow growth in the U.S., the U.S. dollar was broadly stronger, and gained 4.78% over the period versus its major trading partners.4 Dollar strength was particularly pronounced early in the period as elevated market risk aversion contributed to the depreciation of several Latin American cur-
rencies against the U.S. dollar. Although risk aversion subsided later in the period, several Latin American currencies failed to regain their strength, lead-
ing our currency exposures in the region to hurt performance overall. Over the period, the Brazilian real depreciated 7.50%, the Chilean peso fell 3.87%, and the Mexican peso declined 3.43% against the U.S. dollar.5

In Asia, our large net-negative exposure to the Japanese yen against the U.S.
dollar, achieved via currency forward contracts, benefited performance as the yen depreciated 5.52% against the dollar during the period.5 Nonetheless, currency positions in non-Japan Asia offset the effects of yen depreciation, and our exposures to Asian currencies hurt absolute performance overall.
Although the Reserve Bank of Australia instituted two 25 bps rate cuts,

4. Source: Federal Reserve H10 Report.
5. Source: IDC/Exshare.

Semiannual Report | 5

strong Chinese demand for Australian exports and domestic strength con-
tributed to the Australian dollar’s resiliency. Central banks in South Korea and Malaysia held policy rates steady, while central banks in the Philippines and Indonesia reduced rates because of concerns about the potential effect of a deterioration in the global outlook and its impact on domestic activity. The
South Korean won, Malaysian ringgit, Philippine peso and Indonesian rupiah each depreciated against the U.S. dollar.

ECB rate cuts contributed to the euro’s 7.09% depreciation against the U.S.
dollar over the period, and our net negative position in this currency, through the use of forward currency contracts, contributed significantly to perform-
ance relative to the benchmark.5 However, this effect was partially offset by positioning in peripheral European currencies, which depreciated against the
U.S. dollar.

Global Sovereign Debt Strategy

The Fund purchased investment grade and sub-investment grade hard currency-
denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Early in the period, heightened risk aversion led spreads to widen between high yielding sovereign credits and their underlying “risk-free assets,”
such as U.S. Treasuries, but these spreads narrowed toward the end of the period. As financial markets began reflecting the underlying strength of emerg-
ing economies, governments of some countries traditionally considered emerging markets could borrow more cheaply than some eurozone members and, in several cases, U.S. states. U.S. dollar-denominated emerging market debt posted a +5.51% total return during the period, as measured by the JPM
Emerging Markets Bond Index (EMBI) Global.6 Sovereign interest rate credit spreads narrowed 3 bps during the period.6 Regionally, Latin American sover-
eign debt posted a +9.24% total return, Asian debt a +4.52% total return, and central and eastern European debt a +1.61% total return, as measured by subindexes of the JPM EMBI Global.6

6. Source: J.P. Morgan.

6 | Semiannual Report

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reli-
able, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 2/29/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctu-
ations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Changes in interest rates will affect the value of the
Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of derivatives and foreign currency techniques involves special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Price and total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 8/31/11 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs.

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.88%; C: 1.28%; R: 1.13%; and
Advisor: 0.63%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

12 | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period February 2, 2009 (effective date) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited)

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Indonesia (continued)			
Government of Indonesia, (continued)			
FR26, 11.00%, 10/15/14	145,580,000,000	IDR	$ 18,649,162
FR27, 9.50%, 6/15/15	55,210,000,000	IDR	7,003,714
FR28, 10.00%, 7/15/17	104,700,000,000	IDR	14,272,631
FR30, 10.75%, 5/15/16	185,655,000,000	IDR	25,122,797
FR31, 11.00%, 11/15/20	889,507,000,000	IDR	135,312,072
FR32, 15.00%, 7/15/18	1,150,000,000	IDR	193,742
FR34, 12.80%, 6/15/21	1,505,113,000,000	IDR	252,872,379
FR35, 12.90%, 6/15/22	798,372,000,000	IDR	137,302,260
FR36, 11.50%, 9/15/19	401,590,000,000	IDR	61,086,658
FR37, 12.00%, 9/15/26	66,550,000,000	IDR	11,501,417
FR39, 11.75%, 8/15/23	556,845,000,000	IDR	91,318,237
FR40, 11.00%, 9/15/25	710,760,000,000	IDR	114,332,711
FR42, 10.25%, 7/15/27	818,390,000,000	IDR	127,249,661
FR43, 10.25%, 7/15/22	319,455,000,000	IDR	47,381,342
FR44, 10.00%, 9/15/24	197,824,000,000	IDR	29,635,657
FR46, 9.50%, 7/15/23	2,825,220,000,000	IDR	405,270,181
FR47, 10.00%, 2/15/28	1,854,867,000,000	IDR	279,155,443
FR48, 9.00%, 9/15/18	341,640,000,000	IDR	45,560,461
FR49, 9.00%, 9/15/13	369,360,000,000	IDR	43,761,182
FR52, 10.50%, 8/15/30	896,704,000,000	IDR	140,713,392
[e]senior note, 144A, 11.625%, 3/04/19	57,990,000		87,405,138
Indonesia Retail Bond,			
9.35%, 8/15/12	29,450,000,000	IDR	3,354,476
senior bond, ORI7, 7.95%, 8/15/13	87,632,000,000	IDR	10,194,844
			2,154,814,975
Iraq 0.1%			
Government of Iraq,			
[e]144A, 5.80%, 1/15/28	17,221,000		13,485,335
[f]Reg S, 5.80%, 1/15/28	47,777,000		37,412,974
			50,898,309
Ireland 4.6%			
Government of Ireland,			
4.60%, 4/18/16	158,361,000	EUR	207,813,710
5.90%, 10/18/19	393,376,000	EUR	499,479,107
4.50%, 4/18/20	338,954,000	EUR	388,759,253
5.00%, 10/18/20	624,313,000	EUR	735,883,148
senior bond, 4.50%, 10/18/18	156,911,000	EUR	190,559,349
senior bond, 4.40%, 6/18/19	241,555,000	EUR	287,324,528
senior bond, 5.40%, 3/13/25	457,034,000	EUR	533,184,943
			2,843,004,038
Israel 1.0%			
Government of Israel,			
5.00%, 3/31/13	802,230,000	ILS	217,642,952
3.50%, 9/30/13	1,553,169,000	ILS	416,206,998
			633,849,950

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Lithuania 1.2%			
[a]Government of Lithuania, 144A,			
6.75%, 1/15/15	340,330,000		$ 366,259,743
7.375%, 2/11/20	259,310,000		293,815,085
6.125%, 3/09/21	101,430,000		105,818,369
			765,893,197
Malaysia 4.6%			
Government of Malaysia, senior bond,			
3.718%, 6/15/12	2,231,455,000	MYR	746,617,802
2.509%, 8/27/12	2,331,675,000	MYR	776,918,313
3.702%, 2/25/13	1,546,173,000	MYR	520,361,155
[g]3.70%, 5/15/13	214,970,000	MYR	72,464,374
3.21%, 5/31/13	1,392,490,000	MYR	466,768,877
3.461%, 7/31/13	386,185,000	MYR	129,955,797
[g]5.094%, 4/30/14	259,200,000	MYR	90,428,481
			2,803,514,799
Mexico 3.9%			
Government of Mexico,			
M, 9.00%, 6/20/13	91,972,200[h]	MXN	754,859,923
M, 7.00%, 6/19/14	41,961,300[h]	MXN	342,012,251
M, 7.25%, 12/15/16	11,100,000[h]	MXN	93,576,156
MI, 9.00%, 12/20/12	22,179,000[h]	MXN	178,658,724
MI, 8.00%, 12/19/13	105,687,700[h]	MXN	868,346,836
MI, 9.50%, 12/18/14	18,840,700[h]	MXN	164,130,125
			2,401,584,015
Norway 0.6%			
[a]Kommunalbanken AS, senior note, 144A, 2.875%, 11/02/12	2,043,240,000	NOK	366,989,159
Peru 0.1%			
Government of Peru, 7.84%, 8/12/20	184,399,000	PEN	79,986,342
Philippines 0.5%			
Government of the Philippines,			
5-69, 4.625%, 11/25/15	1,756,700,000	PHP	41,845,033
senior bond, 5.25%, 1/07/13	1,969,810,000	PHP	46,901,971
senior bond, 8.75%, 3/03/13	6,169,410,000	PHP	151,296,923
senior bond, R3-7, 5.25%, 9/24/12	1,570,480,000	PHP	37,191,346
			277,235,273
Poland 10.8%			
Government of Poland,			
4.75%, 4/25/12	3,968,646,000	PLN	1,281,562,086
5.25%, 4/25/13	1,554,725,000	PLN	505,900,986
5.00%, 10/24/13	743,240,000	PLN	241,493,325
5.75%, 4/25/14	987,775,000	PLN	325,690,124
6.25%, 10/24/15	477,140,000	PLN	161,396,573
5.75%, 9/23/22	495,970,000	PLN	163,463,669
senior note, 6.375%, 7/15/19	297,700,000		349,534,035
Strip, 7/25/12	1,215,115,000	PLN	385,597,958
Strip, 10/25/12	2,855,777,000	PLN	896,212,444

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Poland (continued)			
Government of Poland, (continued)			
Strip, 1/25/13	3,622,416,000	PLN	$ 1,124,087,195
Strip, 7/25/13	2,946,276,000	PLN	894,847,589
Strip, 1/25/14	1,091,560,000	PLN	323,180,188
			6,652,966,172
Russia 1.4%			
Government of Russia,			
[e]144A, 7.50%, 3/31/30	562,335,760		670,486,985
[f]senior bond, Reg S, 7.50%, 3/31/30	145,845,275		173,894,968
			844,381,953
Singapore 1.5%			
Government of Singapore, senior bond,			
3.50%, 7/01/12	78,480,000	SGD	63,412,367
2.50%, 10/01/12	192,350,000	SGD	155,781,363
1.625%, 4/01/13	530,980,000	SGD	431,060,954
2.25%, 7/01/13	321,030,000	SGD	263,725,170
			913,979,854
South Africa 0.7%			
Government of South Africa,			
5.25%, 5/16/13	31,958,000	EUR	44,365,485
4.50%, 4/05/16	16,945,000	EUR	23,951,127
6.875%, 5/27/19	205,735,000		250,996,700
5.50%, 3/09/20	56,380,000		64,199,050
senior note, 5.875%, 5/30/22	31,345,000		36,797,128
			420,309,490
South Korea 13.7%			
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		15,554,938
Korea Monetary Stabilization Bond, senior bond,			
3.76%, 6/02/13	179,497,700,000	KRW	160,854,243
3.90%, 8/02/13	102,547,100,000	KRW	92,108,195
3.47%, 2/02/14	502,594,000,000	KRW	448,685,818
Korea Treasury Bond,			
4.75%, 3/10/12	246,349,000,000	KRW	220,154,538
5.25%, 3/10/13	112,864,170,000	KRW	102,650,516
5.00%, 9/10/16	175,000,000,000	KRW	165,404,610
senior bond, 4.00%, 6/10/12	2,506,222,570,000	KRW	2,242,486,754
senior bond, 4.25%, 12/10/12	1,601,717,700,000	KRW	1,439,674,163
senior bond, 3.75%, 6/10/13	1,521,880,500,000	KRW	1,364,606,477
senior bond, 3.00%, 12/10/13	2,012,557,850,000	KRW	1,785,043,216
senior bond, 3.50%, 6/10/14	290,240,000,000	KRW	259,623,337
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	24,525,002
senior note, 7.125%, 4/16/19	93,035,000		116,356,363
			8,437,728,170

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Sri Lanka 0.9%			
Government of Sri Lanka,			
A, 6.90%, 8/01/12	207,900,000	LKR	$ 1,685,491
A, 8.50%, 1/15/13	7,820,300,000	LKR	63,372,337
A, 13.50%, 2/01/13	7,593,700,000	LKR	64,054,012
A, 7.50%, 8/01/13	5,532,930,000	LKR	43,709,920
A, 7.00%, 3/01/14	935,200,000	LKR	7,119,258
A, 11.25%, 7/15/14	23,159,500,000	LKR	190,676,399
A, 11.75%, 3/15/15	166,090,000	LKR	1,371,837
A, 6.50%, 7/15/15	3,195,410,000	LKR	22,617,552
A, 11.00%, 8/01/15	15,208,000,000	LKR	122,825,497
A, 6.40%, 8/01/16	2,094,100,000	LKR	14,136,120
B, 6.60%, 6/01/14	640,700,000	LKR	4,795,474
B, 11.00%, 9/01/15	3,443,800,000	LKR	27,908,341
B, 6.40%, 10/01/16	1,421,400,000	LKR	9,623,717
			573,895,955
Supranational 2.8%			
European Bank for Reconstruction & Development,			
2.25%, 7/22/13	2,814,000,000	SEK	426,404,345
senior note, 2.75%, 11/09/12	2,750,000,000	NOK	493,247,684
European Investment Bank, senior note,			
5.375%, 7/16/12	2,452,200,000	NOK	443,440,523
4.50%, 5/15/13	340,210,000	NOK	62,265,435
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	194,951,909
International Bank for Reconstruction & Development, 2.25%, 11/08/13	860,000,000	SEK	131,543,894
			1,751,853,790
Sweden 4.1%			
Government of Sweden,			
5.50%, 10/08/12	8,349,315,000	SEK	1,293,195,914
1.50%, 8/30/13	1,786,640,000	SEK	272,691,150
Kommuninvest I Sverige AB, senior note, 1.75%, 10/08/12	6,502,740,000	SEK	982,194,409
			2,548,081,473
Ukraine 1.5%			
Government of Ukraine,			
144A, 7.65%, 6/11/13	19,800,000		19,703,475
144A, 6.875%, 9/23/15	10,500,000		9,920,242
144A, 6.25%, 6/17/16	232,416,000		212,079,600
144A, 7.75%, 9/23/20	136,380,000		122,912,475
senior bond, 144A, 6.58%, 11/21/16	40,500,000		37,116,225
senior note, 144A, 4.95%, 10/13/15	50,870,000	EUR	60,139,807
senior note, 144A, 6.75%, 11/14/17	78,803,000		70,834,047
senior note, 144A, 7.95%, 2/23/21	447,560,000		407,279,600
			939,985,471
United Kingdom 2.5%			
United Kingdom Treasury Bond, 5.00%, 3/07/12	497,498,000	GBP	791,978,509
United Kingdom Treasury Note, 5.25%, 6/07/12	450,506,000	GBP	726,045,167
			1,518,023,676

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Venezuela 0.2%			
Government of Venezuela, 10.75%, 9/19/13	133,587,000		$ 139,478,187
Vietnam 0.4%			
ᵉGovernment of Vietnam, 144A, 6.75%, 1/29/20	199,780,000		218,384,512
Total Foreign Government and Agency Securities (Cost $44,326,442,527)			45,752,833,419
Quasi-Sovereign and Corporate Bonds 0.5%			
South Korea 0.1%			
The Export-Import Bank of Korea,			
senior bond, 5.125%, 3/16/15	6,330,000		6,768,669
senior note, 4.625%, 2/20/17	14,090,000	EUR	19,752,800
ᵉsenior note, 144A, 5.25%, 2/10/14	6,200,000		6,528,662
KDICB Redemption Fund Bond, senior bond,			
07-1, 5.57%, 9/14/12	44,400,000,000	KRW	40,105,907
08-1, 5.28%, 2/15/13	5,957,000,000	KRW	5,410,648
			78,566,686
Ukraine 0.4%			
ᵉFinancing of Infrastructure Projects State Enterprise, 144A,			
8.375%, 11/03/17	6,767,000		5,853,455
7.40%, 4/20/18	238,810,000		200,152,631
			206,006,086
Total Quasi-Sovereign and Corporate Bonds (Cost $318,287,059)			284,572,772
Municipal Bonds 1.3%			
United States 1.3%			
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	6,900,000		7,687,911
California State GO, Build America Bonds, Various Purpose,			
6.65%, 3/01/22	24,330,000		29,293,807
7.55%, 4/01/39	22,040,000		29,202,780
7.625%, 3/01/40	138,085,000		183,622,671
7.60%, 11/01/40	272,485,000		364,792,019
Detroit GO, Distribution State Aid, 4.50%, 11/01/23	5,750,000		6,238,577
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Build America Bonds, Series CC, 5.882%, 6/15/44	35,750,000		47,420,230
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,			
8/01/27	6,485,000		3,232,902
8/01/30	6,485,000		2,694,128
8/01/32	8,105,000		2,964,566
8/01/33	4,290,000		1,465,893
Riverside County Transportation Commission Sales Tax Revenue, Build America Bonds, Limited Tax, Series B, 6.807%, 6/01/39	45,720,000		60,660,382
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,			
9/01/30	10,255,000		4,479,692
3/01/31	4,270,000		1,797,072

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*		Value
Municipal Bonds (continued)			
United States (continued)			
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	28,685,000		$ 32,189,446
Wayne County GO, Recovery Zone Economic Development Bonds, Build America Bonds, 10.00%, 12/01/40	43,600,000		49,675,224
Total Municipal Bonds (Cost $641,851,556)			827,417,300
Total Investments before Short Term Investments (Cost $45,286,581,142)			46,864,823,491
Short Term Investments 18.8%			
Foreign Government and Agency Securities 12.5%			
Australia 0.2%			
Queensland Treasury Corp., senior note, 6.50%, 4/23/12	115,340,000	AUD	124,069,601
Hungary 0.2%			
[i]Hungary Treasury Bill, 8/22/12	24,984,100,000	HUF	111,243,059
Indonesia 0.0%[f]			
[i]Indonesia Treasury Bills, 6/08/12 - 10/05/12	211,025,000,000	IDR	23,181,986
Israel 1.6%			
Government of Israel, 4.00%, 3/30/12	520,655,000	ILS	137,803,662
[i]Israel Treasury Bills,			
4/04/12	2,469,280,000	ILS	651,413,363
5/02/12	701,270,000	ILS	184,666,222
			973,883,247
Malaysia 6.9%			
[g,i]Bank of Negara Monetary Note, 3/01/12 - 2/26/13	12,616,412,000	MYR	4,159,618,930
[i]Malaysia Treasury Bills, 3/09/12 - 7/27/12	182,455,000	MYR	60,606,362
			4,220,225,292
Mexico 0.1%			
Government of Mexico, M, 7.50%, 6/21/12	6,710,800[h]	MXN	52,708,630
Norway 0.9%			
[i]Norway Treasury Bills, 3/21/12 - 6/20/12	3,166,760,000	NOK	564,896,832
Philippines 0.4%			
[i]Philippine Treasury Bills, 3/07/12 - 10/17/12	10,244,950,000	PHP	238,021,271
Singapore 1.2%			
Government of Singapore, senior bond, 2.625%, 4/01/12	536,780,000	SGD	429,781,796
[i]Singapore Treasury Bills, 5/02/12 - 11/01/12	391,869,000	SGD	312,848,087
			742,629,883
South Korea 1.0%			
Korea Monetary Stabilization Bond, senior bond,			
3.43%, 2/09/13	502,593,000,000	KRW	448,811,679
Strip, 8/21/12	209,414,100,000	KRW	184,094,365
			632,906,044

Semiannual Report | 23

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation. See Note 1(g).
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29,
2012, the aggregate value of these securities was $3,275,164,545, representing 5.31% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29, 2012, the aggregate value of these securities was
$211,307,942, representing 0.34% of net assets.
gA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
hPrincipal amount is stated in 100 Mexican Peso Units.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jThe security is traded on a discount basis with no stated coupon rate.
kNon-income producing.
lSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	CITI	Buy	8,819,499	13,816,892	3/01/12	$ 213,950	$ —
British Pound	BZWS	Buy	1,094,360	1,715,956	3/01/12	25,048	—
British Pound	BZWS	Sell	1,094,360	1,744,957	3/01/12	3,953	—
British Pound	CITI	Sell	8,819,499	14,075,920	3/01/12	45,091	—
Chilean Peso	DBAB	Sell	12,395,040,000	25,662,609	3/01/12	—	(165,378)
Chilean Peso	BZWS	Sell	10,100,000,000	20,932,642	3/01/12	—	(113,087)
Chilean Peso	BZWS	Buy	10,100,000,000	20,545,159	3/01/12	500,571	—
Chilean Peso	DBAB	Buy	12,395,040,000	25,239,340	3/01/12	588,646	—
Euro	DBAB	Buy	44,266,400	57,681,333	3/01/12	1,286,174	—
Euro	DBAB	Sell	44,266,400	60,355,023	3/01/12	1,387,516	—
Japanese Yen	JPHQ	Buy	9,819,200,000	122,235,777	3/01/12	—	(1,420,233)
Japanese Yen	HSBK	Buy	9,813,450,000	122,057,836	3/01/12	—	(1,313,040)
Japanese Yen	UBSW	Buy	12,728,600,000	157,923,077	3/01/12	—	(1,310,243)
Japanese Yen	UBSW	Sell	12,728,600,000	156,574,901	3/01/12	—	(37,936)
Japanese Yen	JPHQ	Sell	9,819,200,000	120,807,087	3/01/12	—	(8,460)
Japanese Yen	HSBK	Sell	9,813,450,000	120,780,923	3/01/12	36,124	—
Chilean Peso	DBAB	Sell	12,395,040,000	25,823,000	3/02/12	—	(1,901)
Chilean Peso	DBAB	Buy	12,395,040,000	25,239,340	3/02/12	585,561	—
Chilean Peso	DBAB	Sell	12,092,440,000	25,192,583	3/05/12	—	(118,823)
Chilean Peso	DBAB	Buy	12,092,440,000	24,638,223	3/05/12	547,189	—
Euro	DBAB	Buy	7,000,000	9,120,265	3/05/12	204,622	—
Euro	DBAB	Sell	44,178,000	60,378,073	3/05/12	1,527,381	—
Chilean Peso	DBAB	Buy	12,019,520,000	24,422,473	3/07/12	605,089	—
Euro	DBAB	Sell	46,970,000	64,877,313	3/07/12	2,306,822	—
Japanese Yen	MSCO	Sell	6,405,061,130	78,253,170	3/07/12	—	(558,798)
Euro	DBAB	Buy	83,900,000	109,766,370	3/08/12	2,000,400	—
Euro	HSBK	Sell	29,251,000	40,424,882	3/08/12	1,458,377	—
Euro	DBAB	Sell	122,110,000	168,908,658	3/08/12	6,240,716	—
Euro	MSCO	Sell	82,877,000	114,656,186	3/08/12	4,252,198	—
Euro	UBSW	Sell	109,690,000	151,761,600	3/08/12	5,638,870	—
Chilean Peso	DBAB	Buy	11,693,890,000	23,938,362	3/09/12	405,346	—
Chilean Peso	MSCO	Buy	12,816,000,000	26,059,374	3/12/12	610,734	—
Euro	DBAB	Sell	79,470,000	109,392,044	3/12/12	3,524,970	—
Mexican Peso	CITI	Buy	897,849,000	70,117,064	3/13/12	—	(308,862)
British Pound	BZWS	Buy	62,032,462	97,763,160	3/14/12	914,441	—
Euro	DBAB	Sell	50,000,000	68,317,500	3/14/12	1,708,766	—
Chilean Peso	DBAB	Buy	23,672,830,000	48,267,500	3/15/12	978,054	—
Euro	BZWS	Sell	46,920,000	64,533,768	3/15/12	2,027,881	—
Euro	DBAB	Sell	103,280,000	141,808,604	3/15/12	4,221,051	—
Japanese Yen	CITI	Sell	8,267,822,900	106,593,560	3/15/12	4,854,053	—
Euro	DBAB	Sell	112,249,000	155,302,145	3/16/12	5,765,670	—
Indonesian Rupiah ...	JPHQ	Buy	424,969,000,000	46,931,971	3/19/12	89,664	—

Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	MSCO	Sell	5,268,400,000	65,556,717	3/19/12	$ 724,333	$ —
Japanese Yen	UBSW	Sell	7,115,830,000	88,576,959	3/19/12	1,010,293	—
Japanese Yen	CITI	Sell	8,777,350,000	109,251,192	3/19/12	1,238,033	—
Polish Zloty	DBAB	Buy	223,787,690	54,140,000 EUR	3/19/12	—	(45,939)
Singapore Dollar	JPHQ	Buy	272,823,000	213,326,296	3/19/12	4,724,984	—
Singapore Dollar	HSBK	Buy	217,756,000	170,660,522	3/19/12	3,378,963	—
Singapore Dollar	DBAB	Buy	190,493,600	149,328,275	3/19/12	2,921,988	—
Chilean Peso	JPHQ	Buy	10,835,800,000	21,747,717	3/21/12	777,405	—
Euro	DBAB	Sell	16,955,000	23,532,184	3/21/12	944,529	—
Singapore Dollar	DBAB	Buy	205,097,300	159,994,773	3/21/12	3,927,537	—
Singapore Dollar	HSBK	Buy	163,895,000	127,997,969	3/21/12	2,993,746	—
Euro	DBAB	Sell	17,600,000	24,662,176	3/22/12	1,215,150	—
Japanese Yen	UBSW	Sell	8,566,803,330	106,060,235	3/23/12	634,452	—
Australian Dollar	BZWS	Sell	240,110,000	239,245,604	3/26/12	—	(17,465,657)
Australian Dollar	BZWS	Buy	240,110,000	229,321,858	3/26/12	27,389,403	—
Australian Dollar	MSCO	Buy	204,339,476	195,732,697	3/26/12	22,734,857	—
British Pound	CITI	Buy	13,493,684	21,146,762	3/26/12	316,363	—
Euro	DBAB	Sell	29,745,000	41,631,399	3/26/12	2,003,959	—
Indonesian Rupiah	DBAB	Buy	479,815,000,000	49,986,978	3/26/12	3,064,864	—
Indonesian Rupiah	JPHQ	Buy	239,938,000,000	24,993,542	3/26/12	1,535,751	—
Malaysian Ringgit	HSBK	Buy	145,031,000	45,661,078	3/26/12	2,660,843	—
Malaysian Ringgit	DBAB	Buy	304,436,000	95,888,374	3/26/12	5,544,647	—
Singapore Dollar	MSCO	Buy	154,487,600	120,354,002	3/26/12	3,119,256	—
Singapore Dollar	CSFB	Buy	154,594,000	120,353,445	3/26/12	3,204,852	—
Australian Dollar	BZWS	Sell	347,410,020	346,124,603	3/27/12	—	(25,262,007)
Australian Dollar	MSCO	Buy	220,815,000	211,455,756	3/27/12	24,598,846	—
Australian Dollar	BZWS	Buy	347,410,020	334,295,292	3/27/12	37,091,318	—
British Pound	BZWS	Buy	33,793,873	52,954,999	3/27/12	797,331	—
British Pound	JPHQ	Buy	8,024,098	12,605,858	3/27/12	157,224	—
British Pound	DBAB	Buy	30,882,521	48,538,058	3/27/12	583,493	—
British Pound	BZWS	Buy	193,929,000	300,822,665	3/28/12	7,637,434	—
British Pound	MSCO	Buy	20,851,441	32,991,406	3/28/12	174,534	—
British Pound	MSCO	Buy	67,509,677	107,561,143	3/29/12	—	(182,189)
British Pound	DBAB	Buy	67,518,575	107,561,141	3/29/12	—	(168,034)
Indian Rupee	JPHQ	Buy	2,726,995,194	57,374,189	3/29/12	—	(2,290,425)
Indian Rupee	DBAB	Buy	1,361,160,841	28,722,533	3/29/12	—	(1,227,852)
British Pound	BZWS	Buy	135,429,910	215,122,286	3/30/12	287,106	—
Chilean Peso	DBAB	Buy	11,405,180,000	22,851,493	3/30/12	831,835	—
Indian Rupee	JPHQ	Buy	2,373,560,728	49,990,748	3/30/12	—	(2,059,393)
Norwegian Krone	UBSW	Buy	1,087,276,587	136,308,275 EUR	3/30/12	12,595,220	—
Norwegian Krone	MSCO	Buy	870,418,987	109,120,186 EUR	3/30/12	10,084,923	—
Norwegian Krone	DBAB	Buy	649,760,000	81,213,909 EUR	3/30/12	7,852,491	—
British Pound	FBCO	Buy	81,213,975	129,073,370	4/02/12	99,465	—
Chilean Peso	DBAB	Buy	12,117,060,000	24,184,300	4/02/12	968,501	—

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	44,889,000	63,057,823	4/04/12	$ 3,252,565	$ —
Euro	DBAB	Sell	30,084,000	42,106,770	4/05/12	2,025,904	—
Euro	UBSW	Sell	66,994,000	94,069,625	4/10/12	4,811,481	—
Euro	DBAB	Sell	113,621,500	160,013,868	4/10/12	8,632,487	—
Euro	HSBK	Sell	133,988,000	188,255,820	4/10/12	9,739,531	—
Norwegian Krone	DBAB	Buy	431,600,000	54,476,378 EUR	4/10/12	4,465,621	—
Indian Rupee	DBAB	Buy	1,454,986,000	31,056,265	4/11/12	—	(1,757,902)
Euro	UBSW	Sell	214,266,000	305,452,253	4/12/12	19,976,402	—
Indian Rupee	DBAB	Buy	3,119,992,000	66,837,875	4/13/12	—	(4,041,792)
Chilean Peso	MSCO	Buy	24,383,100,000	49,533,977	4/16/12	998,642	—
Euro	HSBK	Sell	117,406,000	168,252,190	4/16/12	11,824,099	—
Indian Rupee	JPHQ	Buy	2,095,665,000	44,779,167	4/16/12	—	(2,629,618)
Indian Rupee	JPHQ	Buy	2,057,100,000	43,693,713	4/18/12	—	(2,339,358)
Indian Rupee	JPHQ	Buy	1,027,590,000	21,807,937	4/19/12	—	(1,154,937)
Indian Rupee	DBAB	Buy	725,918,000	15,369,850	4/19/12	—	(779,999)
Chilean Peso	MSCO	Buy	21,847,300,000	44,135,960	4/20/12	1,120,345	—
Japanese Yen	UBSW	Sell	6,869,100,000	83,631,826	4/20/12	—	(922,766)
Japanese Yen	CITI	Sell	6,890,100,000	83,936,555	4/20/12	—	(876,534)
Euro	DBAB	Sell	107,566,000	152,082,189	4/23/12	8,759,790	—
Malaysian Ringgit	JPHQ	Buy	19,310,000	6,329,902	4/25/12	90,542	—
Indian Rupee	DBAB	Buy	1,461,225,000	31,030,474	4/26/12	—	(1,710,537)
Chilean Peso	JPHQ	Buy	13,842,935,000	28,073,281	4/27/12	578,853	—
Euro	UBSW	Sell	41,793,000	60,176,487	4/27/12	4,489,857	—
Indian Rupee	JPHQ	Buy	1,242,694,000	26,356,182	4/27/12	—	(1,427,016)
Swedish Krona	UBSW	Buy	67,500,000	7,508,009 EUR	4/27/12	168,928	—
Chilean Peso	CITI	Buy	22,313,350,000	45,865,057	4/30/12	303,074	—
Indian Rupee	JPHQ	Buy	1,035,247,000	21,979,766	4/30/12	—	(1,226,333)
Indian Rupee	DBAB	Buy	432,942,691	9,131,885	4/30/12	—	(452,751)
Norwegian Krone	DBAB	Buy	1,037,200,000	131,716,299 EUR	4/30/12	9,474,452	—
Norwegian Krone	MSCO	Buy	462,800,000	58,722,767 EUR	4/30/12	4,293,095	—
Euro	DBAB	Sell	127,740,000	186,832,524	5/07/12	16,616,323	—
Euro	FBCO	Sell	108,089,000	158,458,474	5/07/12	14,427,638	—
Euro	BZWS	Sell	78,607,000	115,557,792	5/07/12	10,812,333	—
Euro	MSCO	Sell	78,775,000	115,876,843	5/07/12	10,907,521	—
Euro	DBAB	Sell	215,068,000	310,382,150	5/09/12	23,795,877	—
Euro	UBSW	Sell	39,305,000	56,379,092	5/09/12	4,003,688	—
Japanese Yen	CITI	Sell	24,962,881,000	310,587,896	5/10/12	3,246,088	—
Chilean Peso	MSCO	Buy	11,060,000,000	22,779,231	5/11/12	75,503	—
Euro	DBAB	Sell	128,181,000	181,223,580	5/11/12	10,415,327	—
Japanese Yen	UBSW	Sell	24,829,769,000	308,866,389	5/11/12	3,160,005	—
Japanese Yen	DBAB	Sell	16,608,958,000	206,597,067	5/11/12	2,106,059	—
Euro	DBAB	Sell	82,207,000	115,167,897	5/18/12	5,617,586	—
Euro	UBSW	Sell	82,207,000	114,826,738	5/21/12	5,274,305	—
Euro	DBAB	Sell	119,850,000	167,451,488	5/21/12	7,734,444	—

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Buy	5,306,760,000	10,752,659	5/22/12	$ 199,373	$ —
Polish Zloty	MSCO	Buy	267,265,000	66,732,834 EUR	5/24/12	—	(3,447,805)
Euro	DBAB	Sell	271,209,903	367,633,090	5/25/12	6,198,277	—
Chilean Peso	DBAB	Buy	44,641,073,000	91,085,642	5/29/12	969,196	—
Euro	DBAB	Sell	107,060,000	148,996,544	5/29/12	6,316,613	—
Swedish Krona	UBSW	Buy	485,000,000	53,814,147 EUR	5/29/12	1,291,433	—
Chilean Peso	CITI	Buy	31,264,830,000	64,001,699	5/31/12	456,818	—
Indonesian Rupiah	DBAB	Buy	1,245,578,000,000	139,244,367	5/31/12	—	(2,543,756)
Malaysian Ringgit	HSBK	Buy	210,695,000	68,601,244	5/31/12	1,283,948	—
Singapore Dollar	DBAB	Buy	127,883,000	102,965,378	5/31/12	—	(732,141)
Singapore Dollar	FBCO	Buy	128,018,000	102,966,299	5/31/12	—	(625,139)
Indian Rupee	DBAB	Buy	1,979,778,000	41,487,385	6/01/12	—	(2,063,712)
Swedish Krona	BZWS	Buy	1,266,479,512	136,005,102 EUR	6/01/12	9,372,390	—
Indian Rupee	HSBK	Buy	2,287,801,000	48,460,093	6/04/12	—	(2,925,825)
British Pound	CITI	Buy	8,819,499	14,066,307	6/06/12	—	(10,370)
British Pound	BZWS	Buy	1,094,360	1,743,753	6/06/12	366	—
Euro	DBAB	Sell	39,411,220	56,401,003	6/06/12	3,874,399	—
Malaysian Ringgit	DBAB	Buy	28,167,000	9,186,888	6/06/12	152,323	—
Euro	DBAB	Sell	102,043,700	146,958,235	6/07/12	10,955,194	—
Euro	UBSW	Sell	53,062,700	76,166,200	6/07/12	5,444,651	—
Indian Rupee	DBAB	Buy	1,458,276,000	30,752,341	6/07/12	—	(1,742,892)
Indonesian Rupiah	HSBK	Buy	412,490,000,000	46,414,988	6/07/12	—	(1,174,660)
Indonesian Rupiah	MSCO	Buy	164,870,000,000	18,566,441	6/07/12	—	(484,129)
Singapore Dollar	CSFB	Buy	165,273,000	134,302,779	6/07/12	—	(2,169,526)
Singapore Dollar	MSCO	Buy	82,778,200	67,151,507	6/07/12	—	(971,593)
Indian Rupee	HSBK	Buy	394,916,000	8,386,409	6/08/12	—	(531,683)
Mexican Peso	CITI	Buy	1,346,240,000	105,670,330	6/08/12	—	(1,766,483)
Polish Zloty	DBAB	Buy	312,838,000	77,270,661 EUR	6/08/12	—	(3,081,885)
Polish Zloty	CITI	Buy	61,037,800	15,084,470 EUR	6/08/12	—	(612,231)
Euro	DBAB	Sell	208,831,600	301,312,685	6/11/12	22,975,946	—
Indian Rupee	DBAB	Buy	394,805,000	8,380,492	6/11/12	—	(531,955)
Indonesian Rupiah	HSBK	Buy	381,910,000,000	43,022,417	6/11/12	—	(1,151,805)
Singapore Dollar	GSCO	Buy	175,572,500	142,817,343	6/11/12	—	(2,444,084)
Singapore Dollar	CSFB	Buy	150,260,000	122,411,405	6/11/12	—	(2,275,930)
Singapore Dollar	DBAB	Buy	150,355,000	122,414,004	6/11/12	—	(2,202,574)
Swedish Krona	DBAB	Buy	879,900,000	96,547,169 EUR	6/11/12	3,716,996	—
Swedish Krona	MSCO	Buy	1,729,612,600	189,757,035 EUR	6/11/12	7,339,772	—
Euro	DBAB	Sell	58,309,000	83,655,922	6/13/12	5,938,952	—
Indian Rupee	HSBK	Buy	982,620,000	20,862,420	6/13/12	—	(1,334,996)
Indonesian Rupiah	DBAB	Buy	220,410,000,000	24,820,946	6/13/12	—	(660,909)
Malaysian Ringgit	DBAB	Buy	151,275,000	49,517,185	6/13/12	618,698	—
Singapore Dollar	CSFB	Buy	109,530,000	89,150,252	6/13/12	—	(1,577,337)
Swedish Krona	BZWS	Buy	730,984,000	79,930,325 EUR	6/13/12	3,448,135	—
Swedish Krona	MSCO	Buy	839,515,800	91,919,935 EUR	6/13/12	3,797,391	—

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	12,165,000	17,382,082	6/14/12	$ 1,167,888	$ —
Malaysian Ringgit	CSFB	Buy	418,125,000	136,933,028	6/14/12	1,634,279	—
Swedish Krona	MSCO	Buy	1,056,848,700	115,259,726 EUR	6/14/12	5,382,182	—
Australian Dollar	BZWS	Buy	293,760,010	22,552,249,727 JPY	6/15/12	33,321,677	—
Japanese Yen	CITI	Sell	4,208,470,000	54,374,402	6/15/12	2,536,774	—
Indian Rupee	DBAB	Buy	988,229,000	20,932,620	6/18/12	—	(1,310,302)
Swedish Krona	MSCO	Buy	253,752,800	27,353,130 EUR	6/18/12	1,714,032	—
Swedish Krona	DBAB	Buy	1,216,000,000	132,997,922 EUR	6/19/12	5,647,205	—
Indian Rupee	DBAB	Buy	900,181,000	18,995,168	6/20/12	—	(1,127,166)
Swedish Krona	MSCO	Buy	630,587,640	67,926,953 EUR	6/20/12	4,314,171	—
Swedish Krona	UBSW	Buy	425,170,000	45,815,733 EUR	6/21/12	2,884,355	—
Swedish Krona	MSCO	Buy	844,220,000	90,950,421 EUR	6/21/12	5,755,931	—
Indian Rupee	JPHQ	Buy	1,429,725,000	30,194,826	6/22/12	—	(1,825,296)
Indian Rupee	DBAB	Buy	2,163,512,000	45,914,941	6/25/12	—	(3,006,845)
Swedish Krona	CITI	Buy	1,258,232,801	136,695,198 EUR	6/25/12	7,025,696	—
Indian Rupee	HSBK	Buy	1,452,928,000	30,788,896	6/27/12	—	(1,983,250)
South Korean Won	DBAB	Buy	129,184,000,000	110,593,400	6/27/12	3,940,787	—
Swedish Krona	DBAB	Buy	677,526,000	72,941,670 EUR	6/28/12	4,657,340	—
Japanese Yen	BOFA	Sell	11,637,164,000	150,123,056	6/29/12	6,755,389	—
Malaysian Ringgit	JPHQ	Buy	159,282,000	51,399,529	6/29/12	1,337,849	—
Swedish Krona	UBSW	Buy	1,104,669,000	118,794,386 EUR	6/29/12	7,764,060	—
Indian Rupee	DBAB	Buy	1,436,398,000	30,825,777	7/11/12	—	(2,414,883)
Indian Rupee	JPHQ	Buy	2,310,323,000	49,795,415	7/12/12	—	(4,106,609)
Indian Rupee	DBAB	Buy	725,738,000	15,578,022	7/12/12	—	(1,225,872)
Euro	DBAB	Sell	100,903,000	141,369,139	7/16/12	6,850,483	—
Euro	UBSW	Sell	91,986,000	128,858,588	7/16/12	6,227,615	—
Euro	MSCO	Sell	82,185,000	114,658,348	7/16/12	5,093,561	—
Euro	MSCO	Sell	18,660,000	26,124,000	7/18/12	1,247,113	—
Euro	UBSW	Sell	91,986,000	128,987,369	7/18/12	6,354,715	—
Euro	DBAB	Sell	158,260,000	221,989,719	7/18/12	11,002,789	—
Euro	BZWS	Sell	139,061,000	194,764,963	7/19/12	9,372,226	—
Indian Rupee	JPHQ	Buy	427,252,000	9,194,147	7/19/12	—	(754,768)
Euro	MSCO	Sell	94,240,000	131,328,152	7/20/12	5,688,820	—
Euro	DBAB	Sell	87,055,000	121,428,667	7/20/12	5,368,267	—
Malaysian Ringgit	DBAB	Buy	5,149,000	1,685,654	7/20/12	16,941	—
Euro	DBAB	Sell	89,314,817	125,340,827	7/23/12	6,265,226	—
Euro	DBAB	Sell	4,388,970	6,243,968	7/25/12	392,460	—
Malaysian Ringgit	DBAB	Buy	6,261,000	2,063,748	7/25/12	5,908	—
Euro	DBAB	Sell	2,245,099	3,195,674	7/27/12	202,399	—
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,184,224	7/27/12	—	(7,734)
Euro	BZWS	Sell	8,238,187	11,731,178	7/31/12	747,325	—
Malaysian Ringgit	HSBK	Buy	31,057,000	10,435,820	7/31/12	—	(173,318)
Euro	BZWS	Sell	4,687,826	6,643,587	8/01/12	393,335	—
Euro	DBAB	Sell	67,100,000	95,137,735	8/01/12	5,673,682	—

Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	5,000,000	7,133,000	8/02/12	$ 466,482	$ —
Euro	BZWS	Sell	16,701,109	23,810,771	8/02/12	1,543,124	—
Euro	MSCO	Sell	8,856,901	12,473,262	8/03/12	664,244	—
Euro	BZWS	Sell	168,655,506	239,592,012	8/06/12	14,716,869	—
Euro	DBAB	Sell	254,839,100	360,565,917	8/06/12	20,778,736	—
Japanese Yen	MSCO	Sell	1,969,700,000	25,763,709	8/06/12	1,484,754	—
Malaysian Ringgit	JPHQ	Buy	13,600,000	4,519,023	8/06/12	—	(26,690)
Australian Dollar	MSCO	Buy	87,230,602	89,553,553	8/07/12	2,296,699	—
Australian Dollar	DBAB	Buy	32,678,054	33,582,583	8/07/12	826,070	—
Australian Dollar	CSFB	Buy	174,500,298	179,107,106	8/08/12	4,614,611	—
Euro	CITI	Sell	115,434,119	162,063,731	8/08/12	8,148,687	—
Euro	DBAB	Sell	295,609,000	415,995,765	8/08/12	21,843,042	—
Malaysian Ringgit	HSBK	Buy	62,400,000	20,768,155	8/08/12	—	(158,815)
Swedish Krona	UBSW	Buy	652,300,000	70,075,737 EUR	8/08/12	4,520,233	—
Australian Dollar	DBAB	Buy	51,501,000	4,186,516,290 JPY	8/09/12	2,610,628	—
Australian Dollar	CITI	Buy	51,501,000	4,182,576,463 JPY	8/09/12	2,659,193	—
Australian Dollar	BZWS	Buy	51,501,000	4,180,336,170 JPY	8/09/12	2,686,809	—
Australian Dollar	DBAB	Buy	155,624,634	156,700,000	8/09/12	7,130,783	—
Australian Dollar	BZWS	Buy	89,151,418	89,500,000	8/09/12	4,352,408	—
Euro	CITI	Sell	30,267,305	42,587,612	8/09/12	2,230,172	—
Euro	DBAB	Sell	226,679,000	321,054,988	8/09/12	18,808,584	—
Malaysian Ringgit	JPHQ	Buy	68,210,000	22,363,934	8/09/12	162,932	—
Mexican Peso	CITI	Buy	1,111,900,000	89,478,131	8/09/12	—	(4,130,269)
Swedish Krona	UBSW	Buy	891,973,049	95,770,000 EUR	8/09/12	6,246,969	—
Swedish Krona	MSCO	Buy	326,410,000	35,039,450 EUR	8/09/12	2,295,055	—
Australian Dollar	CSFB	Buy	66,679,917	67,100,000	8/10/12	3,088,355	—
Euro	DBAB	Sell	171,944,000	242,890,996	8/10/12	13,624,889	—
Euro	BZWS	Sell	28,000,000	39,928,000	8/10/12	2,593,455	—
Mexican Peso	CITI	Buy	2,825,174,000	223,684,558	8/10/12	—	(6,847,353)
Singapore Dollar	CSFB	Buy	190,826,456	156,410,000	8/10/12	—	(3,747,770)
Australian Dollar	CSFB	Buy	116,042,725	111,900,000	8/13/12	10,208,673	—
Australian Dollar	DBAB	Buy	205,940,392	201,420,000	8/13/12	15,285,595	—
Euro	DBAB	Sell	278,674,000	394,770,659	8/13/12	23,185,629	—
Indonesian Rupiah	HSBK	Buy	801,600,000,000	89,529,234	8/13/12	—	(2,165,619)
Malaysian Ringgit	JPHQ	Buy	48,141,000	15,665,799	8/13/12	229,210	—
Malaysian Ringgit	DBAB	Buy	481,829,000	156,659,752	8/13/12	2,428,676	—
Mexican Peso	MSCO	Buy	2,377,163,000	185,753,591	8/13/12	—	(3,350,314)
Mexican Peso	CITI	Buy	1,155,788,000	89,519,773	8/13/12	—	(834,429)
Singapore Dollar	CSFB	Buy	190,840,000	156,657,363	8/13/12	—	(3,979,636)
Singapore Dollar	DBAB	Buy	54,530,000	44,762,765	8/13/12	—	(1,137,128)
South Korean Won	HSBK	Buy	148,661,000,000	134,279,650	8/13/12	—	(2,799,846)
South Korean Won	DBAB	Buy	98,884,000,000	89,520,188	8/13/12	—	(2,064,508)
Euro	MSCO	Sell	144,910,420	205,193,879	8/15/12	11,967,096	—
Euro	DBAB	Sell	142,058,430	202,119,314	8/16/12	12,694,139	—

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	4,113,949,900	89,237,178	8/16/12	$ —	$ (8,355,810)
Indian Rupee	HSBK	Buy	3,869,965,050	83,559,292	8/17/12	—	(7,487,445)
Singapore Dollar	BZWS	Buy	112,084,000	89,026,211	8/17/12	648,003	—
Singapore Dollar	HSBK	Buy	168,229,000	133,118,892	8/17/12	1,474,836	—
Chilean Peso	JPHQ	Buy	31,657,567,200	64,885,360	8/20/12	—	(146,886)
Chilean Peso	JPHQ	Buy	10,728,200,000	21,871,967	8/20/12	66,778	—
Euro	MSCO	Sell	105,221,000	150,976,352	8/20/12	10,667,518	—
Euro	BZWS	Sell	517,960,000	744,232,276	8/20/12	53,549,204	—
Euro	CSFB	Sell	207,184,000	297,557,661	8/20/12	21,284,432	—
Euro	DBAB	Sell	294,280,110	421,861,689	8/20/12	29,448,587	—
Japanese Yen	HSBK	Sell	19,192,069,750	251,821,314	8/20/12	15,210,293	—
Japanese Yen	DBAB	Sell	5,310,000,000	69,501,708	8/20/12	4,036,934	—
Japanese Yen	JPHQ	Sell	4,331,618,000	56,663,196	8/20/12	3,260,485	—
Japanese Yen	UBSW	Sell	8,717,091,000	114,277,543	8/20/12	6,808,165	—
Mexican Peso	CITI	Buy	1,410,000,000	111,506,524	8/20/12	—	(3,381,868)
Euro	UBSW	Sell	141,425,000	201,410,416	8/22/12	12,822,123	—
Japanese Yen	BZWS	Sell	4,322,430,000	56,776,960	8/22/12	3,486,065	—
Japanese Yen	DBAB	Sell	4,327,940,000	56,842,617	8/22/12	3,483,789	—
Japanese Yen	MSCO	Sell	3,400,000,000	44,658,103	8/22/12	2,739,773	—
Mexican Peso	CITI	Buy	906,059,000	71,465,902	8/22/12	—	(1,997,781)
Mexican Peso	HSBK	Buy	543,754,960	42,587,124	8/22/12	—	(897,085)
Polish Zloty	DBAB	Buy	318,369,688	74,854,682 EUR	8/22/12	1,082,747	—
Euro	DBAB	Sell	188,527,791	269,943,518	8/23/12	18,542,578	—
Euro	BZWS	Sell	56,215,300	80,837,601	8/23/12	5,874,758	—
Japanese Yen	CSFB	Sell	8,572,756,000	112,666,001	8/23/12	6,971,727	—
Japanese Yen	CITI	Sell	8,636,095,000	113,692,667	8/23/12	7,217,482	—
Japanese Yen	DBAB	Sell	4,271,575,000	56,326,109	8/23/12	3,661,480	—
Singapore Dollar	DBAB	Buy	109,900,000	87,615,099	8/23/12	317,149	—
Euro	BZWS	Sell	84,643,255	121,429,214	8/24/12	8,557,050	—
Indian Rupee	JPHQ	Buy	5,620,000,000	119,147,818	8/24/12	—	(8,804,615)
Indian Rupee	HSBK	Buy	1,650,347,000	34,966,238	8/24/12	—	(2,563,289)
Indian Rupee	DBAB	Buy	1,430,235,000	30,270,613	8/24/12	—	(2,189,348)
Japanese Yen	JPHQ	Sell	8,617,736,000	112,967,635	8/24/12	6,717,344	—
Philippine Peso	JPHQ	Buy	2,519,000,000	59,373,036	8/24/12	—	(1,160,209)
Singapore Dollar	DBAB	Buy	110,270,000	87,682,888	8/24/12	546,299	—
Euro	CITI	Sell	37,756,455	54,389,306	8/27/12	4,039,867	—
Euro	UBSW	Sell	196,605,700	282,840,892	8/27/12	20,660,911	—
Euro	BZWS	Sell	147,623,324	212,507,699	8/27/12	15,647,281	—
Euro	MSCO	Sell	38,352,012	55,270,619	8/27/12	4,126,986	—
Euro	HSBK	Sell	148,421,156	213,281,202	8/27/12	15,356,849	—
Indian Rupee	JPHQ	Buy	1,256,501,000	26,756,836	8/27/12	—	(2,099,013)
Indian Rupee	HSBK	Buy	1,265,363,000	26,842,945	8/27/12	—	(2,011,213)
Japanese Yen	DBAB	Sell	8,644,374,000	113,753,737	8/27/12	7,170,642	—
Japanese Yen	BZWS	Sell	12,841,448,000	168,379,309	8/27/12	10,047,280	—

Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	UBSW	Sell	11,809,161,000	155,317,279	8/27/12	$ 9,713,105	$ —
Japanese Yen	HSBK	Sell	14,893,097,250	195,383,368	8/27/12	11,754,987	—
Japanese Yen	JPHQ	Sell	10,357,462,000	136,192,794	8/27/12	8,487,727	—
Malaysian Ringgit	JPHQ	Buy	227,033,719	75,913,238	8/27/12	—	(1,016,751)
Mexican Peso	MSCO	Buy	544,517,320	42,565,024	8/27/12	—	(834,922)
Mexican Peso	HSBK	Buy	545,438,860	42,565,024	8/27/12	—	(764,298)
Philippine Peso	HSBK	Buy	2,511,000,000	59,405,238	8/27/12	—	(1,387,678)
Singapore Dollar	DBAB	Buy	137,265,000	109,431,180	8/27/12	400,590	—
Swedish Krona	UBSW	Buy	335,000,000	36,336,027 EUR	8/27/12	1,819,231	—
Euro	JPHQ	Sell	69,055,954	99,291,413	8/29/12	7,201,598	—
Euro	HSBK	Sell	46,760,647	67,171,669	8/29/12	4,813,841	—
Euro	DBAB	Sell	54,435,815	77,930,313	8/29/12	5,337,237	—
Mexican Peso	HSBK	Buy	475,193,807	37,079,750	8/29/12	—	(668,778)
Mexican Peso	MSCO	Buy	274,416,700	21,282,511	8/29/12	—	(255,767)
Swedish Krona	UBSW	Buy	1,007,972,000	109,478,875 EUR	8/29/12	5,263,764	—
Japanese Yen	JPHQ	Sell	2,628,100,000	34,487,238	8/30/12	2,081,659	—
Japanese Yen	BZWS	Sell	10,227,800,000	134,223,097	8/30/12	8,110,017	—
Malaysian Ringgit	HSBK	Buy	186,092,504	61,917,320	8/30/12	—	(534,888)
Mexican Peso	HSBK	Buy	603,492,100	46,852,467	8/30/12	—	(614,900)
Swedish Krona	UBSW	Buy	1,007,011,000	109,309,199 EUR	8/30/12	5,339,768	—
Euro	DBAB	Sell	5,711,991	8,261,253	8/31/12	643,883	—
Japanese Yen	JPHQ	Sell	4,281,239,000	56,106,926	8/31/12	3,316,510	—
Singapore Dollar	DBAB	Buy	68,720,000	54,678,549	8/31/12	309,842	—
Euro	DBAB	Sell	2,547,500	3,662,286	9/04/12	264,893	—
Mexican Peso	HSBK	Buy	615,247,100	47,843,781	9/04/12	—	(726,263)
Euro	UBSW	Sell	6,417,345	9,124,309	9/06/12	565,881	—
Euro	DBAB	Sell	26,911,000	38,181,865	9/06/12	2,292,275	—
Indian Rupee	DBAB	Buy	1,011,402,000	21,311,069	9/06/12	—	(1,491,315)
Polish Zloty	DBAB	Buy	207,553,629	48,664,391 EUR	9/06/12	787,958	—
Euro	BZWS	Sell	59,671,104	83,784,197	9/10/12	4,201,834	—
Euro	DBAB	Sell	59,205,000	82,816,546	9/10/12	3,855,818	—
Mexican Peso	CITI	Buy	1,346,240,000	104,929,072	9/10/12	—	(1,884,107)
Polish Zloty	DBAB	Buy	284,819,000	66,360,438 EUR	9/10/12	1,607,047	—
Euro	BZWS	Sell	54,965,916	76,842,351	9/12/12	3,534,029	—
Polish Zloty	DBAB	Buy	166,560,000	38,600,232 EUR	9/12/12	1,205,583	—
Chilean Peso	CITI	Buy	27,014,480,000	55,431,374	9/13/12	—	(313,780)
Euro	DBAB	Sell	204,801,000	280,231,256	9/13/12	7,084,905	—
Mexican Peso	JPHQ	Buy	1,456,663,741	112,190,000	9/13/12	—	(722,215)
Mexican Peso	CITI	Buy	910,540,000	70,117,049	9/13/12	—	(440,106)
Chilean Peso	JPHQ	Buy	25,881,000,000	52,791,433	9/14/12	8,616	—
Chilean Peso	CITI	Buy	26,017,100,000	52,791,762	9/14/12	285,946	—
Euro	DBAB	Sell	168,930,000	229,207,603	9/14/12	3,901,146	—
Euro	BZWS	Sell	149,708,582	204,775,141	9/14/12	5,104,804	—
Mexican Peso	JPHQ	Buy	1,108,360,000	84,139,727	9/14/12	667,495	—

32 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	UBSW	Sell	136,918,349	187,673,981	9/17/12	$ 5,057,873	$ —
Euro	DBAB	Sell	28,000,000	38,255,000	9/17/12	909,742	—
Indonesian Rupiah	JPHQ	Buy	278,659,000,000	29,332,526	9/17/12	921,829	—
Australian Dollar	BZWS	Buy	293,760,010	22,337,804,920 JPY	9/18/12	32,399,425	—
Euro	BZWS	Sell	58,343,508	80,875,771	9/19/12	3,058,317	—
Indonesian Rupiah	JPHQ	Buy	364,309,000,000	39,109,930	9/19/12	434,131	—
Philippine Peso	HSBK	Buy	3,779,486,751	87,042,831	9/19/12	180,567	—
Polish Zloty	DBAB	Buy	354,200,000	76,492,819 EUR	9/19/12	9,948,517	—
Swedish Krona	DBAB	Buy	1,217,000,000	132,712,482 EUR	9/19/12	5,494,176	—
Australian Dollar	CITI	Buy	194,820,000	193,579,971	9/20/12	10,592,120	—
Australian Dollar	DBAB	Buy	206,199,375	204,869,389	9/20/12	11,228,329	—
Australian Dollar	MSCO	Buy	132,000,000	132,198,000	9/20/12	6,138,495	—
Australian Dollar	BZWS	Buy	95,524,000	95,524,000	9/20/12	4,585,510	—
Chilean Peso	MSCO	Buy	49,731,000,000	100,304,557	9/20/12	1,095,537	—
Indonesian Rupiah	JPHQ	Buy	473,556,000,000	51,333,984	9/20/12	62,214	—
Swedish Krona	UBSW	Buy	1,880,000,000	205,821,012 EUR	9/20/12	7,396,793	—
Indonesian Rupiah	HSBK	Buy	320,311,000,000	34,221,261	9/21/12	538,741	—
Indonesian Rupiah	JPHQ	Buy	641,648,000,000	68,442,453	9/21/12	1,188,891	—
South Korean Won	JPHQ	Buy	126,300,000,000	112,566,845	9/21/12	—	(1,040,779)
South Korean Won	HSBK	Buy	44,276,000,000	39,408,990	9/21/12	—	(312,172)
Swedish Krona	DBAB	Buy	1,307,000,000	144,106,518 EUR	9/21/12	3,777,839	—
Chilean Peso	MSCO	Buy	26,179,074,000	51,683,166	9/24/12	1,675,396	—
Euro	DBAB	Sell	203,050,000	277,475,334	9/24/12	6,640,143	—
Euro	BZWS	Sell	87,741,063	119,373,471	9/24/12	2,341,373	—
Indonesian Rupiah	HSBK	Buy	216,256,000,000	22,663,593	9/24/12	796,029	—
Indonesian Rupiah	JPHQ	Buy	327,669,000,000	34,221,305	9/24/12	1,324,485	—
Philippine Peso	DBAB	Buy	2,114,557,000	47,523,475	9/24/12	1,263,987	—
South Korean Won	JPHQ	Buy	129,985,000,000	112,597,180	9/24/12	2,171,028	—
South Korean Won	HSBK	Buy	45,379,000,000	39,408,597	9/24/12	658,076	—
Swedish Krona	CITI	Buy	150,300,000	16,603,075 EUR	9/24/12	389,868	—
Australian Dollar	JPHQ	Buy	145,832,192	139,174,952	9/26/12	13,560,580	—
Euro	DBAB	Sell	166,879,000	225,768,930	9/26/12	3,176,271	—
Indian Rupee	DBAB	Buy	2,529,955,000	49,939,401	9/26/12	—	(502,078)
Indonesian Rupiah	DBAB	Buy	512,923,500,000	52,486,416	9/26/12	3,142,686	—
Indonesian Rupiah	JPHQ	Buy	343,784,000,000	34,990,738	9/26/12	2,294,345	—
Malaysian Ringgit	HSBK	Buy	218,283,000	68,491,685	9/26/12	3,425,487	—
Malaysian Ringgit	DBAB	Buy	58,289,000	18,264,684	9/26/12	939,652	—
Mexican Peso	HSBK	Buy	1,303,182,600	90,801,273	9/26/12	8,808,212	—
South Korean Won	HSBK	Buy	129,609,000,000	109,748,848	9/26/12	4,679,532	—
Australian Dollar	DBAB	Buy	351,694,807	331,032,737	9/27/12	37,271,425	—
British Pound	HSBK	Buy	205,059,362	315,627,370	9/27/12	10,034,653	—
British Pound	BZWS	Buy	170,575,702	263,113,020	9/27/12	7,784,283	—
Euro	DBAB	Sell	9,209,661	12,465,276	9/27/12	180,809	—
Indian Rupee	DBAB	Buy	3,537,593,000	68,727,158	9/27/12	390,417	—

Semiannual Report | 33

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	MSCO	Buy	229,704,750	214,567,207	9/28/12	$ 25,960,241	$ —
British Pound	BZWS	Buy	193,929,000	300,483,289	9/28/12	7,499,400	—
Euro	DBAB	Sell	371,450,000	500,511,024	9/28/12	5,041,941	—
Euro	HSBK	Sell	135,560,000	182,108,593	9/28/12	1,288,054	—
Euro	MSCO	Sell	102,050,000	138,642,579	9/28/12	2,520,301	—
Euro	CSFB	Sell	303,640,000	410,514,505	9/28/12	5,495,707	—
Hungary Forint	DBAB	Buy	58,498,300,000	266,804,236	9/28/12	—	(4,304,760)
Indian Rupee	JPHQ	Buy	2,895,961,500	56,906,298	9/28/12	—	(332,948)
Indian Rupee	DBAB	Buy	2,523,790,000	49,605,228	9/28/12	—	(302,344)
Japanese Yen	JPHQ	Sell	2,117,676,000	27,900,870	9/28/12	1,775,586	—
Philippine Peso	HSBK	Buy	1,977,300,000	45,232,649	9/28/12	378,639	—
Swedish Krona	DBAB	Buy	558,474,000	59,784,189 EUR	9/28/12	3,980,662	—
Philippine Peso	HSBK	Buy	1,581,900,000	36,038,273	10/03/12	442,791	—
Euro	DBAB	Sell	3,565,000	4,792,786	10/04/12	37,278	—
Philippine Peso	HSBK	Buy	1,923,378,000	43,632,812	10/04/12	720,990	—
Philippine Peso	DBAB	Buy	2,397,810,000	55,058,783	10/04/12	235,595	—
Euro	DBAB	Sell	67,415,000	89,527,120	10/05/12	—	(401,393)
Euro	UBSW	Sell	210,255,000	280,170,044	10/05/12	—	(300,466)
Indian Rupee	DBAB	Buy	3,863,064,150	75,636,609	10/05/12	—	(245,404)
Indian Rupee	JPHQ	Buy	2,575,440,000	50,494,863	10/05/12	—	(232,813)
Philippine Peso	HSBK	Buy	2,867,508,000	64,640,292	10/05/12	1,482,106	—
Philippine Peso	DBAB	Buy	2,866,814,000	65,828,106	10/05/12	278,289	—
Euro	DBAB	Sell	319,800,000	422,414,226	10/09/12	—	(4,198,131)
Euro	UBSW	Sell	102,935,000	136,759,441	10/09/12	—	(555,578)
Philippine Peso	JPHQ	Buy	757,343,000	17,362,288	10/09/12	97,846	—
Philippine Peso	DBAB	Buy	2,353,377,000	54,069,546	10/09/12	186,289	—
Euro	UBSW	Sell	102,960,000	137,966,400	10/11/12	615,802	—
Philippine Peso	JPHQ	Buy	939,542,000	21,539,248	10/11/12	119,166	—
Philippine Peso	HSBK	Buy	2,828,727,000	65,041,664	10/11/12	166,427	—
Philippine Peso	DBAB	Buy	1,883,179,000	43,261,636	10/11/12	149,591	—
Malaysian Ringgit . . .	DBAB	Buy	166,041,206	52,214,427	10/12/12	2,453,304	—
Philippine Peso	JPHQ	Buy	1,364,880,000	31,557,919	10/12/12	—	(96,184)
Philippine Peso	DBAB	Buy	560,732,000	12,846,094	10/12/12	79,293	—
Malaysian Ringgit . . .	DBAB	Buy	49,340,600	15,526,654	10/15/12	716,256	—
Philippine Peso	JPHQ	Buy	2,620,334,000	60,105,240	10/15/12	286,581	—
Philippine Peso	HSBK	Buy	934,950,000	21,426,607	10/15/12	121,536	—
Euro	HSBK	Sell	137,930,000	189,417,379	10/17/12	5,407,174	—
Philippine Peso	HSBK	Buy	4,033,000,000	92,665,778	10/17/12	274,766	—
Philippine Peso	HSBK	Buy	2,027,365,000	47,015,723	10/19/12	—	(299,852)
Philippine Peso	DBAB	Buy	528,520,000	12,102,588	10/19/12	75,916	—
Philippine Peso	JPHQ	Buy	1,060,856,000	24,426,802	10/22/12	14,382	—
Philippine Peso	DBAB	Buy	2,112,730,000	48,390,518	10/22/12	284,912	—
Chilean Peso	CITI	Buy	8,534,203,142	16,041,735	10/24/12	1,304,480	—
Euro	JPHQ	Sell	7,387,013	10,116,884	10/24/12	261,428	—

34 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	32,572,095	44,757,316	10/24/12	$ 1,300,936	$ —
Malaysian Ringgit	JPHQ	Buy	32,000,000	10,103,562	10/24/12	426,772	—
Euro	BZWS	Sell	248,233,324	344,398,914	10/25/12	13,213,304	—
Euro	CITI	Sell	97,037,945	135,093,316	10/26/12	5,627,089	—
Euro	BZWS	Sell	69,060,000	95,633,597	10/26/12	3,495,026	—
Norwegian Krone	BZWS	Buy	583,844,000	74,671,817 EUR	10/26/12	3,722,998	—
Chilean Peso	BZWS	Buy	1,883,586,000	3,609,785	10/29/12	216,930	—
Chilean Peso	DBAB	Buy	3,765,313,000	7,216,700	10/29/12	432,955	—
Euro	UBSW	Sell	139,330,000	193,947,360	10/29/12	8,051,330	—
Euro	DBAB	Sell	175,760,000	243,800,211	10/29/12	9,298,767	—
Indian Rupee	HSBK	Buy	910,702,000	17,657,990	10/29/12	55,037	—
Indian Rupee	DBAB	Buy	889,822,000	17,226,418	10/29/12	80,496	—
Norwegian Krone	BZWS	Buy	583,844,000	74,717,686 EUR	10/29/12	3,646,815	—
Philippine Peso	JPHQ	Buy	1,057,945,000	24,579,935	10/29/12	—	(214,551)
Philippine Peso	MSCO	Buy	490,730,000	11,359,491	10/29/12	—	(57,556)
Euro	DBAB	Sell	189,168,918	266,692,232	10/31/12	14,296,325	—
Indian Rupee	HSBK	Buy	1,356,628,000	26,367,891	10/31/12	10,895	—
Indian Rupee	DBAB	Buy	1,879,142,000	36,530,896	10/31/12	7,849	—
Japanese Yen	CITI	Sell	6,474,170,000	83,642,365	11/01/12	3,723,760	—
Euro	DBAB	Sell	11,263,065	15,666,248	11/02/12	638,421	—
Japanese Yen	UBSW	Sell	12,949,800,000	167,180,480	11/02/12	7,322,406	—
Japanese Yen	BZWS	Sell	6,464,800,000	83,543,437	11/02/12	3,739,079	—
Euro	DBAB	Sell	84,940,000	117,236,736	11/05/12	3,902,163	—
Euro	BZWS	Sell	79,210,113	109,199,062	11/05/12	3,509,818	—
Euro	DBAB	Sell	65,121,000	89,723,714	11/07/12	2,832,019	—
Euro	BZWS	Sell	101,421,123	139,469,257	11/08/12	4,140,794	—
Japanese Yen	CITI	Sell	9,190,446,650	118,646,114	11/08/12	5,183,068	—
Norwegian Krone	UBSW	Buy	565,378,500	71,739,437 EUR	11/08/12	4,303,894	—
Japanese Yen	BZWS	Sell	9,028,069,000	117,034,859	11/13/12	5,566,584	—
Japanese Yen	BZWS	Sell	12,407,760,000	160,930,739	11/14/12	7,731,181	—
Japanese Yen	UBSW	Sell	9,153,053,700	118,863,109	11/14/12	5,849,657	—
Malaysian Ringgit	JPHQ	Buy	338,000,000	105,912,951	11/14/12	5,213,869	—
Euro	BZWS	Sell	102,118,400	139,325,239	11/15/12	3,058,640	—
Japanese Yen	DBAB	Sell	10,792,263,000	141,328,431	11/16/12	8,070,801	—
Euro	UBSW	Sell	43,392,971	58,966,709	11/19/12	1,061,330	—
Euro	BZWS	Sell	28,601,825	39,208,812	11/19/12	1,041,351	—
Euro	DBAB	Sell	8,448,314	11,458,449	11/19/12	184,668	—
Japanese Yen	JPHQ	Sell	5,389,206,000	70,534,729	11/19/12	3,987,878	—
Japanese Yen	HSBK	Sell	2,816,138,000	36,894,249	11/19/12	2,120,088	—
Japanese Yen	UBSW	Sell	4,305,100,000	56,460,328	11/19/12	3,300,206	—
Japanese Yen	BZWS	Sell	13,358,646,000	175,310,315	11/19/12	10,355,436	—
Euro	BZWS	Sell	99,622,810	135,188,153	11/21/12	2,245,188	—
Japanese Yen	BZWS	Sell	15,005,634,000	197,183,101	11/21/12	11,884,341	—
Euro	BZWS	Sell	37,226,387	50,527,375	11/23/12	849,328	—

Semiannual Report | 35

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Mexican Peso	HSBK	Buy	531,511,160	37,848,294	11/23/12	$ 2,572,776	$ —
Euro	DBAB	Sell	102,298,563	137,198,741	11/30/12	674,382	—
Euro	UBSW	Sell	41,865,000	56,609,853	12/03/12	736,637	—
Euro	DBAB	Sell	89,200,000	120,054,280	12/03/12	1,007,562	—
Chilean Peso	DBAB	Buy	8,550,080,000	16,224,061	12/06/12	1,085,164	—
Chilean Peso	BOFA	Buy	16,276,230,000	30,701,179	12/06/12	2,249,264	—
Euro	HSBK	Sell	21,570,052	28,998,778	12/07/12	210,233	—
Indian Rupee	JPHQ	Buy	3,689,300,000	68,891,532	12/07/12	2,482,501	—
Indian Rupee	DBAB	Buy	4,607,316,000	85,953,700	12/07/12	3,180,479	—
Euro	UBSW	Sell	173,474,656	232,273,891	12/10/12	738,961	—
Euro	BZWS	Sell	127,432,000	171,612,674	12/12/12	1,527,305	—
Polish Zloty	DBAB	Buy	35,195,600	7,600,000 EUR	12/13/12	900,157	—
Australian Dollar	MSCO	Buy	147,210,000	141,508,557	12/17/12	11,332,079	—
Indonesian Rupiah	JPHQ	Buy	236,188,000,000	24,424,819	12/17/12	943,402	—
Malaysian Ringgit	JPHQ	Buy	140,706,364	43,581,231	12/17/12	2,624,720	—
Swedish Krona	UBSW	Buy	433,849,000	47,088,403 EUR	12/17/12	2,025,609	—
Swedish Krona	UBSW	Buy	433,883,000	47,092,093 EUR	12/18/12	2,023,260	—
Swedish Krona	DBAB	Buy	1,217,000,000	132,308,495 EUR	12/19/12	5,374,743	—
Swedish Krona	UBSW	Buy	1,880,000,000	205,203,211 EUR	12/20/12	7,203,536	—
Japanese Yen	JPHQ	Sell	8,250,436,116	106,774,118	12/27/12	4,810,219	—
Chilean Peso	MSCO	Buy	24,066,765,000	45,537,871	1/07/13	3,037,980	—
Japanese Yen	DBAB	Sell	10,434,667,000	137,251,296	1/07/13	8,260,611	—
Chilean Peso	DBAB	Buy	12,284,600,000	23,306,014	1/09/13	1,484,316	—
Chilean Peso	DBAB	Buy	17,261,240,000	32,747,562	1/10/13	2,082,366	—
Euro	CITI	Sell	29,000,000	37,143,200	1/10/13	—	(1,573,836)
Japanese Yen	CITI	Sell	3,332,090,000	43,676,629	1/10/13	2,483,333	—
Euro	BZWS	Sell	21,734,000	27,809,740	1/11/13	—	(1,206,943)
Japanese Yen	UBSW	Sell	3,331,470,000	43,648,477	1/11/13	2,461,895	—
Chilean Peso	MSCO	Buy	21,679,600,000	41,176,828	1/14/13	2,552,124	—
Euro	CITI	Sell	192,914,073	246,077,333	1/14/13	—	(11,485,963)
Euro	BZWS	Sell	28,201,936	35,967,339	1/14/13	—	(1,685,609)
Euro	JPHQ	Sell	26,531,589	33,839,715	1/14/13	—	(1,583,120)
Japanese Yen	HSBK	Sell	12,607,090,000	164,913,900	1/15/13	9,039,504	—
Japanese Yen	UBSW	Sell	10,082,050,000	131,805,287	1/15/13	7,150,552	—
Japanese Yen	DBAB	Sell	3,362,520,000	44,058,176	1/15/13	2,483,889	—
Japanese Yen	HSBK	Sell	10,034,848,500	131,518,329	1/17/13	7,441,468	—
Euro	CITI	Sell	42,223,091	53,892,287	1/22/13	—	(2,484,718)
Euro	BZWS	Sell	22,914,073	29,238,357	1/22/13	—	(1,356,911)
Malaysian Ringgit	DBAB	Buy	188,748,100	59,658,670	1/22/13	2,250,311	—
Chilean Peso	DBAB	Buy	20,283,160,000	39,806,025	1/24/13	1,067,940	—
Chilean Peso	DBAB	Buy	28,770,380,000	56,706,354	1/25/13	1,265,354	—
Chilean Peso	DBAB	Buy	17,914,400,000	35,401,154	1/28/13	685,852	—
Euro	CITI	Sell	81,493,700	105,911,657	1/28/13	—	(2,906,143)
Japanese Yen	DBAB	Sell	13,902,366,365	179,833,215	1/28/13	7,892,399	—

36 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BZWS	Sell	13,069,570,000	169,273,022	1/28/13	$ 7,632,013	$ —
Japanese Yen	UBSW	Sell	15,371,620,000	198,766,665	1/28/13	8,654,506	—
Japanese Yen	HSBK	Sell	17,605,035,074	227,552,252	1/28/13	9,817,802	—
Malaysian Ringgit	HSBK	Buy	149,324,973	47,810,000	1/28/13	1,158,641	—
Chilean Peso	DBAB	Buy	10,855,470,000	21,452,650	1/29/13	412,708	—
Chilean Peso	JPHQ	Buy	23,075,040,000	45,490,468	1/30/13	983,504	—
Chilean Peso	DBAB	Buy	21,710,940,000	42,507,959	1/30/13	1,218,667	—
Euro	BZWS	Sell	94,940,000	125,176,017	1/30/13	—	(1,598,836)
Swedish Krona	UBSW	Buy	968,454,000	107,467,486 EUR	1/30/13	1,130,903	—
Chilean Peso	JPHQ	Buy	24,540,000,000	48,378,512	1/31/13	1,041,321	—
Chilean Peso	DBAB	Buy	20,259,910,000	39,608,817	1/31/13	1,191,564	—
Chilean Peso	MSCO	Buy	10,226,011,000	20,411,200	1/31/13	182,433	—
Chilean Peso	MSCO	Buy	7,610,341,800	15,062,527	2/01/13	262,112	—
Chilean Peso	DBAB	Buy	28,279,300,000	56,165,442	2/04/13	763,474	—
Chilean Peso	MSCO	Buy	19,976,960,000	39,634,804	2/04/13	580,713	—
Malaysian Ringgit	DBAB	Buy	152,706,100	49,534,871	2/04/13	531,061	—
Chilean Peso	DBAB	Buy	13,711,100,000	27,204,563	2/05/13	394,602	—
Chilean Peso	DBAB	Buy	12,407,800,000	24,544,627	2/06/13	428,782	—
Indian Rupee	HSBK	Buy	1,251,285,000	24,175,309	2/06/13	—	(155,851)
Indian Rupee	JPHQ	Buy	792,240,000	15,285,710	2/06/13	—	(78,003)
Chilean Peso	DBAB	Buy	19,530,500,000	38,634,475	2/07/13	671,251	—
Indian Rupee	HSBK	Buy	541,250,000	10,506,853	2/07/13	—	(118,432)
Singapore Dollar	DBAB	Buy	139,923,000	112,704,793	2/07/13	—	(524,782)
Singapore Dollar	HSBK	Buy	139,904,000	112,644,122	2/07/13	—	(479,344)
Chilean Peso	JPHQ	Buy	13,008,500,000	25,815,638	2/08/13	361,918	—
Euro	CITI	Sell	80,318,000	105,049,519	2/08/13	—	(2,209,218)
Euro	HSBK	Sell	73,778,000	96,561,384	2/08/13	—	(1,963,667)
Indian Rupee	HSBK	Buy	897,700,000	17,633,424	2/08/13	—	(405,716)
Malaysian Ringgit	DBAB	Buy	200,633,268	65,560,000	2/08/13	210,617	—
Singapore Dollar	DBAB	Buy	278,683,950	224,253,211	2/08/13	—	(821,950)
Chilean Peso	MSCO	Buy	9,810,760,000	19,859,838	2/11/13	—	(122,764)
Chilean Peso	DBAB	Buy	11,009,800,000	22,174,824	2/11/13	—	(25,547)
Chilean Peso	BZWS	Buy	40,063,200,000	79,696,041	2/11/13	902,235	—
Euro	BZWS	Sell	150,959,000	200,322,593	2/11/13	—	(1,277,519)
Euro	JPHQ	Sell	2,700,000	3,576,218	2/11/13	—	(29,532)
Indian Rupee	JPHQ	Buy	5,710,530,000	110,672,832	2/11/13	—	(1,124,255)
Mexican Peso	MSCO	Buy	1,408,400,000	107,188,249	2/11/13	—	(827,257)
Polish Zloty	DBAB	Buy	52,182,000	12,080,565 EUR	2/11/13	156,060	—
Polish Zloty	BZWS	Buy	52,182,000	12,065,202 EUR	2/11/13	176,576	—
Japanese Yen	HSBK	Sell	6,367,072,000	83,229,699	2/12/13	4,456,146	—
Japanese Yen	MSCO	Sell	5,856,880,500	76,534,018	2/12/13	4,072,565	—
Chilean Peso	MSCO	Buy	26,354,310,000	53,402,857	2/13/13	—	(393,734)
Chilean Peso	BZWS	Buy	16,174,200,000	32,629,009	2/13/13	—	(96,185)
Euro	UBSW	Sell	140,680,000	187,207,096	2/13/13	—	(669,247)

Semiannual Report | 37

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit	DBAB	Buy	176,076,402	57,562,000	2/13/13	$ 149,046	$ —
Singapore Dollar	BZWS	Buy	38,999,058	31,433,109	2/13/13	—	(164,098)
Polish Zloty	DBAB	Buy	52,182,000	11,987,044 EUR	2/14/13	276,283	—
Singapore Dollar	HSBK	Buy	240,069,100	193,448,106	2/14/13	—	(960,885)
Chilean Peso	DBAB	Buy	20,505,700,000	41,215,831	2/15/13	21,679	—
Japanese Yen	DBAB	Sell	1,893,879,790	24,523,862	2/15/13	1,091,117	—
Japanese Yen	JPHQ	Sell	3,521,800,000	45,636,797	2/15/13	2,061,992	—
Mexican Peso	MSCO	Buy	710,284,000	53,993,463	2/15/13	—	(372,208)
Euro	JPHQ	Sell	72,848,000	96,144,790	2/19/13	—	(1,148,146)
Euro	UBSW	Sell	72,848,000	96,221,281	2/19/13	—	(1,071,654)
Malaysian Ringgit	HSBK	Buy	51,597,000	16,749,010	2/19/13	159,169	—
Singapore Dollar	DBAB	Buy	168,234,000	134,050,996	2/19/13	847,610	—
Chilean Peso	JPHQ	Buy	10,742,400,000	21,745,749	2/21/13	—	(154,595)
Euro	UBSW	Sell	74,206,000	98,113,689	2/21/13	—	(994,759)
Chilean Peso	JPHQ	Buy	18,232,450,000	36,501,401	2/22/13	140,585	—
Japanese Yen	HSBK	Sell	6,688,700,000	84,881,980	2/22/13	2,110,122	—
Chilean Peso	DBAB	Buy	14,257,230,000	28,429,172	2/25/13	215,743	—
Chilean Peso	CITI	Buy	20,803,900,000	41,766,513	2/25/13	31,645	—
Chilean Peso	MSCO	Buy	22,938,650,000	45,799,441	2/25/13	287,750	—
Indian Rupee	HSBK	Buy	3,331,610,028	64,213,286	2/25/13	—	(414,733)
Japanese Yen	JPHQ	Sell	6,693,900,000	84,438,978	2/25/13	1,597,030	—
Malaysian Ringgit	CSFB	Buy	251,873,742	82,164,000	2/25/13	358,031	—
Mexican Peso	CITI	Buy	900,635,000	68,585,843	2/25/13	—	(653,682)
Chilean Peso	DBAB	Buy	13,753,090,000	27,231,685	2/26/13	397,760	—
Chilean Peso	MSCO	Buy	22,054,300,000	44,108,600	2/27/13	193,531	—
Euro	DBAB	Sell	31,393,000	41,859,426	2/27/13	—	(70,916)
Chilean Peso	DBAB	Buy	19,918,030,000	39,590,598	2/28/13	416,514	—
Chilean Peso	JPHQ	Buy	10,953,800,000	21,846,430	2/28/13	155,239	—
Singapore Dollar	DBAB	Buy	68,720,000	54,805,008	2/28/13	304,603	—
Chilean Peso	BZWS	Buy	20,171,200,000	40,598,168	3/01/13	—	(86,320)
Chilean Peso	DBAB	Buy	8,038,300,000	16,026,917	3/01/13	117,210	—
Chilean Peso	BZWS	Buy	10,100,000,000	20,204,041	3/01/13	80,805	—
Japanese Yen	JPHQ	Sell	9,819,200,000	122,893,617	3/01/13	1,124,821	—
Japanese Yen	HSBK	Sell	9,813,450,000	122,733,327	3/01/13	1,035,838	—
Chilean Peso	DBAB	Buy	12,395,040,000	24,760,368	3/04/13	126,873	—
Japanese Yen	UBSW	Sell	12,728,600,000	158,814,685	3/04/13	955,071	—
Chilean Peso	DBAB	Buy	12,395,040,000	24,927,179	3/06/13	—	(44,579)
Chilean Peso	DBAB	Buy	12,092,440,000	24,321,078	3/07/13	57,887	—
Unrealized appreciation (depreciation)						2,011,011,793	(269,108,636)
Net unrealized appreciation (depreciation)						$1,741,903,157	

*In U.S. Dollars unless otherwise indicated.

38 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

February 29, 2012 (unaudited)

	Templeton Global Bond Fund
Class A:	
Net assets, at value	$24,507,918,301
Shares outstanding	1,840,413,927
Net asset value per share[a]	$13.32
Maximum offering price per share (net asset value per share ÷ 95.75%)	$13.91
Class C:	
Net assets, at value	$ 9,093,467,621
Shares outstanding	681,585,324
Net asset value and maximum offering price per share[a]	$13.34
Class R:	
Net assets, at value	$ 170,846,772
Shares outstanding	12,830,526
Net asset value and maximum offering price per share	$13.32
Advisor Class:	
Net assets, at value	$27,889,308,258
Shares outstanding	2,100,533,744
Net asset value and maximum offering price per share	$13.28

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Templeton Income Trust

Financial Statements (continued)

Statement of Operations
for the six months ended February 29, 2012 (unaudited)

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

44 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

Semiannual Report | 45

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

46 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At February 29, 2012, the Fund holds $938,527,302 in Government of France Bonds, Treasury
Bills, and Index Linked Notes; United Kingdom Treasury Index Linked Notes; United States
Treasury Bonds, Notes and Treasury Bills; and $34,645,000 in unrestricted cash as collateral for derivatives.

See Note 10 regarding other derivative information.

e. Restricted Cash

At February 29, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the counterparty bro-
ker and is reflected in the Statement of Assets and Liabilities.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue
Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 29, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.
Semiannual Report | 47

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

48 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

Semiannual Report | 49

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the
Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

50 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 29, 2012, the Fund paid transfer agent fees of $26,843,126, of which $12,526,865 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2012, there were no credits earned.

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and tax straddles.

Semiannual Report | 51

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2012, aggregated $8,788,761,960 and $10,847,175,399, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At February 29, 2012, the Fund had 11.17% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At February 29, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

52 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended February 29, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended February 29, 2012, the average month end market value of derivatives represented 4.71% of average month end net assets. The average month end number of open derivative contracts was 726.

See Note 1(d) regarding derivative financial instruments.

11. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services. For the period ended February 29, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At February 29, 2012, 0.78% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

Semiannual Report | 53

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 29, 2012, the Fund did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

54 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

13. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s assets and liabilities carried at fair value:

14. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 55

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

56 | Semiannual Report

Templeton Income Trust

Shareholder Information

Templeton Global Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 57

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FEBRUARY 29, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

FIXED INCOME

Templeton Global Total Return Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Global Total Return Fund

Your Fund’s Goal and Main Investments: Templeton Global Total Return Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securi-

ties and debt obligations (including convertible bonds) of governments, or government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

We are pleased to bring you Templeton Global Total Return Fund’s semi-
annual report for the period ended February 29, 2012.

Performance Overview

For the six months under review, Templeton Global Total Return Fund –
Class A delivered a +1.73% cumulative total return. The Fund outperformed the global fixed income bond market as measured by its benchmark, the
Barclays Capital (BC) Multiverse Index, which posted a -0.25% cumulative total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

The global economic recovery strengthened during the period under review.
Emerging markets continued to lead the recovery as several emerging economies returned to or exceeded their respective pre-crisis activity levels.
Positive economic reports, including real gross domestic product (GDP)
growth in 2011 of 1.7% in the U.S. and 9.2% in China helped dampen fears of severe global economic slowdown.2 Geographically, non-Japan Asia had the most encouraging results, and in the fourth quarter of 2011, real GDP grew at year-over-year rates of 8.9% in China, 5.2% in Malaysia and 3.4%

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Bureau of Economic Analysis (U.S.); National Bureau of Statistics (China).

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

in South Korea.3 Although some developed economies, such as those of
Australia and some Scandinavian nations, enjoyed relatively strong recover-
ies, growth in the G-3 (U.S., eurozone and Japan) was slow by the standards of previous recoveries.

Globally, central bankers pursued divergent policies. Interest rates remained at historically low levels in the U.S. and Japan, while the European Central
Bank (ECB) implemented a 50 basis point (bps; 100 bps equal one percentage point) rate reduction. In non-Japan Asia, policymakers reduced interest rates
50 bps in Australia, 50 bps in the Philippines and 100 bps in Indonesia. In
contrast, policymakers in India and Sri Lanka increased rates 50 bps, while the State Bank of Vietnam increased rates 100 bps. In addition to rate adjust-
ments, central bankers employed a variety of tools. The ECB’s Long-Term
Refinancing Operation helped reduce fears of a disorderly sovereign credit event and its potential fallout. The U.S. Federal Reserve Board increased the average maturity of its Treasury holdings in an effort to put downward pres-
sure on longer-term rates, while the Bank of England and Bank of Japan expanded their respective asset purchase programs. Similarly, Chinese officials signaled a desire to pursue “fine tuning,” which included two 50 bps reduc-
tions in the reserve requirement ratio. Despite these positive developments, fears of sovereign debt default in Europe, the possibility of another recession in the U.S., and a potential “hard landing” in China dominated financial mar-
ket headlines. As investor fears waxed and waned, risk appetite and aversion, and correspondingly, investor demand for risk assets and perceived safe-haven assets, also alternated.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportuni-
ties, we consider various factors including evaluation of interest and currency exchange rates and credit risks. We seek to manage the Fund’s exposure to var-
ious currencies and may use currency forward contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.
Each of these areas contributed to the Fund’s performance during the period.

3. Source: National Bureau of Statistics (China); Department of Statistics (Malaysia); Bank of Korea (South Korea).

4 | Semiannual Report

Interest Rate Strategy

During the period under review, we maintained the portfolio’s defensive duration positioning as policymakers in the G-3, the U.K. and Switzerland continued to pursue historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in government bond markets in these countries. Our underweighted duration exposure in the U.S. and Japan, however, detracted from performance rela-
tive to the benchmark as yields did not increase significantly during the review period. Generally, investors demand higher yields to compensate for the greater interest rate risk associated with holding longer term bonds. The
Fund maintained little duration exposure in emerging markets, except in select countries where rates were relatively high. As central banks in some countries lowered their policy rates over the period, yields on some longer term local currency-denominated bonds fell, and the corresponding increase in the market value of our holdings of these bonds contributed to performance.

Currency Strategy

The Fund’s diversified currency exposure added to relative performance during the period. As part of its investment strategy, the Fund used currency forward contracts to limit or add exposure to various currencies. Despite relatively slow growth in the U.S., the U.S. dollar was broadly stronger and gained 4.78% over the period versus its major trading partners.4 Dollar strength was particularly pronounced early in the period as elevated market risk aversion contributed to the depreciation of several Latin American currencies against the U.S. dollar.
Although risk aversion subsided later in the period, several Latin American currencies failed to regain their strength, leading our currency exposures in the region to hurt performance overall. Over the period, the Brazilian real depreci-
ated 7.50%, the Chilean peso fell 3.87%, and the Mexican peso declined 3.43%
against the U.S. dollar.5

In Asia, our large net-negative exposure to the Japanese yen, achieved via cur-
rency forward contracts, benefited performance as the yen depreciated 5.52%
against the U.S. dollar during the period.5 Nonetheless, certain other currency positions in non-Japan Asia offset the effects of yen depreciation, and our exposures to Asian currencies hurt absolute performance overall. Although the

4. Source: Federal Reserve H10 Report.
5. Source: IDC/Exshare.

*Holding is a negative percentage because of the
Fund’s holdings of currency forward contracts.

Semiannual Report | 5

Reserve Bank of Australia instituted two 25 bps rate cuts, strong Chinese demand for Australian exports and domestic strength contributed to the
Australian dollar’s resiliency. Central banks in South Korea and Malaysia held policy rates steady, while central banks in the Philippines and Indonesia reduced rates because of concerns about the potential effect of a deterioration in the global outlook and its impact on domestic activity. The South Korean won, Malaysian ringgit, Philippine peso and Indonesian rupiah each depreci-
ated against the U.S. dollar.

ECB rate cuts contributed to the euro’s 7.09% depreciation against the U.S.
dollar over the period, and our net negative position in this currency, through the use of forward currency contracts, contributed significantly to perform-
ance relative to the benchmark.5 However, this effect was partially offset by positioning in peripheral European currencies, which depreciated against the
U.S. dollar.

Global Credit Strategy

In addition to purchasing global government bonds, as discussed earlier, the
Fund also invested in the credit sector. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to
U.S. Treasury and European benchmark bonds. Relative to the benchmark
BC Multiverse Index, the Fund’s overall credit positioning during the period aided relative performance. Specifically, the Fund benefited from its over-
weighted high yield corporate credit positions. Although risk aversion toward the beginning of the period led spreads to widen between yields on sub-
investment grade sovereign credits and the underlying “risk-free assets,” such as U.S. Treasuries, declining yields on U.S. Treasuries and the correspondingly high returns on these positions helped credit exposures to benefit perform-
ance overall.

6 | Semiannual Report

Thank you for your continued participation in Templeton Global Total
Return Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reli-
able, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 2/29/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed
0.84% (other than certain nonroutine expenses) until 12/31/12.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investing in derivative securities, such as financial futures, option contracts, currency forwards and swaps, and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio annualized for each class (A: 1.02%; C: 1.42%; R: 1.27%; and
Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

12 | Semiannual Report

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited)

Templeton Global Total Return Fund	Shares		Value
Common Stocks 0.0%†			
United States 0.0%†			
[a,b]Comfort Co. Inc.	1,299		$ 69,691
[a,c]Dex One Corp.	1,109		1,941
[a]MGM Holdings Inc., A	30,124		721,720
Total Common Stocks (Cost $872,115)			793,352
Preferred Stocks (Cost $575,000) 0.0%†			
United States 0.0%†			
GMAC Capital Trust I, 8.125%, pfd.	23,000		540,040
	Principal Amount*		
Foreign Government and Agency Securities 64.1%			
Argentina 0.7%			
Government of Argentina,			
[d]GDP Linked Securities, 4.383%, 12/15/35	187,930,000		25,647,747
[e,f]senior bond, FRN, 0.785%, 8/03/12	12,337,000		1,512,904
			27,160,651
Australia 4.7%			
New South Wales Treasury Corp.,			
6.00%, 5/01/12	24,020,000	AUD	25,833,182
5.50%, 8/01/13	4,780,000	AUD	5,220,684
Queensland Treasury Corp.,			
6.00%, 8/14/13	4,400,000	AUD	4,839,123
senior note, 6.00%, 8/21/13	66,334,000	AUD	72,767,244
Western Australia Treasury Corp.,			
5.50%, 7/17/12	46,735,000	AUD	50,364,544
8.00%, 6/15/13	9,620,000	AUD	10,804,602
			169,829,379
Bosnia & Herzegovina 0.0%†			
[e]Government of Bosnia & Herzegovina, senior bond, B, FRN, 2.438%, 12/11/21	291,667	DEM	145,016
Brazil 0.9%			
Nota Do Tesouro Nacional,			
10.00%, 1/01/17	8,225[g]	BRL	4,637,697
[h]Index Linked, 6.00%, 5/15/13	695[g]	BRL	884,788
[h]Index Linked, 6.00%, 5/15/15	8,662[g]	BRL	11,221,906
[h]Index Linked, 6.00%, 8/15/16	3,288[g]	BRL	4,268,889
[h]Index Linked, 6.00%, 5/15/17	5,250[g]	BRL	6,860,498
[h]Index Linked, 6.00%, 8/15/18	3,115[g]	BRL	4,064,828
[h]Index Linked, 6.00%, 5/15/45	400[g]	BRL	543,263
			32,481,869
Croatia 0.1%			
[i]Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000		4,034,184

Semiannual Report | 17

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Egypt 0.3%			
[f]Arab Republic of Egypt,			
144A, 5.75%, 4/29/20	6,565,000		$ 6,143,626
senior note, 144A, 8.75%, 7/18/12	25,200,000	EGP	3,687,329
			9,830,955
Ghana 2.4%			
Government of Ghana,			
19.00%, 1/14/13	6,460,000	GHS	3,973,996
14.99%, 3/11/13	8,654,000	GHS	5,195,755
15.65%, 6/03/13	17,310,000	GHS	10,448,326
14.25%, 7/29/13	670,000	GHS	398,088
13.30%, 9/30/13	28,850,000	GHS	16,891,323
13.45%, 2/17/14	40,170,000	GHS	23,650,633
12.39%, 4/28/14	20,230,000	GHS	11,561,888
13.00%, 6/02/14	10,857,000	GHS	6,232,524
14.99%, 2/23/15	12,590,000	GHS	7,507,134
			85,859,667
Hungary 6.7%			
Government of Hungary,			
5.50%, 2/12/14	5,044,100,000	HUF	22,241,312
5.50%, 2/12/16	5,641,940,000	HUF	23,702,008
6.00%, 1/11/19	11,560,000	EUR	13,710,182
6.50%, 6/24/19	533,200,000	HUF	2,199,944
7.50%, 11/12/20	3,222,400,000	HUF	13,980,999
A, 8.00%, 2/12/15	47,800,000	HUF	219,400
A, 6.75%, 11/24/17	2,487,400,000	HUF	10,633,122
A, 6.00%, 11/24/23	3,015,800,000	HUF	11,428,130
B, 6.75%, 2/24/17	4,113,100,000	HUF	17,746,542
D, 6.75%, 2/12/13	59,800,000	HUF	273,386
D, 6.75%, 8/22/14	10,990,500,000	HUF	49,239,810
E, 7.50%, 10/24/13	1,069,400,000	HUF	4,912,671
senior note, 3.50%, 7/18/16	10,000	EUR	11,219
senior note, 4.375%, 7/04/17	19,865,000	EUR	22,421,393
senior note, 5.75%, 6/11/18	6,625,000	EUR	7,796,325
senior note, 6.25%, 1/29/20	21,385,000		20,227,537
senior note, 3.875%, 2/24/20	20,000	EUR	20,264
senior note, 6.375%, 3/29/21	23,190,000		21,908,753
			242,672,997
Iceland 1.6%			
[f]Government of Iceland, 144A, 4.875%, 6/16/16	57,230,000		58,081,869
Indonesia 1.7%			
Government of Indonesia,			
FR19, 14.25%, 6/15/13	21,407,000,000	IDR	2,668,209
FR20, 14.275%, 12/15/13	13,270,000,000	IDR	1,718,951
FR23, 11.00%, 12/15/12	4,230,000,000	IDR	493,813

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Indonesia (continued)			
Government of Indonesia, (continued)			
FR31, 11.00%, 11/15/20	10,309,000,000	IDR	$ 1,568,208
FR34, 12.80%, 6/15/21	34,188,000,000	IDR	5,743,888
FR35, 12.90%, 6/15/22	3,540,000,000	IDR	608,801
FR36, 11.50%, 9/15/19	31,600,000,000	IDR	4,806,739
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	1,041,351
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	17,734,793
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	334,299
FR43, 10.25%, 7/15/22	2,810,000,000	IDR	416,777
FR44, 10.00%, 9/15/24	7,250,000,000	IDR	1,086,110
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	1,018,476
FR47, 10.00%, 2/15/28	26,890,000,000	IDR	4,046,915
FR49, 9.00%, 9/15/13	4,890,000,000	IDR	579,359
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	3,773,996
senior bond, 12.50%, 3/15/13	6,275,000,000	IDR	754,711
senior bond, FR18, 13.175%, 7/15/12	9,880,000,000	IDR	1,132,860
senior bond, ORI4, 9.50%, 3/12/12	15,110,000,000	IDR	1,678,751
Strip, 11/20/12	5,125,000,000	IDR	549,205
Indonesia Retail Bond,			
9.35%, 8/15/12	59,650,000,000	IDR	6,794,380
senior bond, ORI5, 11.45%, 9/15/13	2,210,000,000	IDR	270,627
senior bond, ORI7, 7.95%, 8/15/13	27,259,000,000	IDR	3,171,230
			61,992,449
Ireland 6.7%			
Government of Ireland,			
4.60%, 4/18/16	22,899,000	EUR	30,049,862
5.90%, 10/18/19	17,039,000	EUR	21,634,834
4.50%, 4/18/20	21,590,000	EUR	24,762,393
5.00%, 10/18/20	41,669,000	EUR	49,115,612
senior bond, 4.50%, 10/18/18	26,986,000	EUR	32,772,939
senior bond, 4.40%, 6/18/19	35,443,000	EUR	42,158,694
senior bond, 5.40%, 3/13/25	36,425,000	EUR	42,494,128
			242,988,462
Israel 2.0%			
Government of Israel,			
5.00%, 3/31/13	53,112,000	ILS	14,409,150
3.50%, 9/30/13	211,521,000	ILS	56,681,868
			71,091,018
Latvia 1.2%			
Government of Latvia,			
144A, 5.25%, 2/22/17	25,850,000		26,367,000
senior note, 144A, 5.25%, 6/16/21	18,000,000		17,488,170
			43,855,170

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Lithuania 0.4%			
[l]Government of Lithuania, 144A,			
6.75%, 1/15/15	2,320,000		$ 2,496,761
7.375%, 2/11/20	10,320,000		11,693,231
			14,189,992
Malaysia 3.5%			
Government of Malaysia, senior bond,			
3.718%, 6/15/12	85,414,000	MYR	28,578,489
2.509%, 8/27/12	160,295,000	MYR	53,410,583
3.702%, 2/25/13	86,108,000	MYR	28,979,460
[i]3.70%, 5/15/13	6,510,000	MYR	2,194,460
3.21%, 5/31/13	21,440,000	MYR	7,186,784
3.461%, 7/31/13	15,010,000	MYR	5,051,042
[i]5.094%, 4/30/14	6,120,000	MYR	2,135,117
			127,535,935
Mexico 2.4%			
Government of Mexico,			
M, 9.00%, 6/20/13	5,483,600[k]	MXN	45,006,533
M, 7.00%, 6/19/14	1,172,700[k]	MXN	9,558,278
M, 7.25%, 12/15/16	550,000[k]	MXN	4,636,656
M, 7.75%, 12/14/17	1,335,000[k]	MXN	11,573,746
MI, 9.00%, 12/20/12	380,000[k]	MXN	3,061,018
MI, 8.00%, 12/19/13	1,663,200[k]	MXN	13,665,114
			87,501,345
Philippines 1.3%			
Government of the Philippines,			
senior bond, 5.25%, 1/07/13	179,420,000	PHP	4,272,062
senior bond, 8.75%, 3/03/13	571,370,000	PHP	14,012,122
senior bond, 6.375%, 5/13/15	101,000,000	PHP	2,520,854
senior bond, 7.00%, 1/27/16	260,790,000	PHP	6,618,137
senior bond, 9.125%, 9/04/16	104,410,000	PHP	2,839,179
senior bond, 7-47, 8.375%, 5/22/15	160,000,000	PHP	4,176,746
senior bond, R3-7, 5.25%, 9/24/12	249,550,000	PHP	5,909,722
senior note, 6.25%, 1/27/14	318,100,000	PHP	7,794,476
			48,143,298
Poland 5.4%			
Government of Poland,			
4.75%, 4/25/12	118,274,000	PLN	38,193,246
5.25%, 4/25/13	48,650,000	PLN	15,830,506
5.00%, 10/24/13	33,670,000	PLN	10,940,047
5.75%, 4/25/14	5,625,000	PLN	1,854,680
senior note, 6.375%, 7/15/19	300,000		352,234
Strip, 7/25/12	43,250,000	PLN	13,724,719
Strip, 10/25/12	114,706,000	PLN	35,997,539

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Poland (continued)			
Government of Poland, (continued)			
Strip, 1/25/13	120,370,000	PLN	$ 37,352,523
Strip, 7/25/13	97,855,000	PLN	29,720,675
Strip, 1/25/14	38,220,000	PLN	11,315,866
			195,282,035
Russia 0.3%			
Government of Russia,			
[f]144A, 7.50%, 3/31/30	2,890,770		3,446,737
[i]senior bond, Reg S, 7.50%, 3/31/30	7,001,475		8,348,034
			11,794,771
Serbia 1.0%			
[f]Government of Serbia, 144A, 7.25%, 9/28/21	29,790,000		30,255,469
Serbia Treasury Bonds, 10.00%, 3/01/15	598,300,000	RSD	6,412,035
			36,667,504
Singapore 0.4%			
Government of Singapore, senior bond,			
3.50%, 7/01/12	2,030,000	SGD	1,640,254
2.50%, 10/01/12	6,550,000	SGD	5,304,746
1.625%, 4/01/13	7,900,000	SGD	6,413,389
			13,358,389
South Africa 0.1%			
Government of South Africa,			
4.50%, 4/05/16	100,000	EUR	141,346
6.875%, 5/27/19	120,000		146,400
5.50%, 3/09/20	2,820,000		3,211,091
senior note, 5.875%, 5/30/22	200,000		234,788
			3,733,625
South Korea 10.4%			
Korea Monetary Stabilization Bond, senior bond,			
3.76%, 6/02/13	673,000,000	KRW	603,099
3.90%, 8/02/13	384,500,000	KRW	345,359
3.47%, 2/02/14	1,885,000,000	KRW	1,682,815
Korea Treasury Bond,			
4.75%, 3/10/12	14,444,000,000	KRW	12,908,159
5.25%, 3/10/13	31,700,000,000	KRW	28,831,305
5.75%, 9/10/13	590,000,000	KRW	544,775
senior bond, 4.00%, 6/10/12	57,320,840,000	KRW	51,288,831
senior bond, 4.25%, 12/10/12	80,849,000,000	KRW	72,669,620
senior bond, 3.75%, 6/10/13	77,136,000,000	KRW	69,164,619
senior bond, 3.00%, 12/10/13	147,194,040,000	KRW	130,554,122
senior bond, 3.50%, 6/10/14	8,900,000,000	KRW	7,961,162
			376,553,866

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Sri Lanka 0.8%			
Government of Sri Lanka,			
A, 6.90%, 8/01/12	14,800,000	LKR	$ 119,987
A, 8.50%, 1/15/13	143,100,000	LKR	1,159,621
A, 13.50%, 2/01/13	64,600,000	LKR	544,911
A, 7.50%, 8/01/13	178,790,000	LKR	1,412,434
A, 7.00%, 3/01/14	1,010,180,000	LKR	7,690,047
A, 11.25%, 7/15/14	154,200,000	LKR	1,269,557
A, 11.75%, 3/15/15	611,300,000	LKR	5,049,092
A, 6.50%, 7/15/15	69,140,000	LKR	489,382
A, 11.00%, 8/01/15	148,900,000	LKR	1,202,572
A, 6.40%, 8/01/16	86,300,000	LKR	582,564
B, 8.50%, 7/15/13	77,100,000	LKR	618,337
B, 6.60%, 6/01/14	20,300,000	LKR	151,940
B, 11.00%, 9/01/15	185,500,000	LKR	1,503,280
B, 6.40%, 10/01/16	885,200,000	LKR	5,993,327
			27,787,051
[m]**Supranational 1.1%**			
European Bank for Reconstruction & Development, 2.25%, 7/22/13	184,000,000	SEK	27,881,449
European Investment Bank, senior note, 5.375%, 7/16/12	8,200,000	NOK	1,482,837
International Bank for Reconstruction & Development, 2.25%, 11/08/13	64,000,000	SEK	9,789,313
			39,153,599
Sweden 4.2%			
Government of Sweden,			
5.50%, 10/08/12	684,480,000	SEK	106,016,690
1.50%, 8/30/13	122,625,000	SEK	18,715,999
Kommuninvest I Sverige AB, senior note, 1.75%, 10/08/12	172,980,000	SEK	26,127,446
			150,860,135
Ukraine 1.2%			
[i]Government of Ukraine,			
144A, 6.25%, 6/17/16	3,000,000		2,737,500
144A, 7.75%, 9/23/20	34,030,000		30,669,537
senior bond, 144A, 6.58%, 11/21/16	2,600,000		2,382,770
senior note, 144A, 7.95%, 2/23/21	10,720,000		9,755,200
			45,545,007
Uruguay 2.5%			
[h]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	1,573,164,374	UYU	89,998,382
Venezuela 0.0%[†]			
Government of Venezuela, 10.75%, 9/19/13	1,440,000		1,503,504

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Vietnam 0.1%			
Government of Vietnam,			
[i]144A, 6.75%, 1/29/20	2,790,000		$ 3,049,819
[i]Reg S, 6.875%, 1/15/16	100,000		108,606
			3,158,425
Total Foreign Government and Agency Securities (Cost $2,289,815,373)			2,322,790,549
Quasi-Sovereign and Corporate Bonds 15.7%			
Australia 0.1%			
[i]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	400,000		426,000
6.875%, 2/01/18	3,600,000		3,816,000
8.25%, 11/01/19	600,000		666,000
			4,908,000
Brazil 0.0%[j]			
[i]Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%, 7/30/19	280,000		328,300
Canada 0.2%			
[i]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	3,700,000		3,727,750
Novelis Inc., senior note,			
8.375%, 12/15/17	500,000		550,000
8.75%, 12/15/20	3,000,000		3,360,000
			7,637,750
Cayman Islands 0.0%[j]			
[i]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	1,100,000	EUR	1,465,310
China 0.2%			
[i]Sinochem Overseas Capital Co. Ltd., senior note, 144A, 4.50%, 11/12/20	5,715,000		5,610,318
France 0.1%			
Compagnie Generale de Geophysique-Veritas, senior note,			
9.50%, 5/15/16	50,000		55,000
7.75%, 5/15/17	2,850,000		2,981,812
6.50%, 6/01/21	1,200,000		1,236,000
			4,272,812
Germany 0.1%			
[i]Conti-Gummi Finance BV, senior secured note, 144A,			
8.50%, 7/15/15	200,000	EUR	294,242
7.50%, 9/15/17	400,000	EUR	567,475
[i]Kinove German Bondco GmbH, senior secured bond, 144A, 10.00%, 6/15/18	1,600,000	EUR	2,211,286
			3,073,003

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)			
Italy 0.1%			
[i]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	3,500,000		$ 3,607,188
[i,n]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	128,063	EUR	147,043
			3,754,231
Jamaica 0.1%			
[i]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	3,200,000		3,272,000
Japan 0.1%			
[i]eAccess Ltd., senior note, 144A,			
8.25%, 4/01/18	1,300,000		1,251,250
8.375%, 4/01/18	500,000	EUR	622,757
			1,874,007
Kazakhstan 0.7%			
[i]Halyk Savings Bank of Kazakhstan JSC, senior note, 144A, 7.25%, 1/28/21	23,770,000		23,825,503
HSBK (Europe) BV, senior note,			
[i]144A, 7.25%, 5/03/17	200,000		202,113
[i]Reg S, 7.25%, 5/03/17	100,000		101,056
[i]KazMunaiGaz Finance Sub BV, senior note, 144A, 11.75%, 1/23/15	1,300,000		1,584,726
			25,713,398
Luxembourg 0.2%			
Intelsat Jackson Holdings SA, senior note,			
11.25%, 6/15/16	200,000		212,000
8.50%, 11/01/19	2,200,000		2,414,500
7.25%, 10/15/20	2,000,000		2,120,000
7.50%, 4/01/21	2,600,000		2,762,500
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	200,000		206,750
			7,715,750
Mexico 0.2%			
[i]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	7,800,000		7,262,112
Netherlands 0.2%			
[i]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	2,300,000		2,439,437
[i]Refresco Group BV, senior secured sub. bond, 144A, 7.375%, 5/15/18	2,000,000	EUR	2,664,200
[i]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	500,000		517,813
Ziggo Bond Co.,			
[i]senior bond, 144A, 8.00%, 5/15/18	1,000,000	EUR	1,420,352
[i]senior secured note, Reg S, 8.00%, 5/15/18	100,000	EUR	142,035
			7,183,837
Poland 0.0%[†]			
[i]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	500,000		342,500

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)			
Russia 1.8%			
[i]Alfa Bond Issuance PLC, senior secured note, 144A,			
7.875%, 9/25/17	10,740,000		$ 11,078,364
7.75%, 4/28/21	29,610,000		29,461,950
Gaz Capital SA, senior note,			
[i]144A, 5.092%, 11/29/15	8,760,000		9,227,302
[i]144A, 6.51%, 3/07/22	2,860,000		3,146,000
[f]Reg S, 6.51%, 3/07/22	170,000		185,895
[i]LUKOIL Holdings, senior note, 144A, 6.125%, 11/09/20	6,180,000		6,473,797
LUKOIL International Finance BV,			
[i]144A, 6.656%, 6/07/22	430,000		465,260
[f]Reg S, 6.656%, 6/07/22	2,400,000		2,599,704
TNK-BP Finance SA,			
[i]senior bond, 144A, 7.25%, 2/02/20	590,000		667,328
[f]senior note, Reg S, 7.875%, 3/13/18	420,000		487,175
[i]VTB Capital SA, senior note, 144A, 6.25%, 6/30/35	610,000		645,929
			64,438,704
South Africa 0.9%			
[e,i]Edcon Holdings Pty. Ltd., secured note, 144A, FRN, 6.926%, 6/15/15	8,005,000	EUR	8,991,270
Edcon Pty. Ltd., senior secured note,			
[i]144A, 9.50%, 3/01/18	13,350,000		12,215,250
[i]144A, 9.50%, 3/01/18	7,916,000	EUR	9,723,350
[e,i]144A, FRN, 4.676%, 6/15/14	2,000,000	EUR	2,371,697
[f]Reg S, 9.50%, 3/01/18	100,000	EUR	122,832
			33,424,399
Spain 0.3%			
[i]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	4,400,000		4,422,000
Abengoa SA, senior note, 8.50%, 3/31/16	500,000	EUR	683,480
Campofrio Food Group SA, senior note,			
[i]144A, 8.25%, 10/31/16	1,500,000	EUR	2,083,551
[f]Reg S, 8.25%, 10/31/16	400,000	EUR	555,614
Codere Finance SA,			
[i]senior note, 144A, 8.25%, 6/15/15	400,000	EUR	531,508
[f]senior secured note, Reg S, 8.25%, 6/15/15	200,000	EUR	265,754
Giant Funding Corp., senior secured note, 8.25%, 2/01/18	1,500,000		1,631,250
[i]Nara Cable Funding, senior note, 144A, 8.875%, 12/01/18	800,000		784,000
			10,957,157
Trinidad and Tobago 0.0%[†]			
Petro Co. of Trinidad and Tobago Ltd., senior note,			
[i]144A, 9.75%, 8/14/19	450,000		551,925
[f]Reg S, 9.75%, 8/14/19	150,000		183,975
			735,900

Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)			
Ukraine 1.3%			
[i]City of Kyiv, Credit Suisse First Boston International, loan partn., secured note, 144A, 8.25%, 11/26/12	16,500,000		$ 16,582,500
[i]Financing of Infrastructure Projects State Enterprise, 144A,			
8.375%, 11/03/17	18,260,000		15,794,900
7.40%, 4/20/18	15,100,000		12,655,687
			45,033,087
United Arab Emirates 0.3%			
DP World Ltd.,			
[i]144A, 6.85%, 7/02/37	130,000		123,888
[l]Reg S, 6.85%, 7/02/37	1,500,000		1,429,478
[i]Dubai Electricity & Water Authority, senior note, 144A, 7.375%, 10/21/20	9,300,000		9,732,217
			11,285,583
United Kingdom 0.7%			
[i]Boparan Holdings Ltd., senior note, 144A, 9.75%, 4/30/18	2,000,000	EUR	2,639,223
[i]Ceva Group PLC, senior secured note, 144A,			
11.625%, 10/01/16	700,000		736,750
8.375%, 12/01/17	1,900,000		1,904,750
11.50%, 4/01/18	1,200,000		1,194,000
[i]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	5,500,000		4,963,750
[i]Gala Group Finance Ltd, senior secured bond, 144A, 8.875%, 9/01/18	2,000,000	GBP	2,828,859
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		331,206
[i]Ineos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	100,000	EUR	142,339
[i]Ineos Group Holdings Ltd.,			
senior note, 144A, 7.875%, 2/15/16	2,000,000	EUR	2,371,138
senior secured note, 144A, 8.50%, 2/15/16	2,500,000		2,293,750
Kerling PLC, senior secured note,			
[i]144A, 10.625%, 1/28/17	300,000	EUR	392,051
[l]Reg S, 10.625%, 2/01/17	1,200,000	EUR	1,568,204
[i]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	1,400,000	GBP	1,857,669
			23,223,689
United States 8.0%			
[i]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	2,600,000		2,639,000
Advanced Micro Devices Inc., senior note,			
8.125%, 12/15/17	800,000		882,000
7.75%, 8/01/20	3,300,000		3,675,375
Ally Financial Inc., senior note,			
8.30%, 2/12/15	700,000		775,250
7.50%, 9/15/20	2,000,000		2,210,000
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	1,000,000		980,000
6.25%, 6/01/21	2,500,000		2,437,500
[i,p]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	3,000,000		2,512,500
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	2,600,000		2,873,000
[i]144A, 7.25%, 8/01/19	100,000		106,000

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)			
United States (continued)			
[i]Arch Coal Inc., senior note, 144A,			
7.00%, 6/15/19	500,000		$ 502,500
7.25%, 6/15/21	700,000		701,750
[p]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	1,000,000		1,019,240
Berry Petroleum Co., senior note,			
10.25%, 6/01/14	700,000		808,500
6.75%, 11/01/20	300,000		321,750
[i]Calpine Corp., senior secured note, 144A,			
7.25%, 10/15/17	400,000		426,000
7.875%, 7/31/20	400,000		444,000
7.50%, 2/15/21	2,900,000		3,161,000
7.875%, 1/15/23	3,100,000		3,394,500
[i]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	700,000	EUR	1,021,637
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	536,669		619,853
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,			
7.25%, 10/30/17	400,000		436,000
8.125%, 4/30/20	5,000,000		5,625,000
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	5,700,000		6,127,500
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	600,000		678,000
8.25%, 9/01/21	3,400,000		3,791,000
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	4,500,000		4,725,000
CIT Group Inc.,			
[i]secured bond, 144A, 7.00%, 5/02/17	4,700,000		4,711,750
[i]secured note, 144A, 6.625%, 4/01/18	600,000		651,000
senior secured sub. bond, 7.00%, 5/01/17	700,000		700,875
Clear Channel Communications Inc., senior note, 9.00%, 3/01/21	6,100,000		5,642,500
Clear Channel Worldwide Holdings Inc., senior note, B, 9.25%, 12/15/17	500,000		552,500
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	2,800,000		2,898,000
[i]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	2,600,000		2,749,500
Community Health Systems Inc., senior note, 8.875%, 7/15/15	3,553,000		3,730,650
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	400,000		437,000
8.25%, 4/01/20	1,300,000		1,423,500
[i]144A, 6.375%, 3/01/21	300,000		303,750
Cricket Communications Inc., senior note, 7.75%, 10/15/20	6,000,000		5,992,500
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	2,300,000		2,507,000
Dean Foods Co., senior note, 9.75%, 12/15/18	1,900,000		2,109,000
Del Monte Corp., senior note, 7.625%, 2/15/19	4,300,000		4,332,250
DISH DBS Corp., senior note,			
7.75%, 5/31/15	1,800,000		2,045,250
7.125%, 2/01/16	2,150,000		2,386,500
El Paso Corp., senior note, 7.00%, 6/15/17	2,600,000		2,918,729
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	3,300,000		3,481,500
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	3,900,000		4,485,000
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	4,000,000		4,450,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	1,900,000		1,724,250
Exopack Holding Corp., senior note, 10.00%, 6/01/18	1,400,000		1,491,000

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
United States (continued)		
[i]First Data Corp., senior secured bond, 144A, 8.25%, 1/15/21	500,000	$ 486,250
Ford Motor Credit Co. LLC, senior note,		
7.00%, 4/15/15	1,100,000	1,223,750
6.625%, 8/15/17	2,900,000	3,290,433
5.00%, 5/15/18	600,000	634,031
8.125%, 1/15/20	1,000,000	1,250,395
5.875%, 8/02/21	500,000	558,845
Freescale Semiconductor Inc.,		
senior note, 8.875%, 12/15/14	354,000	365,948
senior note, 8.05%, 2/01/20	3,000,000	2,985,000
senior note, 10.75%, 8/01/20	2,374,000	2,635,140
[i]senior secured note, 144A, 9.25%, 4/15/18	1,000,000	1,105,000
Frontier Communications Corp., senior note,		
8.25%, 4/15/17	100,000	108,500
8.50%, 4/15/20	3,400,000	3,697,500
8.75%, 4/15/22	500,000	546,250
GMAC Inc.,		
senior note, 6.875%, 8/28/12	200,000	204,000
sub. note, 8.00%, 12/31/18	2,800,000	3,024,000
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	1,000,000	1,097,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	6,600,000	7,260,000
HCA Inc.,		
senior note, 7.50%, 2/15/22	2,300,000	2,495,500
senior secured note, 7.875%, 2/15/20	100,000	110,750
senior secured note, 5.875%, 3/15/22	1,900,000	1,952,250
[i]Health Management Associates Inc., senior note, 144A, 7.375%, 1/15/20	800,000	838,000
Huntsman International LLC,		
senior note, 5.50%, 6/30/16	200,000	200,750
senior sub. note, 8.625%, 3/15/21	1,600,000	1,816,000
Interactive Data Corp., senior note, 10.25%, 8/01/18	2,300,000	2,606,590
International Lease Finance Corp.,		
senior note, 8.25%, 12/15/20	2,700,000	3,016,518
[i]senior secured note, 144A, 6.75%, 9/01/16	1,100,000	1,207,250
Jarden Corp.,		
senior note, 6.125%, 11/15/22	2,550,000	2,710,969
senior sub. note, 7.50%, 5/01/17	600,000	664,500
JBS USA LLC/Finance Inc., senior note,		
11.625%, 5/01/14	1,100,000	1,277,375
[i]144A, 8.25%, 2/01/20	800,000	828,000
KB Home, senior note, 6.25%, 6/15/15	235,000	236,175
[i]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	2,500,000	2,665,625
Linn Energy LLC/Finance Corp., senior note,		
8.625%, 4/15/20	1,300,000	1,449,500
7.75%, 2/01/21	1,400,000	1,512,000
[i]144A, 6.25%, 11/01/19	1,200,000	1,198,500
[i]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	1,600,000	1,684,000
The Manitowoc Co. Inc., senior note,		
9.50%, 2/15/18	600,000	675,000
8.50%, 11/01/20	4,100,000	4,592,000

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
United States (continued)		
Media General Inc., senior secured note, 11.75%, 2/15/17	500,000	$ 498,750
[e,i]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	200,000	247,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	2,600,000	2,801,500
MGM Resorts International, senior note,		
6.875%, 4/01/16	800,000	804,000
7.50%, 6/01/16	2,900,000	2,965,250
[i]144A, 8.625%, 2/01/19	700,000	749,000
Michaels Stores Inc., senior note, 7.75%, 11/01/18	5,700,000	6,056,250
[i]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	300,000	336,750
NCL Corp. Ltd., senior note, 9.50%, 11/15/18	600,000	652,500
[o]NewPage Corp., senior secured note, 11.375%, 12/31/14	1,800,000	1,093,500
Offshore Group Investment Ltd., senior secured note, 11.50%, 8/01/15	1,600,000	1,792,000
[i]PBF Holding Co. LLC, senior secured note, 144A, 8.25%, 2/15/20	2,700,000	2,713,500
[i]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	3,500,000	3,867,500
Pinnacle Entertainment Inc.,		
senior note, 8.625%, 8/01/17	100,000	109,250
senior sub. note, 7.50%, 6/15/15	1,250,000	1,293,750
senior sub. note, 8.75%, 5/15/20	2,050,000	2,178,125
Pinnacle Foods Finance LLC, senior note,		
9.25%, 4/01/15	1,300,000	1,342,250
8.25%, 9/01/17	3,300,000	3,588,750
Plains Exploration & Production Co., senior note,		
7.625%, 6/01/18	1,700,000	1,836,000
6.625%, 5/01/21	2,500,000	2,712,500
Quicksilver Resources Inc., senior note,		
8.25%, 8/01/15	700,000	715,750
11.75%, 1/01/16	800,000	856,000
9.125%, 8/15/19	1,500,000	1,518,750
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	4,200,000	4,546,500
Regions Bank, sub. note, 7.50%, 5/15/18	2,000,000	2,185,000
[i]Reynolds Group Issuer Inc./LLC/SA,		
senior note, 144A, 9.00%, 5/15/18	3,950,000	3,989,500
senior note, 144A, 9.00%, 4/15/19	2,550,000	2,562,750
senior secured note, 144A, 7.125%, 4/15/19	500,000	531,250
Rite Aid Corp., senior secured note,		
9.75%, 6/12/16	1,100,000	1,221,000
8.00%, 8/15/20	1,900,000	2,175,500
RSC Equipment Rental Inc./RSC Holdings III LLC, senior note, 9.50%, 12/01/14	1,214,000	1,259,525
[i]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	3,500,000	3,688,125
SandRidge Energy Inc., senior note,		
9.875%, 5/15/16	300,000	328,500
[i]144A, 8.00%, 6/01/18	4,600,000	4,784,000
[i]Sealed Air Corp., senior note, 144A,		
8.125%, 9/15/19	800,000	908,000
8.375%, 9/15/21	400,000	460,000
[i]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	1,200,000	1,215,000
[i]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	800,000	552,000
Solo Cup Co., senior sub. note, 8.50%, 2/15/14	500,000	493,750

Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
United States (continued)		
[i]Sprint Nextel Corp.,		
144A, 7.00%, 3/01/20	400,000	$ 407,500
senior note, 144A, 9.00%, 11/15/18	6,000,000	6,705,000
[i]Sterling Merger Inc., senior note, 144A, 11.00%, 10/01/19	600,000	634,500
[i]Sugarhouse HSP Gaming Prop Mezz LP/Finance Corp., senior secured note, 144A, 8.625%, 4/15/16	700,000	735,875
SunGard Data Systems Inc.,		
senior note, 7.625%, 11/15/20	5,200,000	5,642,000
senior sub. note, 10.25%, 8/15/15	150,000	157,125
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note,		
B, 15.00%, 4/01/21	1,065,000	452,625
[i]144A, 11.50%, 10/01/20	4,000,000	2,720,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	6,500,000	6,760,000
United Surgical Partners International Inc., senior sub. note,		
8.875%, 5/01/17	1,400,000	1,468,250
[n]PIK, 9.25%, 5/01/17	600,000	625,500
[i]Univision Communications Inc., senior secured note, 144A,		
6.875%, 5/15/19	1,500,000	1,537,500
7.875%, 11/01/20	1,800,000	1,926,000
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	102,000	67,575
Visant Corp., senior note, 10.00%, 10/01/17	5,000,000	4,625,000
West Corp., senior note, 7.875%, 1/15/19	2,300,000	2,498,375
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	900,000	999,000
		288,418,503
Venezuela 0.1%		
Petroleos de Venezuela SA, senior sub. bond, 4.90%, 10/28/14	5,790,000	5,110,428
Total Quasi-Sovereign and Corporate Bonds (Cost $552,602,271)		567,040,778
[q]**Credit-Linked Notes 1.4%**		
Ukraine 1.4%		
[e,i]Citigroup Funding Inc., (Export/Import Bank of Ukraine), 144A, FRN, 5.50%, 9/01/15	20,547,200 UAH	2,095,213
[i]ING Americas Issuance BV, (Export/Import Bank of Ukraine), 144A,		
11.00%, 4/16/12	40,640,000 UAH	5,039,924
10.85%, 11/26/12	199,600,000 UAH	23,765,734
12.25%, 4/16/13	41,700,000 UAH	4,846,207
[i]ING Americas Issuance BV, (Government of Ukraine), 144A, 5.50%,		
8/24/15	111,744,500 UAH	11,398,853
8/25/15	39,817,400 UAH	4,060,208
Total Credit-Linked Notes (Cost $55,625,818)		51,206,139
[e,r]**Senior Floating Rate Interests 0.2%**		
Netherlands 0.0%[†]		
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	625,469	607,487

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
[e,f] **Senior Floating Rate Interests (continued)**		
United States 0.2%		
[i] American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	163,561	$ 153,747
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	726,700	728,517
ARAMARK Corp.,		
Synthetic L/C, 2.02%, 1/26/14	3,652	3,633
Term Loan B, 2.454%, 1/26/14	45,328	45,092
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	305,957	312,459
BJ's Wholesale Club Inc., Second Lien Term Loan, 10.00%, 3/30/19	589,926	609,467
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	218,500	217,408
Clear Channel Communications Inc.,		
Tranche A Term Loan, 3.644%, 5/13/14	184,011	172,525
Tranche B Term Loan, 3.894%, 1/29/16	668,127	551,324
Consolidated Container Co. LLC, Second Lien Term Loan, 5.75%, 9/28/14	232,322	221,286
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	590,000	591,352
Eastman Kodak Co., DIP Term Loan, 8.50% - 9.75%, 7/20/13	23,500	23,794
Evergreen International Aviation Inc., Term Loan, 11.50%, 6/30/15	126,750	111,962
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	123,602	126,074
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	26,894	27,162
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	511,321	198,137
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	152,895	151,825
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	266,111	265,446
[b,h] Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	131,712	131,712
Univision Communications Inc., Extended First Lien Term Loan, 4.494%, 3/31/17	769,250	717,432
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	196,000	193,954
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	24,308	23,822
		5,578,130
Total Senior Floating Rate Interests (Cost $6,439,692)		6,185,617
Municipal Bonds 0.1%		
United States and U.S. Territories 0.1%		
California State GO, Build America Bonds, Various Purpose, 7.625%, 3/01/40	2,150,000	2,859,027
Illinois State GO, 4.421%, 1/01/15	940,000	990,196
[i] New York City IDA, 144A, 11.00%, 3/01/29	300,000	379,143
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,		
8/01/27	10,000	4,985
8/01/30	10,000	4,154
8/01/32	10,000	3,658
8/01/33	5,000	1,708
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,		
9/01/30	25,000	10,921
3/01/31	10,000	4,209
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	165,000	185,158
Total Municipal Bonds (Cost $3,623,902)		4,443,159
Total Investments before Short Term Investments (Cost $2,909,554,171)		2,952,999,634

Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount[*]		Value
Short Term Investments 13.4%			
Foreign Government and Agency Securities 7.3%			
Australia 0.1%			
Queensland Treasury Corp., senior note, 6.50%, 4/23/12	5,070,000	AUD	$ 5,453,727
Hungary 0.1%			
[s]Hungary Treasury Bill, 3/07/12	939,400,000	HUF	4,323,084
Indonesia 0.1%			
[s]Indonesia Treasury Bill, 6/08/12	23,420,000,000	IDR	2,575,291
Israel 1.7%			
Government of Israel, 4.00%, 3/30/12	6,515,000	ILS	1,724,349
[s]Israel Treasury Bills,			
4/04/12	36,010,000	ILS	9,499,690
5/02/12	188,770,000	ILS	49,709,018
			60,933,057
Malaysia 3.3%			
[i,s]Bank of Negara Monetary Note, 3/01/12 - 2/26/13	353,450,000	MYR	116,599,988
[s]Malaysia Treasury Bills, 3/16/12 - 7/27/12	4,540,000	MYR	1,505,522
			118,105,510
Mexico 0.1%			
Government of Mexico, M, 7.50%, 6/21/12	294,300[k]	MXN	2,311,520
Norway 0.7%			
[s]Norway Treasury Bills, 3/21/12 - 6/20/12	150,990,000	NOK	26,959,594
Philippines 0.8%			
[s]Philippine Treasury Bills, 3/07/12 - 10/17/12	1,328,120,000	PHP	30,861,227
Singapore 0.3%			
Government of Singapore, senior bond, 2.625%, 4/01/12	7,020,000	SGD	5,620,679
[s]Singapore Treasury Bill, 5/02/12	6,380,000	SGD	5,096,275
			10,716,954
South Korea 0.1%			
Korea Monetary Stabilization Bond, senior bond,			
3.43%, 2/09/13	1,885,000,000	KRW	1,683,291
Strip, 8/21/12	785,200,000	KRW	690,263
			2,373,554
Sri Lanka 0.0%[†]			
[s]Sri Lanka Treasury Bills, 7/06/12 - 9/28/12	76,980,000	LKR	601,813
Total Foreign Government and Agency Securities (Cost $268,797,888)			265,215,331
Total Investments before Money Market Funds (Cost $3,178,352,059)			3,218,214,965

32 | Semiannual Report

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2012, the aggregate value of these securities was $201,403, representing
0.01% of net assets.
cAt February 29, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSecurity is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or “notional” value of this GDP linked security.
eThe coupon rate shown represents the rate at period end.
fThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hRedemption price at maturity is adjusted for inflation. See Note 1(i).
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29,
2012, the aggregate value of these securities was $585,808,373, representing 16.18% of net assets.
jA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
kPrincipal amount is stated in 100 Mexican Peso Units.
lSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29, 2012, the aggregate value of these securities was
$16,098,362, representing 0.44% of net assets.
mA supranational organization is an entity formed by two or more central governments through international treaties.
nIncome may be received in additional securities and/or cash.
oSee Note 8 regarding defaulted securities.
pPerpetual security with no stated maturity date.
qSee Note 1(f) regarding credit-linked notes.
rSee Note 1(g) regarding senior floating rate interests.
sThe security is traded on a discount basis with no stated coupon rate.
tSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At February 29, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	BZWS	Sell	109,800,000	227,565	3/01/12	$ —	$ (1,229)
Chilean Peso	DBAB	Sell	39,500,000	81,781	3/01/12	—	(527)
Chilean Peso	BZWS	Buy	109,800,000	223,352	3/01/12	5,442	—
Chilean Peso	DBAB	Buy	39,500,000	80,432	3/01/12	1,876	—
Japanese Yen	JPHQ	Buy	284,200,000	3,537,906	3/01/12	—	(41,106)
Japanese Yen	HSBK	Buy	284,000,000	3,532,338	3/01/12	—	(37,999)
Japanese Yen	UBSW	Buy	316,900,000	3,931,762	3/01/12	—	(32,621)
Japanese Yen	UBSW	Sell	316,900,000	3,898,197	3/01/12	—	(944)
Japanese Yen	JPHQ	Sell	284,200,000	3,496,555	3/01/12	—	(245)
Japanese Yen	HSBK	Sell	284,000,000	3,495,385	3/01/12	1,045	—
Polish Zloty	DBAB	Buy	10,675,130	2,626,367 EUR	3/01/12	—	(53,336)
Polish Zloty	DBAB	Sell	10,675,130	2,556,917 EUR	3/01/12	—	(39,178)
Australian Dollar	DBAB	Buy	1,042,000	1,058,568	3/02/12	58,611	—
Australian Dollar	BZWS	Buy	5,453,068	5,537,373	3/02/12	309,126	—
Australian Dollar	BZWS	Sell	5,453,068	5,913,852	3/02/12	29,049	—
Australian Dollar	DBAB	Sell	1,042,000	1,127,131	3/02/12	2,633	—
Chilean Peso	DBAB	Sell	39,500,000	82,292	3/02/12	—	(6)
Chilean Peso	DBAB	Buy	39,500,000	80,432	3/02/12	1,866	—
Euro	DBAB	Sell	4,049,000	5,529,314	3/05/12	135,534	—
Polish Zloty	DBAB	Buy	10,681,170	2,626,367 EUR	3/05/12	—	(52,984)
Euro	DBAB	Buy	22,466,000	29,378,564	3/06/12	549,114	—
Euro	DBAB	Sell	22,466,000	30,361,002	3/06/12	433,324	—
Japanese Yen	MSCO	Sell	91,664,560	1,119,902	3/07/12	—	(7,997)
Polish Zloty	DBAB	Buy	7,417,100	1,821,488 EUR	3/07/12	—	(34,305)
Euro	MSCO	Sell	1,211,000	1,675,358	3/08/12	62,133	—
Euro	HSBK	Sell	427,000	590,114	3/08/12	21,289	—
Euro	UBSW	Sell	1,380,000	1,909,299	3/08/12	70,942	—
Polish Zloty	DBAB	Buy	19,261,602	4,735,897 EUR	3/08/12	—	(97,320)
British Pound	BZWS	Buy	3,483,199	5,583,080	3/12/12	—	(42,133)
Chilean Peso	MSCO	Buy	222,700,000	452,826	3/12/12	10,613	—
Euro	DBAB	Sell	4,063,000	5,590,485	3/12/12	177,902	—
Polish Zloty	DBAB	Buy	12,599,020	3,100,000 EUR	3/12/12	—	(68,535)
British Pound	MSCO	Buy	6,469,541	10,339,038	3/14/12	—	(47,672)
British Pound	BZWS	Buy	2,694,503	4,246,537	3/14/12	39,721	—
Polish Zloty	DBAB	Buy	7,949,300	1,939,989 EUR	3/14/12	—	(22,596)
British Pound	MSCO	Buy	3,666,682	5,792,184	3/15/12	40,517	—
Japanese Yen	CITI	Sell	241,795,083	3,117,362	3/15/12	141,958	—
Polish Zloty	DBAB	Buy	16,711,350	4,060,391 EUR	3/15/12	—	(24,233)
Polish Zloty	BZWS	Buy	7,593,347	1,850,580 EUR	3/15/12	—	(18,483)
Serbian Dinar	DBAB	Buy	275,000,000	2,492,794 EUR	3/15/12	—	(21,225)
British Pound	CITI	Buy	3,143,825	4,939,421	3/16/12	61,520	—
Euro	DBAB	Sell	2,334,000	3,228,724	3/16/12	119,404	—
Euro	UBSW	Sell	2,700,000	3,735,612	3/16/12	138,712	—
Polish Zloty	DBAB	Buy	5,334,610	1,295,406 EUR	3/16/12	—	(6,928)
Australian Dollar	BZWS	Buy	35,491,585	33,529,610	3/19/12	4,446,950	—

34 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	CITI	Buy	11,291,000	10,613,427	3/19/12	$ 1,468,122	$ —
Euro	DBAB	Buy	14,330,000	18,739,341	3/19/12	351,105	—
Euro	DBAB	Sell	14,330,000	19,728,111	3/19/12	637,665	—
Indonesian Rupiah	JPHQ	Buy	21,367,000,000	2,359,691	3/19/12	4,508	—
Malaysian Ringgit	HSBK	Buy	51,780,000	16,690,304	3/19/12	570,990	—
Malaysian Ringgit	DBAB	Buy	58,684,300	18,914,799	3/19/12	648,101	—
Polish Zloty	DBAB	Buy	8,845,690	2,140,000 EUR	3/19/12	—	(1,816)
Singapore Dollar	JPHQ	Buy	11,597,000	9,067,949	3/19/12	200,847	—
Singapore Dollar	HSBK	Buy	9,257,000	7,254,930	3/19/12	143,643	—
Singapore Dollar	DBAB	Buy	8,097,700	6,347,802	3/19/12	124,211	—
South Korean Won	JPHQ	Buy	35,659,300,000	31,000,000	3/19/12	810,874	—
Australian Dollar	DBAB	Buy	5,524,821	5,179,409	3/21/12	730,854	—
Chilean Peso	JPHQ	Buy	122,700,000	246,262	3/21/12	8,803	—
Euro	DBAB	Sell	1,261,000	1,750,167	3/21/12	70,248	—
Malaysian Ringgit	HSBK	Buy	11,185,200	3,600,000	3/21/12	128,120	—
Polish Zloty	BZWS	Buy	10,009,200	2,400,000 EUR	3/21/12	25,820	—
Singapore Dollar	HSBK	Buy	6,967,000	5,441,056	3/21/12	127,261	—
Singapore Dollar	DBAB	Buy	8,718,400	6,801,155	3/21/12	166,954	—
Swedish Krona	BZWS	Buy	32,000,000	3,509,542 EUR	3/21/12	154,710	—
Australian Dollar	DBAB	Buy	362,678	339,633	3/22/12	48,302	—
Euro	DBAB	Sell	1,300,000	1,821,638	3/22/12	89,755	—
Malaysian Ringgit	HSBK	Buy	7,500,000	2,426,870	3/22/12	72,755	—
Japanese Yen	UBSW	Sell	735,719,080	9,108,478	3/23/12	54,487	—
British Pound	CITI	Buy	4,661,845	7,305,857	3/26/12	109,298	—
Indonesian Rupiah	DBAB	Buy	16,293,000,000	1,697,400	3/26/12	104,073	—
Indonesian Rupiah	JPHQ	Buy	8,147,000,000	848,646	3/26/12	52,146	—
Malaysian Ringgit	DBAB	Buy	15,289,000	4,815,585	3/26/12	278,456	—
Malaysian Ringgit	HSBK	Buy	7,284,000	2,293,270	3/26/12	133,638	—
Polish Zloty	DBAB	Buy	5,265,800	1,279,567 EUR	3/26/12	—	(9,959)
Singapore Dollar	CSFB	Buy	1,969,000	1,532,892	3/26/12	40,819	—
Singapore Dollar	MSCO	Buy	1,967,200	1,532,553	3/26/12	39,720	—
British Pound	JPHQ	Buy	2,896,325	4,550,127	3/27/12	56,750	—
British Pound	DBAB	Buy	10,834,555	17,028,670	3/27/12	204,708	—
British Pound	BZWS	Buy	11,884,532	18,623,062	3/27/12	280,403	—
British Pound	MSCO	Buy	7,851,007	12,421,962	3/28/12	65,713	—
Euro	DBAB	Sell	760,000	1,069,073	3/28/12	56,563	—
British Pound	MSCO	Buy	2,814,117	4,483,648	3/29/12	—	(7,594)
British Pound	DBAB	Buy	2,814,488	4,483,648	3/29/12	—	(7,004)
Indian Rupee	JPHQ	Buy	83,569,208	1,758,241	3/29/12	—	(70,190)
Indian Rupee	DBAB	Buy	41,712,993	880,207	3/29/12	—	(37,628)
Serbian Dinar	DBAB	Buy	561,500,000	5,083,150 EUR	3/29/12	—	(56,994)
British Pound	BZWS	Buy	5,645,348	8,967,297	3/30/12	11,968	—
Indian Rupee	JPHQ	Buy	72,738,152	1,531,975	3/30/12	—	(63,110)
Norwegian Krone	UBSW	Buy	18,312,027	2,295,718 EUR	3/30/12	212,130	—
Norwegian Krone	MSCO	Buy	14,659,688	1,837,814 EUR	3/30/12	169,851	—

Semiannual Report | 35

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Norwegian Krone	DBAB	Buy	10,930,000	1,366,148 EUR	3/30/12	$ 132,091	$ —
Polish Zloty	DBAB	Buy	313,000	76,827 EUR	3/30/12	—	(1,663)
British Pound	FBCO	Buy	3,385,376	5,380,378	4/02/12	4,146	—
Polish Zloty	DBAB	Buy	8,521,000	2,074,902 EUR	4/04/12	—	(24,594)
Polish Zloty	DBAB	Buy	6,275,480	1,525,100 EUR	4/05/12	—	(14,317)
Euro	DBAB	Sell	1,756,000	2,473,150	4/10/12	133,578	—
Euro	HSBK	Sell	2,107,000	2,960,377	4/10/12	153,157	—
Euro	UBSW	Sell	1,054,000	1,479,974	4/10/12	75,698	—
Norwegian Krone	DBAB	Buy	7,100,000	896,159 EUR	4/10/12	73,461	—
Euro	DBAB	Sell	437,478	618,156	4/11/12	35,288	—
Indian Rupee	DBAB	Buy	911,000	19,445	4/11/12	—	(1,101)
Philippine Peso	DBAB	Buy	387,004,800	8,988,615	4/11/12	29,617	—
Euro	UBSW	Sell	3,371,000	4,805,613	4/12/12	314,284	—
Norwegian Krone	MSCO	Buy	67,400,000	8,527,328 EUR	4/12/12	669,309	—
Indian Rupee	JPHQ	Buy	253,960,000	5,445,111	4/13/12	—	(333,658)
Indian Rupee	DBAB	Buy	1,953,000	41,838	4/13/12	—	(2,530)
Chilean Peso	MSCO	Buy	195,220,000	396,587	4/16/12	7,995	—
Euro	HSBK	Sell	2,037,000	2,919,184	4/16/12	205,149	—
Indian Rupee	JPHQ	Buy	1,312,000	28,034	4/16/12	—	(1,646)
Euro	DBAB	Sell	82,000	117,141	4/18/12	7,886	—
Indian Rupee	JPHQ	Buy	1,288,000	27,358	4/18/12	—	(1,465)
Euro	DBAB	Sell	1,093,180	1,558,547	4/19/12	102,007	—
Indian Rupee	JPHQ	Buy	643,000	13,646	4/19/12	—	(723)
Indian Rupee	DBAB	Buy	451,000	9,549	4/19/12	—	(485)
Chilean Peso	MSCO	Buy	174,920,000	353,374	4/20/12	8,970	—
Japanese Yen	UBSW	Sell	271,100,000	3,300,664	4/20/12	—	(36,418)
Japanese Yen	CITI	Sell	271,000,000	3,301,375	4/20/12	—	(34,476)
Euro	DBAB	Buy	2,900,000	3,793,055	4/23/12	70,944	—
Euro	DBAB	Sell	12,229,079	17,291,793	4/23/12	997,603	—
Swedish Krona	DBAB	Buy	195,715,395	21,570,000 EUR	4/23/12	760,958	—
Indian Rupee	DBAB	Buy	915,000	19,431	4/26/12	—	(1,071)
Chilean Peso	JPHQ	Buy	110,826,000	224,754	4/27/12	4,634	—
Euro	UBSW	Sell	1,163,000	1,674,569	4/27/12	124,942	—
Indian Rupee	JPHQ	Buy	777,000	16,479	4/27/12	—	(892)
Chilean Peso	CITI	Buy	178,639,000	367,192	4/30/12	2,426	—
Indian Rupee	DBAB	Buy	276,391,000	5,858,224	4/30/12	—	(317,457)
Indian Rupee	JPHQ	Buy	648,000	13,758	4/30/12	—	(768)
Norwegian Krone	DBAB	Buy	18,700,000	2,374,754 EUR	4/30/12	170,818	—
Norwegian Krone	MSCO	Buy	8,300,000	1,053,152 EUR	4/30/12	76,994	—
Polish Zloty	BZWS	Buy	622,000	154,304 EUR	4/30/12	—	(6,131)
Euro	DBAB	Sell	10,269,000	15,019,439	5/07/12	1,335,784	—
Euro	MSCO	Sell	6,319,000	9,295,154	5/07/12	874,956	—
Euro	FBCO	Sell	8,689,000	12,738,074	5/07/12	1,159,801	—
Euro	BZWS	Sell	6,319,000	9,289,372	5/07/12	869,174	—
Euro	DBAB	Sell	8,965,000	12,936,053	5/09/12	989,850	—

36 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	UBSW	Sell	3,160,000	4,532,704	5/09/12	$ 321,884	$ —
Euro	DBAB	Sell	400,000	562,984	5/10/12	29,965	—
Japanese Yen	CITI	Sell	1,237,691,000	15,399,338	5/10/12	160,945	—
Chilean Peso	MSCO	Buy	101,000,000	208,020	5/11/12	690	—
Euro	DBAB	Sell	10,195,000	14,413,793	5/11/12	828,393	—
Japanese Yen	UBSW	Sell	1,237,084,000	15,388,531	5/11/12	157,440	—
Japanese Yen	DBAB	Sell	827,501,000	10,293,197	5/11/12	104,929	—
British Pound	DBAB	Buy	659,115	1,046,627	5/17/12	2,606	—
British Pound	DBAB	Sell	1,490,000	2,410,373	5/17/12	41,359	—
Euro	DBAB	Sell	6,311,000	8,841,395	5/18/12	431,260	—
Euro	DBAB	Sell	9,401,227	13,135,001	5/21/12	606,539	—
Euro	UBSW	Sell	6,311,000	8,815,205	5/21/12	404,906	—
Euro	DBAB	Sell	98,050	137,996	5/23/12	7,328	—
Polish Zloty	MSCO	Buy	9,266,000	2,313,608 EUR	5/24/12	—	(119,534)
Euro	DBAB	Sell	6,130,000	8,415,807	5/25/12	246,506	—
Euro	DBAB	Sell	49,970,000	69,522,989	5/29/12	2,927,471	—
Indian Rupee	DBAB	Buy	2,399,992,000	50,420,000	5/29/12	—	(2,604,251)
Japanese Yen	FBCO	Sell	8,236,852,000	100,880,000	5/29/12	—	(553,443)
Philippine Peso	DBAB	Buy	159,000,000	3,663,594	5/29/12	30,000	—
Indonesian Rupiah	DBAB	Buy	145,867,000,000	16,306,613	5/31/12	—	(297,894)
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,800,000	5/31/12	110,853	—
Malaysian Ringgit	HSBK	Buy	15,000,000	4,883,925	5/31/12	91,408	—
Singapore Dollar	DBAB	Buy	7,810,000	6,288,245	5/31/12	—	(44,713)
Singapore Dollar	FBCO	Buy	7,817,000	6,287,300	5/31/12	—	(38,172)
South Korean Won	JPHQ	Buy	7,776,650,000	7,000,000	5/31/12	—	(95,510)
Indian Rupee	DBAB	Buy	1,239,000	25,964	6/01/12	—	(1,292)
Indian Rupee	HSBK	Buy	1,432,000	30,333	6/04/12	—	(1,831)
British Pound	CITI	Buy	3,407,298	5,434,334	6/06/12	—	(4,006)
British Pound	BZWS	Buy	422,792	673,677	6/06/12	141	—
Euro	DBAB	Sell	2,397,130	3,430,509	6/06/12	235,655	—
Malaysian Ringgit	DBAB	Buy	1,294,000	422,048	6/06/12	6,998	—
Euro	UBSW	Sell	3,227,500	4,632,754	6/07/12	331,167	—
Euro	DBAB	Sell	7,506,700	10,778,924	6/07/12	774,053	—
Indian Rupee	DBAB	Buy	913,000	19,253	6/07/12	—	(1,091)
Indonesian Rupiah	HSBK	Buy	48,310,000,000	5,436,030	6/07/12	—	(137,574)
Indonesian Rupiah	MSCO	Buy	19,310,000,000	2,174,550	6/07/12	—	(56,702)
Singapore Dollar	CSFB	Buy	10,093,000	8,201,690	6/07/12	—	(132,490)
Singapore Dollar	MSCO	Buy	5,055,000	4,100,728	6/07/12	—	(59,332)
Indian Rupee	HSBK	Buy	244,000	5,182	6/08/12	—	(329)
Mexican Peso	CITI	Buy	65,650,000	5,153,061	6/08/12	—	(86,143)
Polish Zloty	DBAB	Buy	1,438,000	355,185 EUR	6/08/12	—	(14,166)
Polish Zloty	CITI	Buy	281,000	69,444 EUR	6/08/12	—	(2,819)
Swedish Krona	DBAB	Buy	9,350,000	1,027,247 EUR	6/08/12	37,916	—
Euro	DBAB	Sell	17,553,433	25,321,061	6/11/12	1,925,343	—
Indian Rupee	DBAB	Buy	247,000	5,243	6/11/12	—	(333)

Semiannual Report | 37

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indonesian Rupiah	HSBK	Buy	45,040,000,000	5,073,786	6/11/12	$ —	$ (135,836)
Singapore Dollar	GSCO	Buy	11,450,000	9,313,865	6/11/12	—	(159,392)
Singapore Dollar	CSFB	Buy	9,800,000	7,983,707	6/11/12	—	(148,437)
Singapore Dollar	DBAB	Buy	9,810,000	7,986,973	6/11/12	—	(143,708)
Swedish Krona	DBAB	Buy	28,200,000	3,094,250 EUR	6/11/12	119,126	—
Swedish Krona	MSCO	Buy	37,801,900	4,147,273 EUR	6/11/12	160,416	—
Indian Rupee	HSBK	Buy	620,000	13,163	6/13/12	—	(842)
Indonesian Rupiah	DBAB	Buy	26,000,000,000	2,927,928	6/13/12	—	(77,962)
Malaysian Ringgit	DBAB	Buy	8,400,000	2,749,591	6/13/12	34,355	—
Polish Zloty	DBAB	Buy	26,678,682	6,602,000 EUR	6/13/12	—	(283,977)
Singapore Dollar	CSFB	Buy	7,150,000	5,819,632	6/13/12	—	(102,967)
Swedish Krona	BZWS	Buy	19,347,000	2,115,521 EUR	6/13/12	91,262	—
Swedish Krona	MSCO	Buy	22,219,700	2,432,871 EUR	6/13/12	100,507	—
Malaysian Ringgit	CSFB	Buy	36,500,000	11,953,496	6/14/12	142,664	—
Swedish Krona	MSCO	Buy	35,702,800	3,893,741 EUR	6/14/12	181,823	—
Japanese Yen	CITI	Sell	38,352,000	495,517	6/15/12	23,118	—
Indian Rupee	DBAB	Buy	619,000	13,112	6/18/12	—	(821)
Malaysian Ringgit	DBAB	Buy	22,000,000	7,142,857	6/18/12	146,175	—
Swedish Krona	MSCO	Buy	11,741,000	1,265,614 EUR	6/18/12	79,307	—
Indian Rupee	DBAB	Buy	563,000	11,880	6/20/12	—	(705)
Swedish Krona	MSCO	Buy	29,176,960	3,142,945 EUR	6/20/12	199,614	—
Malaysian Ringgit	DBAB	Buy	18,932,200	6,135,464	6/21/12	135,983	—
Swedish Krona	UBSW	Buy	19,570,000	2,108,836 EUR	6/21/12	132,763	—
Swedish Krona	MSCO	Buy	39,160,000	4,218,827 EUR	6/21/12	266,995	—
South Korean Won	DBAB	Buy	3,290,000,000	2,816,546	6/27/12	100,359	—
Swedish Krona	DBAB	Buy	33,518,000	3,607,860 EUR	6/28/12	231,270	—
Japanese Yen	BOFA	Sell	106,050,000	1,368,078	6/29/12	61,562	—
Japanese Yen	BZWS	Sell	154,516,000	1,995,300	6/29/12	91,692	—
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,234,035	6/29/12	32,120	—
Swedish Krona	UBSW	Buy	2,171,000	233,466 EUR	6/29/12	15,259	—
Euro	DBAB	Sell	4,420,000	6,304,467	7/02/12	412,517	—
Indian Rupee	DBAB	Buy	136,067,550	2,887,069	7/02/12	—	(191,674)
Japanese Yen	MSCO	Sell	460,900,000	5,713,011	7/02/12	34,577	—
Japanese Yen	UBSW	Sell	614,000,000	7,610,548	7/02/12	45,873	—
Norwegian Krone	MSCO	Buy	38,723,632	4,895,174 EUR	7/02/12	362,885	—
Philippine Peso	DBAB	Buy	166,689,800	3,784,964	7/02/12	79,381	—
Swedish Krona	MSCO	Buy	45,869,704	4,938,432 EUR	7/02/12	313,982	—
Philippine Peso	DBAB	Buy	146,351,900	3,333,756	7/03/12	58,895	—
Philippine Peso	JPHQ	Buy	17,244,000	395,505	7/05/12	4,189	—
Indian Rupee	DBAB	Buy	55,085,000	1,176,778	7/06/12	—	(86,321)
Philippine Peso	DBAB	Buy	48,983,060	1,120,484	7/06/12	14,811	—
British Pound	DBAB	Sell	1,389,063	2,212,082	7/09/12	4,546	—
Euro	DBAB	Sell	584,893	828,208	7/09/12	48,497	—
Japanese Yen	UBSW	Sell	125,000,000	1,548,083	7/09/12	7,896	—

38 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBAB	Sell	91,731	147,292	7/12/12	$ 1,515	$ —
Euro	DBAB	Sell	477,490	675,791	7/12/12	39,244	—
Euro	UBSW	Sell	6,019,000	8,431,716	7/16/12	407,497	—
Euro	DBAB	Sell	18,964,000	26,569,323	7/16/12	1,287,499	—
Euro	MSCO	Sell	5,296,000	7,388,582	7/16/12	328,229	—
Swedish Krona	UBSW	Buy	1,208,500	129,939 EUR	7/16/12	8,396	—
British Pound	DBAB	Sell	686,218	1,101,517	7/18/12	11,042	—
Euro	DBAB	Sell	16,108,531	22,634,641	7/18/12	1,159,287	—
Euro	UBSW	Sell	6,019,000	8,440,143	7/18/12	415,814	—
Euro	MSCO	Sell	1,202,000	1,682,800	7/18/12	80,334	—
Euro	BZWS	Sell	8,655,000	12,121,409	7/19/12	582,773	—
Euro	DBAB	Sell	10,079,000	14,135,294	7/19/12	698,216	—
Indian Rupee	JPHQ	Buy	1,780,000	38,304	7/19/12	—	(3,144)
Euro	MSCO	Sell	7,066,000	9,846,824	7/20/12	426,541	—
Euro	DBAB	Sell	5,307,000	7,402,469	7/20/12	327,257	—
Euro	DBAB	Sell	15,847,317	22,288,799	7/23/12	1,160,963	—
Euro	DBAB	Sell	3,315,252	4,716,387	7/25/12	296,393	—
Euro	DBAB	Sell	10,620,040	15,086,669	7/27/12	927,515	—
Swedish Krona	DBAB	Buy	1,208,500	131,567 EUR	7/27/12	6,144	—
Chilean Peso	DBAB	Buy	485,730,000	1,014,050	7/30/12	—	(18,657)
Euro	BZWS	Sell	20,616,550	29,357,968	7/31/12	1,870,225	—
Indian Rupee	JPHQ	Buy	44,200,000	968,268	7/31/12	—	(96,955)
Malaysian Ringgit	HSBK	Buy	12,000,000	4,032,258	7/31/12	—	(66,968)
Euro	BZWS	Sell	33,972,166	48,145,354	8/01/12	2,850,456	—
Singapore Dollar	BZWS	Buy	12,928,975	10,783,132	8/01/12	—	(440,827)
Euro	BZWS	Sell	13,816,422	19,698,073	8/02/12	1,276,589	—
Australian Dollar	DBAB	Buy	15,588,245	16,423,775	8/03/12	—	(2,858)
Euro	MSCO	Sell	17,547,509	24,712,332	8/03/12	1,316,017	—
Mexican Peso	JPHQ	Buy	85,191,800	6,997,733	8/03/12	—	(455,068)
Euro	GSCO	Sell	13,891,708	19,589,392	8/06/12	1,067,021	—
Japanese Yen	MSCO	Sell	460,900,000	6,028,580	8/06/12	347,425	—
Mexican Peso	MSCO	Buy	263,249,180	21,531,840	8/06/12	—	(1,319,857)
Mexican Peso	JPHQ	Buy	53,138,910	4,351,065	8/06/12	—	(271,118)
Polish Zloty	DBAB	Buy	61,736,080	15,021,849 EUR	8/06/12	—	(431,618)
Singapore Dollar	CSFB	Buy	21,288,460	17,771,483	8/06/12	—	(741,290)
Singapore Dollar	DBAB	Buy	21,298,765	17,771,481	8/06/12	—	(733,044)
Australian Dollar	MSCO	Buy	4,257,239	4,370,609	8/07/12	112,089	—
Australian Dollar	DBAB	Buy	1,594,834	1,638,979	8/07/12	40,316	—
Australian Dollar	CSFB	Buy	8,516,386	8,741,219	8/08/12	225,213	—
Mexican Peso	MSCO	Buy	131,396,890	10,654,176	8/08/12	—	(567,448)
Polish Zloty	DBAB	Buy	32,057,960	7,795,249 EUR	8/08/12	—	(219,382)
Swedish Krona	UBSW	Buy	50,100,000	5,382,178 EUR	8/08/12	347,177	—
Australian Dollar	DBAB	Buy	7,547,844	7,600,000	8/09/12	345,845	—
Australian Dollar	BZWS	Buy	4,382,863	4,400,000	8/09/12	213,973	—
Australian Dollar	DBAB	Buy	690,000	56,090,100 JPY	8/09/12	34,977	—

Semiannual Report | 39

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	CITI	Buy	690,000	56,037,315 JPY	8/09/12	$ 35,627	$ —
Australian Dollar	BZWS	Buy	690,000	56,007,300 JPY	8/09/12	35,997	—
British Pound	DBAB	Sell	338,769	551,178	8/09/12	12,934	—
Euro	CITI	Sell	303,457	426,979	8/09/12	22,359	—
Malaysian Ringgit	JPHQ	Buy	3,330,000	1,091,803	8/09/12	7,954	—
Mexican Peso	CITI	Buy	54,200,000	4,361,646	8/09/12	—	(201,332)
Polish Zloty	DBAB	Buy	27,622,447	6,727,662 EUR	8/09/12	—	(204,587)
Swedish Krona	UBSW	Buy	68,455,695	7,350,000 EUR	8/09/12	479,432	—
Swedish Krona	MSCO	Buy	25,050,000	2,689,067 EUR	8/09/12	176,132	—
Australian Dollar	CSFB	Buy	3,279,340	3,300,000	8/10/12	151,886	—
Mexican Peso	CITI	Buy	137,762,000	10,907,375	8/10/12	—	(333,893)
Singapore Dollar	CSFB	Buy	9,308,905	7,630,000	8/10/12	—	(182,824)
Australian Dollar	CSFB	Buy	5,651,768	5,450,000	8/13/12	497,205	—
Australian Dollar	DBAB	Buy	10,030,162	9,810,000	8/13/12	744,473	—
Chilean Peso	JPHQ	Buy	315,000,000	639,529	8/13/12	5,086	—
Indonesian Rupiah	HSBK	Buy	39,000,000,000	4,355,839	8/13/12	—	(105,363)
Malaysian Ringgit	DBAB	Buy	23,459,000	7,627,356	8/13/12	118,246	—
Malaysian Ringgit	JPHQ	Buy	2,344,000	762,773	8/13/12	11,160	—
Mexican Peso	MSCO	Buy	115,740,000	9,044,025	8/13/12	—	(163,121)
Mexican Peso	CITI	Buy	56,273,000	4,358,538	8/13/12	—	(40,627)
Singapore Dollar	CSFB	Buy	9,290,000	7,626,006	8/13/12	—	(193,727)
Singapore Dollar	DBAB	Buy	2,650,000	2,175,341	8/13/12	—	(55,261)
South Korean Won	HSBK	Buy	7,238,000,000	6,537,801	8/13/12	—	(136,319)
South Korean Won	DBAB	Buy	4,814,000,000	4,358,139	8/13/12	—	(100,507)
Euro	MSCO	Sell	6,180,000	8,750,911	8/15/12	510,361	—
Euro	DBAB	Sell	291,630	413,561	8/15/12	24,695	—
Euro	DBAB	Sell	17,614,000	25,061,023	8/16/12	1,573,962	—
Indian Rupee	JPHQ	Buy	36,649,700	794,982	8/16/12	—	(74,439)
Polish Zloty	DBAB	Buy	11,975,000	2,822,961 EUR	8/16/12	33,297	—
Indian Rupee	HSBK	Buy	34,619,025	747,485	8/17/12	—	(66,979)
Singapore Dollar	BZWS	Buy	4,267,000	3,389,198	8/17/12	24,669	—
Singapore Dollar	HSBK	Buy	6,405,000	5,068,249	8/17/12	56,152	—
Chilean Peso	JPHQ	Buy	125,885,900	258,016	8/20/12	—	(584)
Chilean Peso	JPHQ	Buy	43,134,000	87,939	8/20/12	268	—
Euro	DBAB	Sell	14,882,583	21,335,246	8/20/12	1,489,798	—
Euro	BZWS	Sell	26,607,000	38,230,344	8/20/12	2,750,762	—
Euro	CSFB	Sell	10,643,000	15,285,477	8/20/12	1,093,377	—
Euro	MSCO	Sell	5,321,000	7,634,837	8/20/12	539,454	—
Japanese Yen	UBSW	Sell	33,171,000	434,858	8/20/12	25,907	—
Japanese Yen	DBAB	Sell	20,175,000	264,067	8/20/12	15,338	—
Japanese Yen	JPHQ	Sell	16,483,000	215,619	8/20/12	12,407	—
Japanese Yen	HSBK	Sell	97,747,000	1,282,286	8/20/12	77,204	—
Japanese Yen	DBAB	Sell	16,469,000	216,302	8/22/12	13,257	—
Japanese Yen	MSCO	Sell	13,000,000	170,752	8/22/12	10,476	—
Japanese Yen	BZWS	Sell	16,448,000	216,051	8/22/12	13,265	—

40 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Mexican Peso	HSBK	Buy	26,875,955	2,104,936	8/22/12	$ —	$ (44,340)
Polish Zloty	DBAB	Buy	15,735,929	3,699,812 EUR	8/22/12	53,516	—
Euro	BZWS	Sell	2,046,123	2,942,325	8/23/12	213,829	—
Euro	DBAB	Sell	8,745,205	12,521,822	8/23/12	860,131	—
Japanese Yen	CITI	Sell	32,863,000	432,636	8/23/12	27,465	—
Japanese Yen	CSFB	Sell	32,622,000	428,729	8/23/12	26,530	—
Japanese Yen	DBAB	Sell	16,255,000	214,343	8/23/12	13,933	—
Singapore Dollar	DBAB	Buy	4,287,000	3,417,706	8/23/12	12,371	—
Euro	BZWS	Sell	1,055,390	1,514,062	8/24/12	106,695	—
Indian Rupee	HSBK	Buy	399,645,000	8,467,360	8/24/12	—	(620,721)
Indian Rupee	DBAB	Buy	11,485,000	243,078	8/24/12	—	(17,581)
Japanese Yen	JPHQ	Sell	32,793,000	429,875	8/24/12	25,561	—
Philippine Peso	JPHQ	Buy	91,000,000	2,144,845	8/24/12	—	(41,881)
Singapore Dollar	DBAB	Buy	4,302,000	3,420,802	8/24/12	21,313	—
Euro	DBAB	Sell	397,322	572,600	8/27/12	42,759	—
Euro	MSCO	Sell	1,764,654	2,543,113	8/27/12	189,891	—
Indian Rupee	JPHQ	Buy	12,717,000	270,805	8/27/12	—	(21,244)
Indian Rupee	HSBK	Buy	12,806,000	271,662	8/27/12	—	(20,354)
Japanese Yen	DBAB	Sell	66,294,000	872,381	8/27/12	54,992	—
Japanese Yen	BZWS	Sell	65,296,000	856,173	8/27/12	51,088	—
Japanese Yen	UBSW	Sell	90,565,000	1,191,135	8/27/12	74,490	—
Japanese Yen	JPHQ	Sell	158,882,000	2,089,178	8/27/12	130,201	—
Japanese Yen	HSBK	Sell	81,408,000	1,067,996	8/27/12	64,255	—
Mexican Peso	MSCO	Buy	26,913,640	2,103,844	8/27/12	—	(41,267)
Mexican Peso	HSBK	Buy	26,959,184	2,103,844	8/27/12	—	(37,777)
Philippine Peso	HSBK	Buy	90,000,000	2,129,220	8/27/12	—	(49,738)
Singapore Dollar	DBAB	Buy	5,355,000	4,269,143	8/27/12	15,628	—
South Korean Won	JPHQ	Buy	27,147,200,000	24,819,843	8/27/12	—	(827,621)
Euro	DBAB	Sell	4,899,330	7,013,881	8/29/12	480,362	—
Mexican Peso	HSBK	Buy	23,487,206	1,832,725	8/29/12	—	(33,055)
Mexican Peso	MSCO	Buy	13,563,500	1,051,923	8/29/12	—	(12,642)
Swedish Krona	UBSW	Buy	12,242,000	1,329,640 EUR	8/29/12	63,929	—
Japanese Yen	JPHQ	Sell	618,000,000	8,109,704	8/30/12	489,504	—
Japanese Yen	BZWS	Sell	38,900,000	510,499	8/30/12	30,845	—
Mexican Peso	HSBK	Buy	29,828,560	2,315,758	8/30/12	—	(30,392)
Swedish Krona	UBSW	Buy	27,930,000	3,009,477 EUR	8/30/12	177,805	—
Euro	DBAB	Sell	471,105	681,359	8/31/12	53,105	—
Japanese Yen	JPHQ	Sell	16,291,000	213,498	8/31/12	12,620	—
Singapore Dollar	DBAB	Buy	2,681,000	2,133,195	8/31/12	12,088	—
South Korean Won	JPHQ	Buy	15,715,700,000	14,477,844	8/31/12	—	(590,488)
Mexican Peso	HSBK	Buy	18,052,900	1,403,857	9/04/12	—	(21,310)
South Korean Won	JPHQ	Buy	10,406,210,000	9,622,905	9/04/12	—	(428,602)
Indian Rupee	DBAB	Buy	8,122,000	171,137	9/06/12	—	(11,976)
Polish Zloty	DBAB	Buy	10,258,669	2,405,315 EUR	9/06/12	38,946	—
Mexican Peso	CITI	Buy	65,650,000	5,116,913	9/10/12	—	(91,879)

Semiannual Report | 41

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Polish Zloty	DBAB	Buy	14,078,000	3,280,056 EUR	9/10/12	$ 79,433	$ —
Euro	BZWS	Sell	710,948	993,905	9/12/12	45,710	—
Polish Zloty	DBAB	Buy	8,360,000	1,937,428 EUR	9/12/12	60,511	—
Euro	DBAB	Sell	4,720,000	6,458,423	9/13/12	163,284	—
Euro	DBAB	Sell	4,270,000	5,793,621	9/14/12	98,608	—
Euro	BZWS	Sell	557,014	761,898	9/14/12	18,993	—
Euro	UBSW	Sell	1,034,213	1,417,596	9/17/12	38,205	—
Indonesian Rupiah	JPHQ	Buy	14,011,000,000	1,474,842	9/17/12	46,350	—
Japanese Yen	BZWS	Sell	240,903,916	3,108,237	9/18/12	136,788	—
Euro	BZWS	Sell	341,006	472,703	9/19/12	17,875	—
Indonesian Rupiah	JPHQ	Buy	18,317,000,000	1,966,398	9/19/12	21,828	—
Philippine Peso	HSBK	Buy	135,885,341	3,129,484	9/19/12	6,492	—
Polish Zloty	DBAB	Buy	4,100,000	885,434 EUR	9/19/12	115,158	—
Indonesian Rupiah	JPHQ	Buy	23,809,000,000	2,580,921	9/20/12	3,128	—
Indonesian Rupiah	HSBK	Buy	16,105,000,000	1,720,620	9/21/12	27,087	—
Indonesian Rupiah	JPHQ	Buy	32,262,000,000	3,441,280	9/21/12	59,777	—
Euro	DBAB	Sell	5,141,000	7,025,367	9/24/12	168,121	—
Indonesian Rupiah	HSBK	Buy	10,873,000,000	1,139,489	9/24/12	40,023	—
Indonesian Rupiah	JPHQ	Buy	16,475,000,000	1,720,627	9/24/12	66,594	—
Philippine Peso	DBAB	Buy	16,206,000	364,221	9/24/12	9,687	—
Euro	DBAB	Sell	2,391,000	3,234,760	9/26/12	45,509	—
Indian Rupee	DBAB	Buy	25,605,000	505,423	9/26/12	—	(5,081)
Indonesian Rupiah	JPHQ	Buy	11,674,000,000	1,188,193	9/26/12	77,910	—
Indonesian Rupiah	DBAB	Buy	17,417,000,000	1,782,246	9/26/12	106,714	—
Malaysian Ringgit	HSBK	Buy	10,963,000	3,439,912	9/26/12	172,041	—
Malaysian Ringgit	DBAB	Buy	2,927,000	917,167	9/26/12	47,185	—
South Korean Won	HSBK	Buy	3,301,000,000	2,795,184	9/26/12	119,183	—
Euro	DBAB	Sell	641,100	867,729	9/27/12	12,586	—
Indian Rupee	DBAB	Buy	31,755,000	616,925	9/27/12	3,505	—
Hungary Forint	DBAB	Buy	967,100,000	4,410,314	9/28/12	—	(70,645)
Indian Rupee	JPHQ	Buy	29,309,000	575,928	9/28/12	—	(3,370)
Indian Rupee	DBAB	Buy	25,543,000	502,049	9/28/12	—	(3,060)
Japanese Yen	JPHQ	Sell	14,763,000	194,506	9/28/12	12,378	—
Philippine Peso	HSBK	Buy	65,100,000	1,489,225	9/28/12	12,466	—
Swedish Krona	DBAB	Buy	23,918,125	2,567,280 EUR	9/28/12	161,326	—
Malaysian Ringgit	DBAB	Buy	19,420,800	6,015,425	10/03/12	381,181	—
Philippine Peso	HSBK	Buy	52,100,000	1,186,923	10/03/12	14,583	—
Euro	DBAB	Sell	139,240	187,431	10/04/12	1,693	—
Philippine Peso	DBAB	Buy	36,272,000	832,882	10/04/12	3,564	—
Philippine Peso	HSBK	Buy	29,096,000	660,058	10/04/12	10,907	—
Euro	DBAB	Sell	2,580,000	3,426,240	10/05/12	—	(15,361)
Euro	UBSW	Sell	1,950,000	2,598,424	10/05/12	—	(2,787)
Indian Rupee	DBAB	Buy	30,628,125	599,681	10/05/12	—	(1,946)
Indian Rupee	JPHQ	Buy	20,335,000	398,694	10/05/12	—	(1,838)
Philippine Peso	HSBK	Buy	43,378,000	977,841	10/05/12	22,420	—

42 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	DBAB	Buy	43,367,000	995,798	10/05/12	$ 4,210	$ —
Euro	DBAB	Sell	32,410,000	42,809,397	10/09/12	—	(425,458)
Euro	UBSW	Sell	645,000	856,947	10/09/12	—	(3,481)
Philippine Peso	DBAB	Buy	35,600,000	817,921	10/09/12	2,818	—
Philippine Peso	JPHQ	Buy	11,457,000	262,655	10/09/12	1,480	—
Euro	UBSW	Sell	643,000	861,620	10/11/12	3,846	—
Philippine Peso	DBAB	Buy	28,487,000	654,422	10/11/12	2,263	—
Philippine Peso	JPHQ	Buy	14,213,000	325,837	10/11/12	1,803	—
Philippine Peso	HSBK	Buy	42,791,000	983,905	10/11/12	2,518	—
Philippine Peso	JPHQ	Buy	9,679,000	223,792	10/12/12	—	(682)
Philippine Peso	DBAB	Buy	8,482,000	194,318	10/12/12	1,199	—
Euro	DBAB	Sell	10,678,448	14,719,172	10/15/12	473,457	—
Philippine Peso	JPHQ	Buy	51,957,000	1,191,790	10/15/12	5,683	—
Philippine Peso	HSBK	Buy	14,145,000	324,166	10/15/12	1,839	—
Chilean Peso	MSCO	Buy	3,165,540,000	6,122,901	10/17/12	315,398	—
Euro	HSBK	Sell	512,000	703,122	10/17/12	20,071	—
Philippine Peso	HSBK	Buy	145,000,000	3,331,648	10/17/12	9,879	—
Norwegian Krone	BZWS	Buy	45,987,000	5,837,025 EUR	10/18/12	355,852	—
Swedish Krona	BZWS	Buy	87,396,350	9,440,090 EUR	10/18/12	499,902	—
Philippine Peso	HSBK	Buy	15,125,000	350,757	10/19/12	—	(2,237)
Philippine Peso	DBAB	Buy	3,748,000	85,826	10/19/12	538	—
Philippine Peso	DBAB	Buy	14,983,000	343,175	10/22/12	2,021	—
Philippine Peso	JPHQ	Buy	7,523,000	173,221	10/22/12	102	—
Euro	BZWS	Sell	1,165,345	1,601,301	10/24/12	46,544	—
Euro	BZWS	Sell	8,880,588	12,320,928	10/25/12	472,708	—
Euro	CITI	Sell	3,469,716	4,830,435	10/26/12	201,204	—
Euro	BZWS	Sell	1,066,000	1,476,186	10/26/12	53,949	—
Norwegian Krone	BZWS	Buy	8,949,000	1,144,549 EUR	10/26/12	57,065	—
Chilean Peso	DBAB	Buy	2,211,366,000	4,238,363	10/29/12	254,274	—
Chilean Peso	BZWS	Buy	1,124,481,000	2,155,004	10/29/12	129,505	—
Euro	UBSW	Sell	4,280,000	5,957,760	10/29/12	247,324	—
Euro	DBAB	Sell	2,310,730	3,205,260	10/29/12	122,252	—
Indian Rupee	DBAB	Buy	20,458,000	396,055	10/29/12	1,851	—
Indian Rupee	HSBK	Buy	20,938,000	405,976	10/29/12	1,265	—
Norwegian Krone	BZWS	Buy	54,931,000	7,029,818 EUR	10/29/12	343,111	—
Philippine Peso	MSCO	Buy	15,700,000	363,426	10/29/12	—	(1,841)
Philippine Peso	JPHQ	Buy	8,108,000	188,379	10/29/12	—	(1,644)
Swedish Krona	BZWS	Buy	87,076,300	9,429,965 EUR	10/29/12	459,715	—
Euro	DBAB	Sell	6,545,701	9,228,195	10/31/12	494,687	—
Indian Rupee	HSBK	Buy	31,191,000	606,239	10/31/12	250	—
Indian Rupee	DBAB	Buy	43,204,000	839,894	10/31/12	180	—
Japanese Yen	CITI	Sell	619,900,000	8,008,734	11/01/12	356,549	—
Euro	DBAB	Sell	739,956	1,029,234	11/02/12	41,943	—
Japanese Yen	UBSW	Sell	1,239,900,000	16,006,971	11/02/12	701,096	—
Japanese Yen	BZWS	Sell	619,000,000	7,999,225	11/02/12	358,014	—

Semiannual Report | 43

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	519,000	716,339	11/05/12	$ 23,843	$ —
Euro	BZWS	Sell	2,833,959	3,906,896	11/05/12	125,573	—
Euro	DBAB	Sell	398,000	548,364	11/07/12	17,308	—
Euro	BZWS	Sell	8,837,922	12,153,468	11/08/12	360,832	—
Japanese Yen	CITI	Sell	207,713,767	2,681,527	11/08/12	117,143	—
Norwegian Krone	UBSW	Buy	35,137,100	4,458,457 EUR	11/08/12	267,478	—
Japanese Yen	BZWS	Sell	204,044,000	2,645,113	11/13/12	125,811	—
Japanese Yen	BZWS	Sell	266,734,000	3,459,585	11/14/12	166,200	—
Japanese Yen	UBSW	Sell	206,868,600	2,686,431	11/14/12	132,208	—
Philippine Peso	DBAB	Buy	85,200,000	1,970,398	11/14/12	—	(9,774)
Australian Dollar	CITI	Buy	3,334,258	3,300,449	11/15/12	173,244	—
Euro	BZWS	Sell	10,012,106	13,660,017	11/15/12	299,882	—
Indian Rupee	DBAB	Buy	874,156,000	16,600,000	11/15/12	361,552	—
Chilean Peso	CITI	Buy	25,880,400,000	49,770,000	11/16/12	2,721,481	—
Chilean Peso	MSCO	Buy	25,848,659,400	49,730,000	11/16/12	2,697,104	—
Japanese Yen	DBAB	Sell	98,350,000	1,287,927	11/16/12	73,549	—
Swedish Krona	BZWS	Buy	328,300,000	35,537,995 EUR	11/16/12	1,718,379	—
Australian Dollar	JPHQ	Buy	3,334,000	3,272,988	11/19/12	198,972	—
Australian Dollar	CITI	Buy	6,667,000	6,535,327	11/19/12	407,552	—
Chilean Peso	MSCO	Buy	4,234,440,000	8,065,600	11/19/12	520,451	—
Euro	DBAB	Sell	7,090,000	9,616,167	11/19/12	154,977	—
Euro	UBSW	Sell	8,678,696	11,793,480	11/19/12	212,268	—
Euro	BZWS	Sell	2,802,999	3,842,491	11/19/12	102,053	—
Indian Rupee	DBAB	Buy	870,504,000	16,600,000	11/19/12	281,192	—
Japanese Yen	JPHQ	Sell	49,112,000	642,785	11/19/12	36,342	—
Japanese Yen	HSBK	Sell	25,664,000	336,224	11/19/12	19,321	—
Japanese Yen	UBSW	Sell	39,232,000	514,518	11/19/12	30,074	—
Japanese Yen	BZWS	Sell	121,737,000	1,597,598	11/19/12	94,369	—
Malaysian Ringgit	JPHQ	Buy	35,805,300	11,163,689	11/19/12	605,775	—
Euro	BZWS	Sell	9,766,310	13,252,883	11/21/12	220,102	—
Japanese Yen	BZWS	Sell	136,747,000	1,796,938	11/21/12	108,303	—
Euro	BZWS	Sell	3,472,968	4,713,859	11/23/12	79,237	—
Mexican Peso	HSBK	Buy	26,270,786	1,870,712	11/23/12	127,164	—
Euro	DBAB	Sell	3,621,000	4,856,340	11/30/12	23,871	—
Euro	UBSW	Sell	425,000	574,685	12/03/12	7,478	—
Euro	DBAB	Sell	7,610,000	10,242,299	12/03/12	85,959	—
Chilean Peso	DBAB	Buy	87,440,000	165,920	12/06/12	11,098	—
Chilean Peso	BOFA	Buy	166,450,000	313,968	12/06/12	23,002	—
Euro	HSBK	Sell	7,767	10,442	12/07/12	76	—
Indian Rupee	DBAB	Buy	60,684,000	1,132,116	12/07/12	41,891	—
Indian Rupee	JPHQ	Buy	46,700,000	872,045	12/07/12	31,424	—
Australian Dollar	DBAB	Buy	937,000	929,588	12/10/12	43,987	—
Euro	DBAB	Sell	183,617	246,323	12/10/12	1,250	—
Australian Dollar	BZWS	Buy	521,000	522,511	12/12/12	18,709	—
Euro	BZWS	Sell	455,000	612,749	12/12/12	5,453	—

44 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Polish Zloty	BZWS	Buy	15,880,000	3,454,427 EUR	12/12/12	$ 372,769	$ —
British Pound	DBAB	Sell	100,000	153,740	12/17/12	—	(4,957)
Euro	DBAB	Sell	552,375	725,766	12/17/12	—	(11,531)
Indonesian Rupiah	JPHQ	Buy	8,020,000,000	829,369	12/17/12	32,034	—
Swedish Krona	UBSW	Buy	4,627,500	502,252 EUR	12/17/12	21,605	—
Swedish Krona	UBSW	Buy	4,627,500	502,252 EUR	12/18/12	21,579	—
Japanese Yen	JPHQ	Sell	241,286,602	3,122,643	12/27/12	140,676	—
Euro	DBAB	Sell	319,100	407,650	1/03/13	—	(18,343)
Chilean Peso	DBAB	Buy	1,500,450,000	2,793,094	1/04/13	236,235	—
Chilean Peso	MSCO	Buy	214,571,000	406,000	1/07/13	27,086	—
Euro	DBAB	Sell	24,073,063	31,299,556	1/07/13	—	(838,788)
Indian Rupee	HSBK	Buy	141,600,000	2,533,548	1/07/13	195,014	—
Japanese Yen	DBAB	Sell	95,091,000	1,250,769	1/07/13	75,279	—
Philippine Peso	HSBK	Buy	140,610,000	3,203,764	1/07/13	25,524	—
Chilean Peso	DBAB	Buy	125,650,000	238,380	1/09/13	15,182	—
Chilean Peso	DBAB	Buy	176,530,000	334,908	1/10/13	21,296	—
Japanese Yen	HSBK	Sell	276,930,000	3,625,213	1/10/13	201,638	—
Japanese Yen	CITI	Sell	83,690,000	1,096,998	1/10/13	62,372	—
Euro	BZWS	Sell	1,370,694	1,753,872	1/11/13	—	(76,118)
Euro	UBSW	Sell	368,000	470,709	1/11/13	—	(20,602)
Japanese Yen	UBSW	Sell	83,670,000	1,096,233	1/11/13	61,831	—
Japanese Yen	BZWS	Sell	167,350,000	2,194,179	1/11/13	125,250	—
Chilean Peso	MSCO	Buy	198,000,000	376,068	1/14/13	23,309	—
Japanese Yen	HSBK	Sell	218,790,000	2,862,879	1/15/13	157,754	—
Japanese Yen	DBAB	Sell	83,940,000	1,099,843	1/15/13	62,006	—
Japanese Yen	BZWS	Sell	133,750,000	1,749,624	1/15/13	95,935	—
Japanese Yen	UBSW	Sell	106,390,000	1,390,864	1/15/13	75,456	—
Australian Dollar	CSFB	Buy	13,288,244	13,237,749	1/17/13	512,717	—
Euro	DBAB	Sell	337,000	440,324	1/17/13	—	(9,623)
Japanese Yen	HSBK	Sell	126,059,100	1,652,151	1/17/13	93,481	—
Euro	DBAB	Sell	186,978	238,990	1/22/13	—	(10,667)
Japanese Yen	MSCO	Sell	5,282,022,900	69,168,112	1/22/13	3,850,488	—
Malaysian Ringgit	DBAB	Buy	1,338,600	423,099	1/22/13	15,959	—
Swedish Krona	MSCO	Buy	108,406,800	12,102,620 EUR	1/22/13	34,251	—
Euro	DBAB	Sell	23,810,000	30,846,450	1/23/13	—	(945,367)
Australian Dollar	CITI	Buy	6,370,678	6,436,933	1/24/13	150,380	—
Euro	BZWS	Sell	888,633	1,158,734	1/28/13	—	(27,851)
Euro	CITI	Sell	137,500	178,699	1/28/13	—	(4,903)
Euro	DBAB	Sell	93,699	122,979	1/28/13	—	(2,135)
Japanese Yen	DBAB	Sell	174,474,569	2,256,905	1/28/13	99,050	—
Japanese Yen	UBSW	Sell	183,530,000	2,373,182	1/28/13	103,331	—
Japanese Yen	BZWS	Sell	209,770,000	2,716,876	1/28/13	122,496	—
Japanese Yen	HSBK	Sell	225,900,265	2,919,853	1/28/13	125,978	—
Malaysian Ringgit	HSBK	Buy	1,124,388	360,000	1/28/13	8,724	—

Semiannual Report | 45

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton Global Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	131,720,000	260,306	1/29/13	$ 5,008	$ —
Chilean Peso	JPHQ	Buy	440,000,000	867,422	1/30/13	18,754	—
Chilean Peso	DBAB	Buy	263,440,000	515,791	1/30/13	14,787	—
Euro	BZWS	Sell	2,470,000	3,256,633	1/30/13	—	(41,596)
Swedish Krona	UBSW	Buy	25,173,000	2,793,400 EUR	1/30/13	29,396	—
Swedish Krona	DBAB	Buy	9,800,000	1,086,354 EUR	1/30/13	12,957	—
Chilean Peso	JPHQ	Buy	638,000,000	1,257,762	1/31/13	27,073	—
Chilean Peso	DBAB	Buy	245,840,000	480,626	1/31/13	14,459	—
Chilean Peso	MSCO	Buy	134,365,000	268,194	1/31/13	2,397	—
Euro	DBAB	Sell	1,821,000	2,392,612	1/31/13	—	(39,020)
Chilean Peso	MSCO	Buy	99,995,800	197,914	2/01/13	3,444	—
Euro	UBSW	Sell	2,559,000	3,356,384	2/01/13	—	(60,751)
Chilean Peso	DBAB	Buy	372,800,000	740,417	2/04/13	10,065	—
Chilean Peso	MSCO	Buy	226,130,000	448,648	2/04/13	6,573	—
Malaysian Ringgit	DBAB	Buy	4,886,300	1,585,020	2/04/13	16,993	—
Chilean Peso	DBAB	Buy	180,800,000	358,730	2/05/13	5,203	—
Chilean Peso	DBAB	Buy	126,910,000	251,048	2/06/13	4,386	—
Indian Rupee	HSBK	Buy	66,000,000	1,275,145	2/06/13	—	(8,220)
Indian Rupee	JPHQ	Buy	22,900,000	441,839	2/06/13	—	(2,255)
British Pound	DBAB	Sell	275,830	433,329	2/07/13	—	(4,205)
Chilean Peso	DBAB	Buy	259,200,000	512,739	2/07/13	8,909	—
Indian Rupee	HSBK	Buy	28,500,000	553,248	2/07/13	—	(6,236)
Singapore Dollar	DBAB	Buy	5,045,000	4,063,633	2/07/13	—	(18,921)
Singapore Dollar	HSBK	Buy	5,044,000	4,061,192	2/07/13	—	(17,282)
Chilean Peso	JPHQ	Buy	172,600,000	342,528	2/08/13	4,802	—
Indian Rupee	HSBK	Buy	47,340,000	929,895	2/08/13	—	(21,395)
Singapore Dollar	DBAB	Buy	10,048,000	8,085,490	2/08/13	—	(29,636)
Chilean Peso	MSCO	Buy	111,050,000	224,798	2/11/13	—	(1,390)
Chilean Peso	DBAB	Buy	100,600,000	202,618	2/11/13	—	(233)
Chilean Peso	BZWS	Buy	531,700,000	1,057,688	2/11/13	11,974	—
Euro	DBAB	Sell	333,000	441,025	2/11/13	—	(3,684)
Euro	BZWS	Sell	344,000	456,488	2/11/13	—	(2,911)
Mexican Peso	MSCO	Buy	68,600,000	5,220,899	2/11/13	—	(40,294)
Japanese Yen	HSBK	Sell	85,634,000	1,119,399	2/12/13	59,933	—
Japanese Yen	MSCO	Sell	233,392,000	3,049,819	2/12/13	162,288	—
Chilean Peso	MSCO	Buy	298,320,000	604,498	2/13/13	—	(4,457)
Chilean Peso	BZWS	Buy	169,400,000	341,739	2/13/13	—	(1,007)
Euro	UBSW	Sell	1,757,000	2,338,093	2/13/13	—	(8,358)
Singapore Dollar	BZWS	Buy	1,443,266	1,163,268	2/13/13	—	(6,073)
Euro	DBAB	Sell	344,000	454,493	2/14/13	—	(4,919)
Singapore Dollar	HSBK	Buy	8,971,900	7,229,573	2/14/13	—	(35,910)
Chilean Peso	DBAB	Buy	99,300,000	199,590	2/15/13	105	—
Japanese Yen	DBAB	Sell	25,457,570	329,650	2/15/13	14,667	—
Japanese Yen	JPHQ	Sell	47,370,000	613,838	2/15/13	27,735	—

46 | Semiannual Report

Semiannual Report | 47

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) (continued)

Templeton Global Total Return Fund

At February 29, 2012, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Templeton Income Trust

Financial Statements (continued)

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Global Total Return Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

Semiannual Report | 53

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

54 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess

Semiannual Report | 55

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At February 29, 2012, the Fund holds $19,989,966 in United Kingdom Treasury Notes and United States Treasury Bills and Notes, and $690,000 in unrestricted cash as collateral for derivatives.

See Note 10 regarding other derivative information.

e. Restricted Cash

At February 29, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

56 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 29, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected

Semiannual Report | 57

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions (continued)

term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

58 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Semiannual Report | 59

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

For the period ended February 29, 2012, the Fund paid transfer agent fees of $985,017, of which $445,824 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.84% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2012, there were no credits earned.

5. INCOME TAXES

At February 29, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2012, aggregated $772,586,549 and $326,122,267, respectively.

Semiannual Report | 61

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At February 29, 2012, the Fund had 39.09% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February 29, 2012, the aggregate value of these securities was $3,606,000, representing 0.10% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

62 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

10. OTHER DERIVATIVE INFORMATION

At February 29, 2012, the Fund has invested in derivative contracts which are reflected on the
Statement of Assets and Liabilities as follows:

For the period ended February 29, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended February 29, 2012, the average month end market value of derivatives represented 4.52% of average month end net assets. The average month end number of open derivative contracts for the period was 712.

See Note 1(d) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on
January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusu-
ally large redemption requests.

Semiannual Report | 63

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

11. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 29, 2012, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associ-
ated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

64 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

12. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s assets and liabilities carried at fair value:

13. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards
Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The
amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted
Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 65

66 | Semiannual Report

Templeton Income Trust

Shareholder Information

Templeton Global Total Return Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 67

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FEBRUARY 29, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery at **franklintempleton.com/edelivery**

FIXED INCOME

Templeton International Bond Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton International Bond Fund

Your Fund’s Goal and Main Investments: Templeton International Bond Fund seeks current income with capital appreciation and growth of income. The Fund invests predominantly in non-

U.S. securities and, under normal market conditions, invests at least 80% of its net assets in “bonds.”

Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

This semiannual report for Templeton International Bond Fund covers the period ended February 29, 2012.

Performance Overview

For the six months under review, Templeton International Bond Fund – Class A had a +0.08% cumulative total return. In comparison, the Citigroup Non-USD
World Government Bond Index (WGBI), had cumulative total returns of
+2.82% in local currency terms and -2.93% in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance
Summary beginning on page 8.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Economic and Market Overview

The global economic recovery strengthened during the period under review.
Emerging markets continued to lead the recovery as several emerging economies returned to or exceeded their respective pre-crisis activity levels.
Positive economic reports, including real gross domestic product (GDP)
growth in 2011 of 1.7% in the U.S. and 9.2% in China helped dampen fears of severe global economic slowdown.2 Geographically, non-Japan Asia had the most encouraging results, and in the fourth quarter of 2011, real GDP grew at year-over-year rates of 8.9% in China, 5.2% in Malaysia and 3.4%
in South Korea.3 Although some developed economies, such as those of
Australia and some Scandinavian nations, enjoyed relatively strong recover-
ies, growth in the G-3 (U.S., eurozone and Japan) was slow by the standards of previous recoveries.

Globally, central bankers pursued divergent policies. Interest rates remained at historically low levels in the U.S. and Japan, while the European Central
Bank (ECB) implemented a 50 basis point (bps; 100 bps equal one percent-
age point) rate reduction. In non-Japan Asia, policymakers reduced interest rates 50 bps in Australia, 50 bps in the Philippines and 100 bps in Indonesia.
In contrast, policymakers in India and Sri Lanka increased rates 50 bps, while the State Bank of Vietnam increased rates 100 bps. In addition to rate adjustments, central bankers employed a variety of tools. The ECB’s Long-
Term Refinancing Operation helped reduce fears of a disorderly sovereign credit event and its potential fallout. The U.S. Federal Reserve Board increased the average maturity of its Treasury holdings in an effort to put downward pressure on longer term rates, while the Bank of England and
Bank of Japan expanded their respective asset purchase programs. Similarly,
Chinese officials signaled a desire to pursue “fine tuning,” which included two 50 bps reductions in the reserve requirement ratio. Despite these posi-
tive developments, fears of sovereign debt default in Europe, the possibility of another recession in the U.S., and a potential “hard landing” in China dominated financial market headlines. As investor fears waxed and waned, risk appetite and aversion, and correspondingly, investor demand for risk assets and perceived safe-haven assets, also alternated.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seek-
ing opportunities, we monitor various factors including changes in interest

2. Source: Bureau of Economic Analysis (U.S.); National Bureau of Statistics (China).
3. Source: National Bureau of Statistics (China); Department of Statistics (Malaysia); Bank of Korea (South Korea).

4 | Semiannual Report

rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt mar-
kets. During the period under review, interest rate strategies and sovereign credit exposures contributed to absolute performance, while currency posi-
tions detracted.

Interest Rate Strategy

During the reporting period, we maintained the portfolio’s defensive duration positioning as policymakers in the G-3, the U.K. and Switzerland continued
to pursue historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying signif-
icant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in those government bond markets. Our underweighted duration positioning in Japan and Europe detracted from relative performance. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were relatively high. As central banks in some countries lowered their policy rates over the period, yields on some longer term local currency-denominated bonds fell, and the corresponding increase in the market value of our hold-
ings of these bonds contributed to relative performance.

Currency Strategy

The Fund’s diversified currency exposure added to relative performance dur-
ing the period. As part of its investment strategy, the Fund used currency forward contracts to limit or add exposure to various currencies. Despite rel-
atively slow growth in the U.S., the U.S. dollar was broadly stronger, and gained 4.78% over the period versus its major trading partners.4 Dollar strength was particularly pronounced early in the period as elevated market risk aversion contributed to the depreciation of several Latin American cur-
rencies against the U.S. dollar. Although risk aversion subsided later in the period, several Latin American currencies failed to regain their strength, leading our currency exposures in the region to hurt performance overall.
Over the period, the Brazilian real depreciated 7.50%, the Chilean peso fell
3.87%, and the Mexican peso declined 3.43% against the U.S. dollar.5

4. Source: Federal Reserve H10 Report.
5. Source: IDC/Exshare.

Semiannual Report | 5

In Asia, our large net-negative exposure to the Japanese yen against the U.S.
dollar, achieved via currency forward contracts, benefited performance as the yen depreciated 5.52% against the U.S. dollar during the period.5 Nonetheless, currency positions in non-Japan Asia offset the effects of yen depreciation, and our exposures to Asian currencies hurt absolute performance overall.
Although the Reserve Bank of Australia instituted two 25 bps rate cuts, strong Chinese demand for Australian exports and domestic strength con-
tributed to the Australian dollar’s resiliency. Central banks in South Korea and Malaysia held policy rates steady, while central banks in the Philippines and Indonesia reduced rates because of concerns about the potential effect of a deterioration in the global outlook and its impact on domestic activity. The
South Korean won, Malaysian ringgit, Philippine peso and Indonesian rupiah each depreciated against the U.S. dollar.

ECB rate cuts contributed to the euro’s 7.09% depreciation against the
U.S. dollar over the period, and our net negative position in this currency, through the use of forward currency contracts, contributed significantly to performance relative to the benchmark.5 However, this effect was partially offset by positioning in peripheral European currencies, which depreciated against the U.S. dollar.5

Global Sovereign Debt Strategy

The Fund purchased investment grade and sub-investment grade hard currency-
denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European bench-
mark bonds. Early in the period, heightened risk aversion led spreads to widen between high yielding sovereign credits and their underlying “risk-free assets,” such as U.S. Treasuries, but these spreads narrowed toward the end of the period. As financial markets began reflecting the underlying strength of emerging economies, governments of some countries traditionally consid-
ered emerging markets could borrow more cheaply than some eurozone members and, in several cases, U.S. states. U.S. dollar-denominated emerging market debt posted a +5.51% total return during the period, as measured by the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global.1
Sovereign interest rate credit spreads narrowed 3 bps during the period.6
Regionally, Latin American sovereign debt posted a +9.24% total return,
Asian debt a +4.52% total return, and central and eastern European debt a
+1.61% total return, as measured by subindexes of the JPM EMBI Global.6

6. Source: J.P. Morgan.

6 | Semiannual Report

Thank you for your continued participation in Templeton International
Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 2/29/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed
0.74% (other than certain nonroutine expenses) until 12/31/12.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctu-
ations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Changes in interest rates will affect the value of the
Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. The Fund’s use of foreign currency techniques involves special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

12 | Semiannual Report

aFor the period December 3, 2007 (commencement of operations) to August 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period December 3, 2007 (commencement of operations) to August 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period December 3, 2007 (commencement of operations) to August 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aFor the period December 3, 2007 (commencement of operations) to August 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited)

Semiannual Report | 17

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Indonesia 2.4%			
Government of Indonesia,			
FR31, 11.00%, 11/15/20	15,418,000,000	IDR	$ 2,345,391
FR34, 12.80%, 6/15/21	8,451,000,000	IDR	1,419,843
FR35, 12.90%, 6/15/22	1,670,000,000	IDR	287,203
FR40, 11.00%, 9/15/25	1,060,000,000	IDR	170,511
FR42, 10.25%, 7/15/27	5,447,000,000	IDR	846,942
FR43, 10.25%, 7/15/22	95,000,000	IDR	14,090
FR44, 10.00%, 9/15/24	63,000,000	IDR	9,438
FR46, 9.50%, 7/15/23	2,590,000,000	IDR	371,529
FR47, 10.00%, 2/15/28	4,502,000,000	IDR	677,546
FR49, 9.00%, 9/15/13	340,000,000	IDR	40,283
FR52, 10.50%, 8/15/30	7,100,000,000	IDR	1,114,153
[e]senior note, 144A, 11.625%, 3/04/19	210,000		316,521
			7,613,450
Ireland 3.9%			
Government of Ireland,			
4.60%, 4/18/16	905,000	EUR	1,187,612
5.90%, 10/18/19	1,331,000	EUR	1,690,003
4.50%, 4/18/20	1,276,000	EUR	1,463,493
5.00%, 10/18/20	2,451,000	EUR	2,889,015
senior bond, 4.50%, 10/18/18	929,000	EUR	1,128,217
senior bond, 4.40%, 6/18/19	1,497,000	EUR	1,780,650
senior bond, 5.40%, 3/13/25	1,843,000	EUR	2,150,080
			12,289,070
Israel 1.3%			
Government of Israel,			
5.00%, 3/31/13	7,561,000	ILS	2,051,280
3.50%, 9/30/13	7,632,000	ILS	2,045,168
			4,096,448
Lithuania 0.7%			
Government of Lithuania,			
[e]144A, 6.75%, 1/15/15	870,000		936,285
[e]144A, 7.375%, 2/11/20	640,000		725,162
[e]144A, 6.125%, 3/09/21	270,000		281,682
[f]Reg S, 7.375%, 2/11/20	190,000		215,282
			2,158,411
Malaysia 8.9%			
Government of Malaysia, senior bond,			
3.718%, 6/15/12	20,179,000	MYR	6,751,649
2.509%, 8/27/12	11,475,000	MYR	3,823,491
3.702%, 2/25/13	34,768,000	MYR	11,701,095
[g]3.70%, 5/15/13	2,220,000	MYR	748,341
3.21%, 5/31/13	8,985,000	MYR	3,011,812

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Malaysia (continued)			
Government of Malaysia, senior bond, (continued)			
3.461%, 7/31/13	2,440,000	MYR	$ 821,089
g5.094%, 4/30/14	2,680,000	MYR	934,986
3.814%, 2/15/17	55,000	MYR	18,836
			27,811,299
Mexico 4.4%			
Government of Mexico,			
M, 9.00%, 6/20/13	362,000 h	MXN	2,971,107
M, 7.00%, 6/19/14	34,500 h	MXN	281,198
M, 8.00%, 12/17/15	25,000 h	MXN	213,573
M, 7.25%, 12/15/16	250,000 h	MXN	2,107,571
MI, 9.00%, 12/20/12	15,800 h	MXN	127,274
MI, 8.00%, 12/19/13	941,120 h	MXN	7,732,390
MI, 9.50%, 12/18/14	31,100 h	MXN	270,927
			13,704,040
Philippines 2.1%			
Government of the Philippines,			
senior bond, 5.25%, 1/07/13	8,270,000	PHP	196,912
senior bond, 8.75%, 3/03/13	140,940,000	PHP	3,456,374
senior bond, 7.00%, 1/27/16	14,440,000	PHP	366,448
senior bond, 9.125%, 9/04/16	9,010,000	PHP	245,005
senior bond, R3-7, 5.25%, 9/24/12	12,670,000	PHP	300,045
senior note, 6.25%, 1/27/14	84,280,000	PHP	2,065,132
			6,629,916
Poland 9.1%			
Government of Poland,			
4.75%, 4/25/12	10,864,000	PLN	3,508,222
5.25%, 4/25/13	21,010,000	PLN	6,836,566
5.00%, 10/24/13	9,450,000	PLN	3,070,491
5.75%, 4/25/14	690,000	PLN	227,507
6.25%, 10/24/15	305,000	PLN	103,169
5.75%, 9/23/22	1,500,000	PLN	494,376
senior note, 6.375%, 7/15/19	440,000		516,610
Strip, 7/25/12	8,130,000	PLN	2,579,930
Strip, 10/25/12	4,107,000	PLN	1,288,877
Strip, 1/25/13	23,076,000	PLN	7,160,811
Strip, 7/25/13	7,048,000	PLN	2,140,630
Strip, 1/25/14	2,010,000	PLN	595,104
			28,522,293
Russia 0.8%			
Government of Russia,			
e144A, 7.50%, 3/31/30	531,060		633,196
fsenior bond, Reg S, 7.50%, 3/31/30	1,636,600		1,951,359
			2,584,555

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Singapore 1.9%			
Government of Singapore, senior bond,			
2.50%, 10/01/12	1,470,000	SGD	$ 1,190,531
1.625%, 4/01/13	5,900,000	SGD	4,789,746
			5,980,277
South Africa 0.5%			
Government of South Africa,			
5.25%, 5/16/13	50,000	EUR	69,412
4.50%, 4/05/16	100,000	EUR	141,346
6.875%, 5/27/19	455,000		555,100
5.50%, 3/09/20	560,000		637,664
senior note, 5.875%, 5/30/22	200,000		234,788
			1,638,310
South Korea 13.8%			
Korea Treasury Bond,			
4.75%, 3/10/12	340,000,000	KRW	303,848
5.25%, 9/10/12	816,000,000	KRW	735,927
5.25%, 3/10/13	10,767,750,000	KRW	9,793,321
5.75%, 9/10/13	220,000,000	KRW	203,136
5.00%, 9/10/16	16,000,000	KRW	15,123
senior bond, 4.00%, 6/10/12	9,189,170,000	KRW	8,222,172
senior bond, 4.25%, 12/10/12	3,937,000,000	KRW	3,538,699
senior bond, 3.75%, 6/10/13	7,357,500,000	KRW	6,597,162
senior bond, 3.00%, 12/10/13	15,860,780,000	KRW	14,067,758
			43,477,146
Sri Lanka 0.3%			
Government of Sri Lanka,			
A, 6.90%, 8/01/12	300,000	LKR	2,432
A, 8.50%, 1/15/13	13,400,000	LKR	108,588
A, 13.50%, 2/01/13	13,100,000	LKR	110,500
A, 7.50%, 8/01/13	8,590,000	LKR	67,861
A, 7.00%, 3/01/14	1,440,000	LKR	10,962
A, 11.25%, 7/15/14	34,600,000	LKR	284,868
A, 11.75%, 3/15/15	200,000	LKR	1,652
A, 6.50%, 7/15/15	4,850,000	LKR	34,329
A, 11.00%, 8/01/15	26,300,000	LKR	212,409
A, 6.40%, 8/01/16	3,800,000	LKR	25,652
B, 6.60%, 6/01/14	1,100,000	LKR	8,233
B, 6.40%, 10/01/16	2,200,000	LKR	14,895
			882,381
Supranational 0.2%			
European Investment Bank, senior note, 5.375%, 7/16/12	3,900,000	NOK	705,252

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
Sweden 8.0%			
Government of Sweden,			
5.50%, 10/08/12	78,615,000	SEK	$ 12,176,400
1.50%, 8/30/13	82,155,000	SEK	12,539,147
Kommuninvest I Sverige AB, senior note, 1.75%, 10/08/12	3,190,000	SEK	481,827
			25,197,374
Ukraine 0.5%			
[e] Financing of Infrastructure Projects State Enterprise, 144A, 7.40%, 4/20/18	200,000		167,625
[e] Government of Ukraine,			
144A, 7.65%, 6/11/13	100,000		99,512
144A, 6.25%, 6/17/16	200,000		182,500
144A, 7.75%, 9/23/20	100,000		90,125
senior note, 144A, 4.95%, 10/13/15	100,000	EUR	118,223
senior note, 144A, 7.95%, 2/23/21	1,160,000		1,055,600
			1,713,585
United Kingdom 3.0%			
United Kingdom Treasury Bond, 5.00%, 3/07/12	1,680,000	GBP	2,674,432
United Kingdom Treasury Note, 5.25%, 6/07/12	4,105,000	GBP	6,615,706
			9,290,138
Venezuela 0.1%			
Government of Venezuela, 10.75%, 9/19/13	305,000		318,451
Vietnam 0.2%			
[e] Government of Vietnam, 144A, 6.75%, 1/29/20	535,000		584,822
Total Foreign Government and Agency Securities (Cost $233,965,455)			239,427,546
Short Term Investments 19.2%			
Foreign Government and Agency Securities 8.1%			
Hungary 0.1%			
[i] Hungary Treasury Bill, 8/22/12	44,400,000	HUF	197,693
Indonesia 0.2%			
[i] Indonesia Treasury Bill, 9/14/12	6,898,000,000	IDR	747,769
Israel 1.0%			
Government of Israel, 4.00%, 3/30/12	930,000	ILS	246,146
[i] Israel Treasury Bills, 4/04/12 - 5/02/12	11,070,000	ILS	2,916,513
			3,162,659
Malaysia 3.0%			
[g,i] Bank of Negara Monetary Note, 3/01/12 - 2/26/13	28,522,000	MYR	9,353,716
[i] Malaysia Treasury Bills, 3/23/12 - 7/27/12	80,000	MYR	26,605
			9,380,321

Semiannual Report | 21

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation. See Note 1(g).
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29,
2012, the aggregate value of these securities was $5,191,253, representing 1.65% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29, 2012, the aggregate value of these securities was
$2,166,641, representing 0.69% of net assets.
gA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
hPrincipal amount is stated in 100 Mexican Peso Units.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jThe security is traded on a discount basis with no stated coupon rate.
kNon-income producing.
lSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) (continued)

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Singapore Dollar	DBAB	Buy	612,000	477,416	3/21/12	$ 11,720	$ —
Singapore Dollar	HSBK	Buy	489,000	381,897	3/21/12	8,932	—
Euro	DBAB	Sell	122,000	170,954	3/22/12	8,423	—
Japanese Yen	UBSW	Sell	13,651,450	169,010	3/23/12	1,011	—
British Pound	CITI	Buy	210,736	330,257	3/26/12	4,941	—
Euro	DBAB	Sell	202,000	282,721	3/26/12	13,609	—
Indonesian Rupiah	DBAB	Buy	2,614,000,000	272,326	3/26/12	16,697	—
Indonesian Rupiah	JPHQ	Buy	1,307,000,000	136,146	3/26/12	8,366	—
Malaysian Ringgit	HSBK	Buy	144,000	45,336	3/26/12	2,642	—
Malaysian Ringgit	DBAB	Buy	302,000	95,121	3/26/12	5,500	—
Singapore Dollar	MSCO	Buy	1,735,100	1,351,735	3/26/12	35,033	—
Singapore Dollar	CSFB	Buy	1,736,000	1,351,499	3/26/12	35,989	—
British Pound	BZWS	Buy	531,883	833,461	3/27/12	12,549	—
British Pound	JPHQ	Buy	127,753	200,700	3/27/12	2,503	—
British Pound	DBAB	Buy	485,548	763,136	3/27/12	9,174	—
British Pound	MSCO	Buy	335,538	530,892	3/28/12	2,809	—
British Pound	MSCO	Buy	27,588	43,955	3/29/12	—	(74)
British Pound	DBAB	Buy	27,592	43,956	3/29/12	—	(69)
British Pound	BZWS	Buy	55,344	87,911	3/30/12	117	—
British Pound	FBCO	Buy	33,189	52,747	4/02/12	41	—
Euro	DBAB	Sell	287,000	403,163	4/04/12	20,795	—
Euro	DBAB	Sell	193,000	270,131	4/05/12	12,997	—
Euro	DBAB	Sell	330,000	464,772	4/10/12	25,103	—
Euro	HSBK	Sell	396,000	556,388	4/10/12	28,785	—
Euro	UBSW	Sell	198,000	278,022	4/10/12	14,220	—
Indian Rupee	DBAB	Buy	2,207,000	47,108	4/11/12	—	(2,666)
Euro	UBSW	Sell	450,000	641,509	4/12/12	41,954	—
Indian Rupee	DBAB	Buy	4,732,000	101,371	4/13/12	—	(6,130)
Chilean Peso	MSCO	Buy	183,130,000	372,026	4/16/12	7,500	—
Euro	DBAB	Buy	1,910,000	2,498,051	4/16/12	46,774	—
Euro	HSBK	Sell	281,000	402,695	4/16/12	28,300	—
Euro	DBAB	Sell	2,080,000	2,968,368	4/16/12	197,041	—
Indian Rupee	JPHQ	Buy	3,179,000	67,927	4/16/12	—	(3,989)
Indian Rupee	JPHQ	Buy	3,120,000	66,270	4/18/12	—	(3,548)
Indian Rupee	JPHQ	Buy	1,559,000	33,086	4/19/12	—	(1,752)
Indian Rupee	DBAB	Buy	1,094,000	23,163	4/19/12	—	(1,176)
Chilean Peso	MSCO	Buy	164,090,000	331,495	4/20/12	8,415	—
Japanese Yen	UBSW	Sell	20,800,000	253,242	4/20/12	—	(2,794)
Japanese Yen	CITI	Sell	20,800,000	253,390	4/20/12	—	(2,646)
Euro	DBAB	Sell	623,000	880,829	4/23/12	50,735	—
Indian Rupee	DBAB	Buy	2,216,000	47,059	4/26/12	—	(2,594)
Chilean Peso	JPHQ	Buy	103,971,000	210,852	4/27/12	4,348	—
Euro	UBSW	Sell	57,000	82,073	4/27/12	6,124	—
Indian Rupee	JPHQ	Buy	1,885,000	39,979	4/27/12	—	(2,165)
Chilean Peso	CITI	Buy	167,590,000	344,481	4/30/12	2,276	—
Indian Rupee	JPHQ	Buy	1,570,000	33,333	4/30/12	—	(1,860)

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	616,000	900,962	5/07/12	$ 80,129	$ —
Euro	MSCO	Sell	379,000	557,503	5/07/12	52,478	—
Euro	FBCO	Sell	521,000	763,786	5/07/12	69,543	—
Euro	BZWS	Sell	379,000	557,157	5/07/12	52,131	—
Euro	DBAB	Sell	379,000	546,802	5/09/12	41,770	—
Euro	UBSW	Sell	190,000	272,536	5/09/12	19,354	—
Japanese Yen	CITI	Sell	85,413,000	1,062,708	5/10/12	11,107	—
Chilean Peso	MSCO	Buy	18,800,000	38,721	5/11/12	128	—
Japanese Yen	UBSW	Sell	85,371,000	1,061,960	5/11/12	10,865	—
Japanese Yen	DBAB	Sell	57,105,000	710,323	5/11/12	7,241	—
Euro	DBAB	Sell	1,792,000	2,513,818	5/16/12	125,802	—
Euro	DBAB	Sell	405,000	567,385	5/18/12	27,676	—
Euro	UBSW	Sell	405,000	565,704	5/21/12	25,984	—
Euro	DBAB	Sell	590,000	824,333	5/21/12	38,074	—
Euro	DBAB	Sell	21,877	29,269	5/25/12	115	—
Euro	DBAB	Sell	5,320,000	7,401,450	5/29/12	311,433	—
Indian Rupee	DBAB	Buy	89,964,000	1,890,000	5/29/12	—	(97,621)
Indian Rupee	DBAB	Buy	3,003,000	62,930	6/01/12	—	(3,130)
Swedish Krona	BZWS	Buy	446,080	47,904 EUR	6/01/12	3,301	—
Euro	MSCO	Sell	2,850,000	4,066,950	6/04/12	268,570	—
Indian Rupee	HSBK	Buy	3,471,000	73,523	6/04/12	—	(4,439)
British Pound	CITI	Buy	142,871	227,866	6/06/12	—	(168)
British Pound	BZWS	Buy	17,728	28,248	6/06/12	6	—
Euro	DBAB	Sell	102,650	146,901	6/06/12	10,091	—
Euro	DBAB	Sell	265,800	382,792	6/07/12	28,536	—
Euro	UBSW	Sell	138,200	198,372	6/07/12	14,180	—
Indian Rupee	DBAB	Buy	2,212,000	46,647	6/07/12	—	(2,644)
Indian Rupee	HSBK	Buy	590,000	12,529	6/08/12	—	(794)
Euro	DBAB	Sell	798,000	1,151,142	6/11/12	87,545	—
Indian Rupee	DBAB	Buy	599,000	12,715	6/11/12	—	(807)
Swedish Krona	MSCO	Buy	6,339,300	695,489 EUR	6/11/12	26,901	—
Swedish Krona	DBAB	Buy	4,700,000	515,708 EUR	6/11/12	19,854	—
Euro	DBAB	Sell	319,000	457,669	6/13/12	32,491	—
Indian Rupee	HSBK	Buy	1,490,000	31,635	6/13/12	—	(2,024)
Swedish Krona	BZWS	Buy	2,847,000	311,309 EUR	6/13/12	13,430	—
Swedish Krona	MSCO	Buy	3,269,900	358,027 EUR	6/13/12	14,791	—
Euro	DBAB	Sell	67,000	95,734	6/14/12	6,432	—
Swedish Krona	MSCO	Buy	2,569,200	280,196 EUR	6/14/12	13,084	—
Japanese Yen	CITI	Sell	9,278,000	119,874	6/15/12	5,593	—
Indian Rupee	DBAB	Buy	1,499,000	31,752	6/18/12	—	(1,988)
Indian Rupee	DBAB	Buy	1,365,000	28,804	6/20/12	—	(1,709)
Indian Rupee	JPHQ	Buy	1,388,000	29,314	6/22/12	—	(1,772)
Indian Rupee	DBAB	Buy	2,100,000	44,567	6/25/12	—	(2,919)
Swedish Krona	CITI	Buy	4,902,115	531,182 EUR	6/25/12	29,222	—
Indian Rupee	HSBK	Buy	1,410,000	29,879	6/27/12	—	(1,925)
South Korean Won	DBAB	Buy	1,307,000,000	1,118,911	6/27/12	39,871	—

Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BOFA	Sell	25,656,000	330,970	6/29/12	$ 14,893	$ —
Japanese Yen	BZWS	Sell	37,381,000	482,709	6/29/12	22,182	—
Swedish Krona	UBSW	Buy	1,661,000	178,621 EUR	6/29/12	11,674	—
Chilean Peso	DBAB	Buy	226,696,000	461,703	7/03/12	4,122	—
Indian Rupee	DBAB	Buy	21,061,400	449,934	7/06/12	—	(33,004)
Norwegian Krone	DBAB	Buy	19,050,000	2,453,632 EUR	7/06/12	117,232	—
Indian Rupee	DBAB	Buy	1,394,000	29,916	7/11/12	—	(2,344)
Indian Rupee	JPHQ	Buy	2,242,000	48,323	7/12/12	—	(3,985)
Indian Rupee	DBAB	Buy	704,000	15,111	7/12/12	—	(1,189)
Euro	DBAB	Sell	212,000	297,020	7/16/12	14,393	—
Euro	UBSW	Sell	330,000	462,281	7/16/12	22,342	—
Euro	MSCO	Sell	290,000	404,586	7/16/12	17,973	—
Euro	UBSW	Sell	330,000	462,743	7/18/12	22,798	—
Euro	DBAB	Sell	332,000	465,693	7/18/12	23,082	—
Euro	MSCO	Sell	66,000	92,400	7/18/12	4,411	—
Philippine Peso	DBAB	Buy	90,804,000	2,100,000	7/18/12	3,080	—
Euro	BZWS	Sell	249,000	348,874	7/19/12	16,913	—
Euro	DBAB	Sell	1,480,000	2,068,137	7/19/12	95,037	—
Euro	MSCO	Sell	388,000	540,697	7/20/12	23,422	—
Euro	DBAB	Sell	183,000	255,258	7/20/12	11,285	—
Euro	DBAB	Sell	344,770	484,582	7/23/12	24,931	—
Euro	DBAB	Sell	69,825	99,337	7/25/12	6,244	—
Euro	DBAB	Sell	29,935	42,609	7/27/12	2,699	—
Euro	BZWS	Sell	119,968	170,835	7/31/12	10,883	—
Euro	BZWS	Sell	48,730	69,060	8/01/12	4,089	—
Euro	BZWS	Sell	48,862	69,663	8/02/12	4,515	—
Euro	DBAB	Sell	743,700	1,051,442	8/06/12	59,837	—
Euro	BZWS	Sell	244,026	346,663	8/06/12	21,294	—
Japanese Yen	MSCO	Sell	16,900,000	221,052	8/06/12	12,739	—
Euro	CITI	Sell	107,290	150,630	8/08/12	7,574	—
Euro	DBAB	Sell	680,100	957,071	8/08/12	50,254	—
Australian Dollar	DBAB	Buy	124,000	10,079,960 JPY	8/09/12	6,286	—
Australian Dollar	CITI	Buy	124,000	10,070,474 JPY	8/09/12	6,403	—
Australian Dollar	BZWS	Buy	124,000	10,065,080 JPY	8/09/12	6,469	—
Euro	CITI	Sell	30,529	42,956	8/09/12	2,249	—
Euro	DBAB	Sell	513,000	726,380	8/09/12	42,362	—
Euro	DBAB	Sell	191,000	269,938	8/10/12	15,263	—
Euro	DBAB	Sell	364,000	515,541	8/13/12	30,182	—
Singapore Dollar	HSBK	Buy	455,000	360,040	8/17/12	3,989	—
Singapore Dollar	BZWS	Buy	303,000	240,667	8/17/12	1,752	—
Euro	MSCO	Sell	434,000	622,725	8/20/12	44,000	—
Euro	CSFB	Sell	868,000	1,246,622	8/20/12	89,171	—
Euro	BZWS	Sell	2,171,000	3,119,404	8/20/12	224,445	—
Euro	DBAB	Sell	868,000	1,244,686	8/20/12	87,236	—
Japanese Yen	HSBK	Sell	34,880,000	457,649	8/20/12	27,628	—
Japanese Yen	DBAB	Sell	9,240,000	120,941	8/20/12	7,025	—

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	UBSW	Sell	15,167,000	198,833	8/20/12	$ 11,846	$ —
Japanese Yen	JPHQ	Sell	7,537,000	98,594	8/20/12	5,673	—
Euro	UBSW	Sell	340,000	484,211	8/22/12	30,826	—
Japanese Yen	BZWS	Sell	7,521,000	98,792	8/22/12	6,066	—
Japanese Yen	DBAB	Sell	7,530,000	98,898	8/22/12	6,061	—
Japanese Yen	MSCO	Sell	6,000,000	78,808	8/22/12	4,835	—
Mexican Peso	HSBK	Buy	8,229,279	644,521	8/22/12	—	(13,577)
Polish Zloty	DBAB	Buy	2,650,043	623,075 EUR	8/22/12	9,013	—
Euro	BZWS	Sell	88,743	127,612	8/23/12	9,274	—
Japanese Yen	DBAB	Sell	7,432,000	98,000	8/23/12	6,371	—
Japanese Yen	CSFB	Sell	14,916,000	196,031	8/23/12	12,130	—
Japanese Yen	CITI	Sell	15,026,000	197,815	8/23/12	12,558	—
Singapore Dollar	DBAB	Buy	299,000	238,370	8/23/12	863	—
Euro	BZWS	Sell	148,777	213,435	8/24/12	15,041	—
Indian Rupee	HSBK	Buy	36,224,250	767,491	8/24/12	—	(56,263)
Japanese Yen	JPHQ	Sell	14,994,000	196,552	8/24/12	11,688	—
Singapore Dollar	DBAB	Buy	301,000	239,345	8/24/12	1,491	—
Euro	UBSW	Sell	125,681	180,807	8/27/12	13,208	—
Euro	BZWS	Sell	284,741	409,811	8/27/12	30,099	—
Indian Rupee	JPHQ	Buy	3,908,000	83,220	8/27/12	—	(6,528)
Indian Rupee	HSBK	Buy	3,936,000	83,497	8/27/12	—	(6,256)
Japanese Yen	UBSW	Sell	23,295,000	306,382	8/27/12	19,160	—
Japanese Yen	DBAB	Sell	17,053,000	224,405	8/27/12	14,146	—
Japanese Yen	BZWS	Sell	23,333,000	305,946	8/27/12	18,256	—
Japanese Yen	JPHQ	Sell	22,517,000	296,082	8/27/12	18,452	—
Japanese Yen	HSBK	Sell	27,402,000	359,488	8/27/12	21,628	—
Mexican Peso	MSCO	Buy	8,240,820	644,186	8/27/12	—	(12,636)
Mexican Peso	HSBK	Buy	8,254,764	644,186	8/27/12	—	(11,567)
Singapore Dollar	DBAB	Buy	374,000	298,162	8/27/12	1,091	—
Swedish Krona	DBAB	Buy	11,117,000	1,204,821 EUR	8/27/12	61,696	—
Euro	JPHQ	Sell	55,232	79,415	8/29/12	5,760	—
Euro	DBAB	Sell	89,623	128,304	8/29/12	8,787	—
Mexican Peso	HSBK	Buy	7,191,663	561,171	8/29/12	—	(10,121)
Mexican Peso	MSCO	Buy	4,153,100	322,096	8/29/12	—	(3,871)
Swedish Krona	UBSW	Buy	1,881,000	204,301 EUR	8/29/12	9,823	—
Japanese Yen	BZWS	Sell	17,800,000	233,596	8/30/12	14,114	—
Japanese Yen	JPHQ	Sell	16,700,000	219,146	8/30/12	13,228	—
Mexican Peso	HSBK	Buy	9,133,350	709,073	8/30/12	—	(9,306)
Swedish Krona	UBSW	Buy	1,879,000	203,962 EUR	8/30/12	9,964	—
Euro	DBAB	Sell	4,453	6,440	8/31/12	502	—
Japanese Yen	JPHQ	Sell	7,449,000	97,621	8/31/12	5,770	—
Singapore Dollar	DBAB	Buy	187,500	149,188	8/31/12	845	—
Mexican Peso	HSBK	Buy	5,527,700	429,853	9/04/12	—	(6,525)
Euro	DBAB	Sell	48,000	68,103	9/06/12	4,089	—
Polish Zloty	DBAB	Buy	1,727,633	405,072 EUR	9/06/12	6,559	—
Euro	DBAB	Sell	105,000	146,875	9/10/12	6,838	—

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	91,492	128,464	9/10/12	$ 6,443	$ —
Polish Zloty	DBAB	Buy	2,370,000	552,190 EUR	9/10/12	13,372	—
Chilean Peso	JPHQ	Buy	3,923,654,400	8,160,000	9/12/12	—	(153,831)
Euro	BZWS	Sell	89,500	125,121	9/12/12	5,754	—
Polish Zloty	DBAB	Buy	6,080,000	1,409,038 EUR	9/12/12	44,008	—
Swedish Krona	DBAB	Buy	15,950,000	1,764,185 EUR	9/12/12	39,528	—
Euro	DBAB	Sell	418,000	571,954	9/13/12	14,460	—
Swedish Krona	DBAB	Buy	15,950,000	1,774,134 EUR	9/13/12	26,163	—
Euro	DBAB	Sell	340,000	461,319	9/14/12	7,852	—
Euro	BZWS	Sell	255,382	349,318	9/14/12	8,708	—
Euro	UBSW	Sell	237,212	325,146	9/17/12	8,763	—
Indonesian Rupiah	JPHQ	Buy	3,295,000,000	346,842	9/17/12	10,900	—
Japanese Yen	BZWS	Sell	18,748,705	241,903	9/18/12	10,646	—
Euro	BZWS	Sell	60,021	83,201	9/19/12	3,146	—
Indonesian Rupiah	JPHQ	Buy	4,308,000,000	462,480	9/19/12	5,134	—
Indonesian Rupiah	JPHQ	Buy	5,600,000,000	607,046	9/20/12	736	—
Indonesian Rupiah	JPHQ	Buy	7,588,000,000	809,387	9/21/12	14,060	—
Indonesian Rupiah	HSBK	Buy	3,788,000,000	404,701	9/21/12	6,371	—
Euro	DBAB	Sell	822,000	1,123,293	9/24/12	26,881	—
Euro	BZWS	Sell	144,692	196,856	9/24/12	3,861	—
Indonesian Rupiah	JPHQ	Buy	3,875,000,000	404,700	9/24/12	15,663	—
Philippine Peso	DBAB	Buy	4,438,000	99,742	9/24/12	2,653	—
Euro	DBAB	Sell	382,000	516,804	9/26/12	7,271	—
Indian Rupee	DBAB	Buy	7,870,000	155,348	9/26/12	—	(1,562)
Indonesian Rupiah	JPHQ	Buy	1,873,000,000	190,636	9/26/12	12,500	—
Indonesian Rupiah	DBAB	Buy	2,794,000,000	285,904	9/26/12	17,119	—
Malaysian Ringgit	HSBK	Buy	217,000	68,089	9/26/12	3,405	—
Malaysian Ringgit	DBAB	Buy	58,000	18,174	9/26/12	935	—
South Korean Won	HSBK	Buy	1,311,000,000	1,110,114	9/26/12	47,334	—
Indian Rupee	DBAB	Buy	9,760,000	189,614	9/27/12	1,077	—
Euro	DBAB	Sell	2,210,000	2,977,923	9/28/12	30,052	—
Euro	CSFB	Sell	1,810,000	2,447,095	9/28/12	32,775	—
Euro	HSBK	Sell	810,000	1,088,138	9/28/12	7,696	—
Euro	MSCO	Sell	600,000	815,145	9/28/12	14,818	—
Hungary Forint	DBAB	Buy	154,700,000	705,524	9/28/12	—	(11,338)
Indian Rupee	JPHQ	Buy	9,008,000	177,009	9/28/12	—	(1,036)
Indian Rupee	DBAB	Buy	7,850,000	154,292	9/28/12	—	(940)
Japanese Yen	JPHQ	Sell	4,170,000	54,941	9/28/12	3,496	—
Philippine Peso	HSBK	Buy	5,600,000	128,105	9/28/12	1,072	—
Swedish Krona	DBAB	Buy	929,000	99,449 EUR	9/28/12	6,622	—
Euro	DBAB	Sell	13,624,000	18,503,163	10/03/12	329,668	—
Philippine Peso	HSBK	Buy	4,500,000	102,517	10/03/12	1,260	—
Philippine Peso	DBAB	Buy	7,621,000	174,994	10/04/12	749	—
Philippine Peso	HSBK	Buy	6,113,000	138,677	10/04/12	2,291	—
Euro	DBAB	Sell	780,000	1,035,840	10/05/12	—	(4,644)
Euro	UBSW	Sell	430,000	572,986	10/05/12	—	(614)

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	DBAB	Buy	9,112,000	209,231	10/05/12	$ 885	$ —
Philippine Peso	HSBK	Buy	9,114,000	205,451	10/05/12	4,711	—
Euro	DBAB	Sell	1,740,000	2,298,314	10/09/12	—	(22,842)
Euro	UBSW	Sell	195,000	259,077	10/09/12	—	(1,052)
Philippine Peso	DBAB	Buy	7,480,000	171,855	10/09/12	592	—
Philippine Peso	JPHQ	Buy	2,407,000	55,181	10/09/12	311	—
Euro	UBSW	Sell	193,000	258,620	10/11/12	1,154	—
Philippine Peso	DBAB	Buy	5,986,000	137,514	10/11/12	476	—
Philippine Peso	JPHQ	Buy	2,986,000	68,455	10/11/12	379	—
Philippine Peso	HSBK	Buy	8,991,000	206,732	10/11/12	529	—
Philippine Peso	JPHQ	Buy	2,781,000	64,301	10/12/12	—	(196)
Philippine Peso	DBAB	Buy	1,782,000	40,825	10/12/12	252	—
Philippine Peso	JPHQ	Buy	10,386,000	238,234	10/15/12	1,136	—
Philippine Peso	HSBK	Buy	2,972,000	68,110	10/15/12	386	—
Euro	HSBK	Sell	170,000	233,459	10/17/12	6,664	—
Philippine Peso	HSBK	Buy	4,142,000	96,055	10/19/12	—	(613)
Philippine Peso	DBAB	Buy	1,077,000	24,662	10/19/12	155	—
Philippine Peso	DBAB	Buy	4,305,000	98,603	10/22/12	581	—
Philippine Peso	JPHQ	Buy	2,161,000	49,758	10/22/12	29	—
Euro	BZWS	Sell	104,786	143,986	10/24/12	4,185	—
Euro	BZWS	Sell	796,633	1,105,249	10/25/12	42,404	—
Euro	CITI	Sell	311,346	433,447	10/26/12	18,055	—
Euro	BZWS	Sell	152,000	210,488	10/26/12	7,693	—
Euro	UBSW	Sell	289,000	402,288	10/29/12	16,700	—
Euro	DBAB	Sell	306,000	424,459	10/29/12	16,189	—
Indian Rupee	HSBK	Buy	5,734,000	111,179	10/29/12	347	—
Indian Rupee	DBAB	Buy	5,603,000	108,471	10/29/12	507	—
Philippine Peso	JPHQ	Buy	2,220,000	51,579	10/29/12	—	(450)
Philippine Peso	MSCO	Buy	1,360,000	31,481	10/29/12	—	(160)
Euro	DBAB	Sell	572,116	806,575	10/31/12	43,237	—
Indian Rupee	DBAB	Buy	11,832,000	230,016	10/31/12	49	—
Indian Rupee	HSBK	Buy	8,542,000	166,025	10/31/12	69	—
Japanese Yen	CITI	Sell	15,120,000	195,341	11/01/12	8,697	—
Euro	DBAB	Sell	36,060	50,157	11/02/12	2,044	—
Japanese Yen	UBSW	Sell	30,300,000	391,170	11/02/12	17,133	—
Japanese Yen	BZWS	Sell	15,100,000	195,135	11/02/12	8,733	—
Euro	DBAB	Sell	148,000	204,274	11/05/12	6,799	—
Euro	BZWS	Sell	254,534	350,901	11/05/12	11,278	—
Euro	DBAB	Sell	113,000	155,691	11/07/12	4,914	—
Euro	BZWS	Sell	1,121,018	1,541,568	11/08/12	45,769	—
Japanese Yen	CITI	Sell	34,542,911	445,939	11/08/12	19,481	—
Norwegian Krone	UBSW	Buy	1,875,500	237,977 EUR	11/08/12	14,277	—
Japanese Yen	BZWS	Sell	33,933,000	439,889	11/13/12	20,923	—
Japanese Yen	BZWS	Sell	44,512,000	577,328	11/14/12	27,735	—
Japanese Yen	UBSW	Sell	34,402,400	446,755	11/14/12	21,986	—
Philippine Peso	DBAB	Buy	10,900,000	252,081	11/14/12	—	(1,250)

Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	1,328,838	1,813,000	11/15/12	$ 39,801	$ —
Japanese Yen	DBAB	Sell	23,793,000	311,578	11/16/12	17,793	—
Euro	UBSW	Sell	151,344	205,661	11/19/12	3,702	—
Euro	BZWS	Sell	372,155	510,169	11/19/12	13,550	—
Euro	DBAB	Sell	59,619	80,861	11/19/12	1,303	—
Japanese Yen	JPHQ	Sell	11,881,000	155,500	11/19/12	8,792	—
Japanese Yen	HSBK	Sell	6,209,000	81,344	11/19/12	4,674	—
Japanese Yen	UBSW	Sell	9,491,000	124,472	11/19/12	7,276	—
Japanese Yen	BZWS	Sell	29,454,000	386,535	11/19/12	22,832	—
Euro	BZWS	Sell	1,295,287	1,757,704	11/21/12	29,192	—
Japanese Yen	BZWS	Sell	33,082,000	434,717	11/21/12	26,201	—
Euro	BZWS	Sell	543,898	738,233	11/23/12	12,409	—
Mexican Peso	HSBK	Buy	8,043,980	572,803	11/23/12	38,937	—
Norwegian Krone	UBSW	Buy	2,394,000	301,481 EUR	11/26/12	20,910	—
Norwegian Krone	MSCO	Buy	1,749,270	220,441 EUR	11/26/12	15,075	—
Norwegian Krone	UBSW	Buy	710,000	90,122 EUR	12/03/12	5,211	—
Chilean Peso	DBAB	Buy	19,120,000	36,281	12/06/12	2,427	—
Chilean Peso	BOFA	Buy	36,390,000	68,641	12/06/12	5,029	—
Euro	HSBK	Sell	30,268	40,692	12/07/12	295	—
Euro	UBSW	Sell	4,392	5,880	12/10/12	19	—
Indonesian Rupiah	JPHQ	Buy	1,287,000,000	133,092	12/17/12	5,141	—
Japanese Yen	JPHQ	Sell	18,778,488	243,024	12/27/12	10,948	—
Chilean Peso	DBAB	Buy	276,100,000	513,961	1/04/13	43,470	—
Chilean Peso	MSCO	Buy	46,917,000	88,774	1/07/13	5,922	—
Euro	DBAB	Sell	722,726	939,681	1/07/13	—	(25,182)
Indian Rupee	HSBK	Buy	52,200,000	933,977	1/07/13	71,891	—
Japanese Yen	DBAB	Sell	23,005,000	302,594	1/07/13	18,212	—
Chilean Peso	DBAB	Buy	27,470,000	52,115	1/09/13	3,319	—
Swedish Krona	DBAB	Buy	15,800,000	1,746,841 EUR	1/09/13	28,993	—
Chilean Peso	DBAB	Buy	38,600,000	73,231	1/10/13	4,657	—
Japanese Yen	CITI	Sell	7,840,000	102,766	1/10/13	5,843	—
Euro	UBSW	Sell	80,000	102,328	1/11/13	—	(4,479)
Japanese Yen	UBSW	Sell	7,840,000	102,719	1/11/13	5,794	—
Japanese Yen	BZWS	Sell	15,680,000	205,585	1/11/13	11,735	—
Chilean Peso	MSCO	Buy	36,800,000	69,896	1/14/13	4,332	—
Euro	UBSW	Sell	75,162	95,786	1/14/13	—	(4,564)
Euro	DBAB	Sell	86,000	110,433	1/14/13	—	(4,388)
Euro	BZWS	Sell	40,087	51,125	1/14/13	—	(2,396)
Euro	CITI	Sell	32,570	41,546	1/14/13	—	(1,939)
Euro	JPHQ	Sell	22,549	28,760	1/14/13	—	(1,345)
Japanese Yen	BZWS	Sell	20,680,000	270,521	1/15/13	14,833	—
Japanese Yen	HSBK	Sell	28,700,000	375,433	1/15/13	20,586	—
Japanese Yen	UBSW	Sell	16,450,000	215,055	1/15/13	11,667	—
Japanese Yen	DBAB	Sell	7,860,000	102,987	1/15/13	5,806	—
Euro	DBAB	Sell	105,000	133,854	1/17/13	—	(6,337)
Euro	CITI	Sell	48,798	62,284	1/22/13	—	(2,872)

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Templeton International Bond Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	32,570	41,559	1/22/13	$ —	$ (1,929)
Philippine Peso	JPHQ	Buy	4,246,000	97,056	1/22/13	410	—
Philippine Peso	DBAB	Buy	1,064,000	24,293	1/22/13	131	—
Euro	DBAB	Sell	531,000	687,924	1/23/13	—	(21,083)
Euro	UBSW	Sell	57,624	75,274	1/25/13	—	(1,668)
Euro	CITI	Sell	111,900	145,429	1/28/13	—	(3,990)
Japanese Yen	UBSW	Sell	33,200,000	429,301	1/28/13	18,692	—
Japanese Yen	DBAB	Sell	31,548,058	408,088	1/28/13	17,910	—
Japanese Yen	BZWS	Sell	37,960,000	491,646	1/28/13	22,167	—
Japanese Yen	HSBK	Sell	40,858,365	528,111	1/28/13	22,785	—
Philippine Peso	HSBK	Buy	4,142,000	95,539	1/28/13	—	(479)
Chilean Peso	DBAB	Buy	24,250,000	47,923	1/29/13	922	—
Chilean Peso	JPHQ	Buy	81,300,000	160,276	1/30/13	3,465	—
Chilean Peso	DBAB	Buy	48,500,000	94,958	1/30/13	2,722	—
Euro	BZWS	Sell	460,000	606,499	1/30/13	—	(7,747)
Swedish Krona	UBSW	Buy	4,650,000	516,002 EUR	1/30/13	5,430	—
Chilean Peso	JPHQ	Buy	117,000,000	230,656	1/31/13	4,965	—
Chilean Peso	DBAB	Buy	45,250,000	88,465	1/31/13	2,661	—
Chilean Peso	MSCO	Buy	22,871,000	45,651	1/31/13	408	—
Euro	DBAB	Sell	462,000	607,022	1/31/13	—	(9,900)
Philippine Peso	DBAB	Buy	9,981,000	231,309	1/31/13	—	(2,265)
Chilean Peso	MSCO	Buy	17,020,200	33,687	2/01/13	586	—
Euro	UBSW	Sell	86,000	112,798	2/01/13	—	(2,042)
Chilean Peso	DBAB	Buy	68,600,000	136,246	2/04/13	1,852	—
Chilean Peso	MSCO	Buy	35,230,000	69,897	2/04/13	1,024	—
Chilean Peso	DBAB	Buy	33,200,000	65,873	2/05/13	955	—
Chilean Peso	DBAB	Buy	27,740,000	54,874	2/06/13	959	—
Chilean Peso	DBAB	Buy	47,200,000	93,369	2/07/13	1,622	—
Singapore Dollar	DBAB	Buy	372,000	299,638	2/07/13	—	(1,395)
Singapore Dollar	HSBK	Buy	372,000	299,517	2/07/13	—	(1,275)
Chilean Peso	JPHQ	Buy	31,400,000	62,314	2/08/13	874	—
Euro	CITI	Sell	203,000	265,508	2/08/13	—	(5,584)
Euro	UBSW	Sell	152,000	198,725	2/08/13	—	(4,260)
Euro	HSBK	Sell	152,000	198,939	2/08/13	—	(4,046)
Singapore Dollar	DBAB	Buy	741,000	596,273	2/08/13	—	(2,186)
Chilean Peso	MSCO	Buy	17,300,000	35,020	2/11/13	—	(216)
Chilean Peso	DBAB	Buy	18,700,000	37,664	2/11/13	—	(43)
Chilean Peso	BZWS	Buy	96,800,000	192,560	2/11/13	2,180	—
Euro	DBAB	Sell	1,982,000	2,619,692	2/11/13	—	(27,196)
Euro	BZWS	Sell	493,000	654,211	2/11/13	—	(4,172)
Japanese Yen	HSBK	Sell	15,273,000	199,647	2/12/13	10,689	—
Japanese Yen	MSCO	Sell	49,397,000	645,489	2/12/13	34,348	—
Chilean Peso	MSCO	Buy	46,470,000	94,164	2/13/13	—	(694)
Chilean Peso	BZWS	Buy	33,500,000	67,581	2/13/13	—	(199)
Euro	UBSW	Sell	327,000	435,149	2/13/13	—	(1,556)
Singapore Dollar	BZWS	Buy	105,482	85,018	2/13/13	—	(444)

Semiannual Report | 31

At February 29, 2012, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

Templeton Income Trust

Financial Statements (continued)

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton International Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

Semiannual Report | 37

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each spe-cific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

38 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

Semiannual Report | 39

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At February 29, 2012, the Fund holds $845,811 in United States Treasury Bills and Notes, and $270,000 in unrestricted cash as collateral for derivatives.

See Note 10 regarding other derivative information.

e. Restricted Cash

At February 29, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 29, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

40 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 41

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

42 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

TheTrust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.
Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C, and R compensation distribution plans, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

Semiannual Report | 43

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 29, 2012, the Fund paid transfer agent fees of $98,786, of which
$56,036 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees , and other expenses, but excluding distribution fees, and acquired fund fees and expenses, for each class of the Fund do not exceed 0.74% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses.
During the period ended February 29, 2012, there were no credits earned.

44 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2012, aggregated $92,933,279 and $14,118,687, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At February 29, 2012, the Fund had 8.91% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 45

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

10. OTHER DERIVATIVE INFORMATION

At February 29, 2012, the Fund has invested in derivative contracts which are reflected on the
Statement of Assets and Liabilities as follows:

For the period ended February 29, 2012, the average month end market value of derivatives repre-
sented 2.76% of average month end net assets. The average month end number of open derivative contracts for the period was 493.

See Note 1(d) regarding derivative financial instuments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndi-
cated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the

46 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

11. CREDIT FACILITY (continued)

Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 29, 2012, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are sum-
marized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s assets and liabilities carried at fair value:

Semiannual Report | 47

13. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards
Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The
amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted
Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

48 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Semiannual Report | 49

Templeton Income Trust

Shareholder Information

Templeton International Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

50 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Templeton International Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

447 S 04/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is
"independent" as defined under the relevant Securities and Exchange
Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities
Exchange Act of 1934 and the Investment Company Act of 1940 is recorded,

processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant changes in

the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer